UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 01136

Guggenheim Funds Trust

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President
Guggenheim Funds Trust
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-301-296-5100

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Reports to Stockholders.

3.31.2014

Guggenheim Funds Semi-Annual Report

Floating Rate Strategies Fund

High Yield Fund

Investment Grade Bond Fund

Limited Duration Fund

Macro Opportunities Fund

Municipal Income Fund

Total Return Bond Fund

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TABLE OF CONTENTS

DEAR SHAREHOLDER	2

ECONOMIC AND MARKET OVERVIEW	3

ABOUT SHAREHOLDERS’ FUND EXPENSES	4

FLOATING RATE STRATEGIES FUND	8

HIGH YIELD FUND	22

INVESTMENT GRADE BOND FUND	34

LIMITED DURATION FUND	46

MACRO OPPORTUNITIES FUND	54

MUNICIPAL INCOME FUND	70

TOTAL RETURN BOND FUND	78

NOTES TO FINANCIAL STATEMENTS	90

OTHER INFORMATION	105

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	110

GUGGENHEIM INVESTMENTS PRIVACY POLICIES	112

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

March 31, 2014

Dear Shareholder:

Security Investors, LLC and Guggenheim Partners Investment Management (the “Investment Advisers”) are pleased to present the semi-annual shareholder report for seven Funds in our Guggenheim Funds Trust (the “Funds”) for the six-month period ended March 31, 2014.

The Investment Advisers are part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, (“Guggenheim”) a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Advisers.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
April 30, 2014

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW	March 31, 2014

Investment markets continued to rally through the six months ended March 31, 2014, thanks to a steadily improving U.S. economy and ongoing U.S. central bank easing. Contributing to performance of equities were growing confidence in the sustainability of the U.S. economic recovery, favorable corporate profit growth, supportive valuations, interest rates below their long-run level, and positive inflows, as investors concerned about the end of quantitative easing and its impact on interest rates rotated out of fixed-income investments into equities.

In January 2014, based on positive economic data and a better jobs picture, the U.S. Federal Reserve (the “Fed”) began its long-expected tapering program, reducing monthly purchases by $10 billion. The Fed continued to taper even after acknowledging in March that the economy had slowed during the winter months, which were unusually harsh for much of the U.S. By April, it was buying only $55 billion a month, down from $85 billion in December 2013.

In March 2014, while noting that the U.S. economy has not yet reached full employment, the Fed also unlinked attainment of a 6.5% unemployment level with a potential rate hike, since the unemployment rate in February was approaching that level. Revised guidance from new Fed Chair Janet Yellen seemed to indicate that a rise might not be considered until mid-2015, at the earliest, although she stressed that it would depend on labor market conditions and the inflation rate. Still, the date was earlier than many market participants had expected, which knocked the market off record highs reached earlier in the six-month period.

Even though upcoming economic reports may reflect the impacts from the severe winter weather, and international tensions remain high, the arrival of spring was expected to return the U.S. economy to its improving trend. Pent-up demand resulting from the huge gap in household formation over the prior several years continues to buoy the housing market, while a pickup in global demand bodes well for the U.S. manufacturing sector. Consumption is rising due to an increase in net worth, resulting from the rebound in housing and asset prices, which has boosted retail sales, and consumer sentiment measures. The consensus expectation for 2014 growth stands at 3.0%, compared with 1.9% for 2013.

Momentum driven by the favorable macro environment is supporting equities and moving spreads tighter, helping perpetuate the risk-on mode that has prevailed in the U.S. since 2008. Investors who want income will have to keep investing, but buying cheap securities may be a thing of the past. Recent volatility indicates that investors must guard against becoming complacent about the quality of investments they make and their inherent risks. The Fed continues pumping enormous amounts of liquidity into the system, but with little expectation that it will raise interest rates before 2015, the expansion is likely to continue. Even when the Fed does hike, it typically takes another two years before a recession threatens growth. While the economy may be entering a new era where interest rates head higher over the long term, there is likely a ceiling on how high rates can rise in advance of eventual monetary tightening.

For the six months ended March 31, 2014, the Standard & Poor’s 500® (“S&P 500”) Index* returned 12.51%. The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned 6.41%. The return of the MSCI Emerging Markets Index* was 1.39%.

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a 1.70% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 6.67%. The return of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.03% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2013 and ending March 31, 2014.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	September 30, 2013	March 31, 2014	Period[2]

Table 1. Based on actual Fund return[3]
Floating Rate Strategies Fund
A-Class	1.05%	3.30%	$1,000.00	$1,033.00	$5.32
C-Class	1.80%	2.91%	1,000.00	1,029.10	9.11
Institutional Class	0.80%	3.38%	1,000.00	1,033.80	4.06
High Yield Fund
A-Class	1.24%	8.11%	1,000.00	1,081.10	6.43
B-Class	0.96%	8.26%	1,000.00	1,082.60	4.98
C-Class	1.97%	7.76%	1,000.00	1,077.60	10.20
Institutional Class	0.97%	8.28%	1,000.00	1,082.80	5.04
Investment Grade Bond Fund
A-Class	1.07%	4.75%	1,000.00	1,047.50	5.46
B-Class	1.82%	4.43%	1,000.00	1,044.30	9.28
C-Class	1.82%	4.37%	1,000.00	1,043.70	9.27
Institutional Class	0.82%	4.82%	1,000.00	1,048.20	4.19
Limited Duration Fund[4]
A-Class	1.30%	0.52%	1,000.00	1,005.20	3.79	[5]
C-Class	1.53%	0.33%	1,000.00	1,003.30	4.45	[5]
Institutional Class	0.54%	0.62%	1,000.00	1,006.20	1.57	[5]
Macro Opportunities Fund
A-Class	1.40%	5.72%	1,000.00	1,057.20	7.18
C-Class	2.14%	5.34%	1,000.00	1,053.40	10.96
Institutional Class	1.08%	5.93%	1,000.00	1,059.30	5.54
Municipal Income Fund
A-Class	0.83%	4.63%	1,000.00	1,046.30	4.23
C-Class	1.58%	4.15%	1,000.00	1,041.50	8.04
Institutional Class	0.58%	4.67%	1,000.00	1,046.70	2.96
Total Return Bond Fund
A-Class	1.10%	4.97%	1,000.00	1,049.70	5.62
C-Class	1.66%	4.60%	1,000.00	1,046.00	8.47
Institutional Class	0.56%	5.13%	1,000.00	1,051.30	2.86

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	September 30, 2013	March 31, 2014	Period[2]

Table 2. Based on hypothetical 5% return (before expenses)
Floating Rate Strategies Fund
A-Class	1.05%	5.00%	$1,000.00	$1,019.70	$5.29
C-Class	1.80%	5.00%	1,000.00	1,015.96	9.05
Institutional Class	0.80%	5.00%	1,000.00	1,020.94	4.03
High Yield Fund
A-Class	1.24%	5.00%	1,000.00	1,018.75	6.24
B-Class	0.96%	5.00%	1,000.00	1,020.14	4.84
C-Class	1.97%	5.00%	1,000.00	1,015.11	9.90
Institutional Class	0.97%	5.00%	1,000.00	1,020.09	4.89
Investment Grade Bond Fund
A-Class	1.07%	5.00%	1,000.00	1,019.60	5.39
B-Class	1.82%	5.00%	1,000.00	1,015.86	9.15
C-Class	1.82%	5.00%	1,000.00	1,015.86	9.15
Institutional Class	0.82%	5.00%	1,000.00	1,020.84	4.13
Limited Duration Fund[4]
A-Class	1.30%	5.00%	1,000.00	1,018.45	6.54	[5]
C-Class	1.53%	5.00%	1,000.00	1,017.30	7.70	[5]
Institutional Class	0.54%	5.00%	1,000.00	1,022.24	2.72	[5]
Macro Opportunities Fund
A-Class	1.40%	5.00%	1,000.00	1,017.95	7.04
C-Class	2.14%	5.00%	1,000.00	1,014.26	10.75
Institutional Class	1.08%	5.00%	1,000.00	1,019.55	5.44
Municipal Income Fund
A-Class	0.83%	5.00%	1,000.00	1,020.79	4.18
C-Class	1.58%	5.00%	1,000.00	1,017.05	7.95
Institutional Class	0.58%	5.00%	1,000.00	1,022.04	2.92
Total Return Bond Fund
A-Class	1.10%	5.00%	1,000.00	1,019.45	5.54
C-Class	1.66%	5.00%	1,000.00	1,016.65	8.35
Institutional Class	0.56%	5.00%	1,000.00	1,022.14	2.82

[1]	This ratio represents annualized net expenses, which includes interest expense related to reverse repurchase agreements.Excluding interest expense, the operating expense ratios would be:

	Floating Rate	High Yield	Investment Grade	Macro Opportunities	Total Return
	Strategies Fund	Fund	Bond Fund	Fund	Bond Fund

A-Class	1.04%	1.18%	1.03%	1.31%	0.93%
B-Class	—	0.91%	1.78%	—	—
C-Class	1.79%	1.91%	1.78%	2.04%	1.49%
Institutional Class	0.80%	0.91%	0.78%	0.98%	0.40%

[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
[3]	Actual cumulative return at net asset value for the period September 30, 2013 to March 31, 2014.
[4]	Since commencement of operations: December 16, 2013.
[5]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 106/365 (to reflect the since inception period).

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

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THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

FUND PROFILE (Unaudited)	March 31, 2014

FLOATING RATE STRATEGIES FUND

OBJECTIVE: Seeks to provide a high level of current income while maximizing total return.

Holdings Diversification
(Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

Alliance Boots Ltd.	1.3%
Scout24 AG	1.2%
Flakt Woods	1.2%
Infor (US), Inc.	1.1%
HUB International Ltd.	1.0%
Crosby Worldwide	1.0%
National Financial Partners	0.9%
Smart & Final Stores LLC	0.9%
Sears Holdings Corp.	0.9%
Chromaflo Technologies	0.9%

Top Ten Total	10.4%

Inception Dates:

A-Class	November 30, 2011
C-Class	November 30, 2011
Institutional Class	November 30, 2011

Portfolio Composition by Quality Rating*

Rating

Fixed Income Instruments
AAA	0.3%
AA	1.2%
A	1.8%
BBB	8.0%
BB	21.4%
B	54.4%
CCC	6.7%
CC	0.2%
NR	1.6%
Other Instruments
Short Term Investments	4.2%
Preferred Stocks	0.2%

Total Investments	100.0%

The chart above reflects percentages of the value of total investments.

*	Source: Factset. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, which are all a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted Moody’s and Fitch ratings to the equivalent S&P rating. Unrated securities do not necessarily indicate low credit quality. Security ratings are determined at the time of purchase and may change thereafter.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

FLOATING RATE STRATEGIES FUND

	SHARES	VALUE

PREFERRED STOCKS† - 0.2%
Aspen Insurance Holdings Ltd. 5.95%[1,2]	96,000	$2,381,760

Total Preferred Stocks
(Cost $2,400,000)		2,381,760

SHORT TERM INVESTMENTS† - 4.5%
Federated U.S. Treasury Cash Reserve Fund	59,798,206	59,798,206

Total Short Term Investments
(Cost $59,798,206)		59,798,206

	FACE
	AMOUNT

SENIOR FLOATING RATE INTERESTS†† - 80.6%

CONSUMER DISCRETIONARY - 18.5%
Alliance Boots Ltd.
3.96% due 07/09/17	$10,521,726	17,594,093
3.46% due 07/09/15	2,986,900	4,974,731
Smart & Final Stores LLC
4.75% due 11/15/19	12,463,336	12,463,336
Sears Holdings Corp.
5.50% due 06/30/18	11,870,250	11,920,699
BJ’s Wholesale Club, Inc.
4.50% due 09/26/19	11,540,105	11,568,955
Neiman Marcus Group, Inc.
4.25% due 10/25/20	10,224,375	10,250,958
Laureate Education, Inc.
5.00% due 06/15/18	9,727,484	9,630,209
Guitar Center, Inc.
8.25% due 04/09/17	9,492,851	9,449,374
Go Daddy Operating Company LLC
4.00% due 12/17/18	8,182,388	8,198,753
Alexander Mann Solutions Ltd.
5.75% due 12/20/19	7,980,000	7,999,950
Steinway Musical Instruments, Inc.
4.75% due 09/19/19	4,389,000	4,424,683
9.25% due 09/18/20	3,300,000	3,399,000
Hilton Worldwide Holdings, Inc.
3.50% due 10/26/20	7,631,579	7,640,432
Lions Gate Entertainment Corp.
5.00% due 07/19/20	7,400,000	7,529,500
Hudson’s Bay Co.
4.75% due 11/04/20	6,250,000	6,328,125
IntraWest Holdings S.à.r.l.
7.75% due 12/10/18[6]	5,300,000	5,096,737
5.50% due 12/09/20	1,057,350	1,070,567
CHG Healthcare Services, Inc.
4.25% due 11/19/19	5,131,410	5,137,825
Connolly Holdings, Inc.
5.00% due 01/29/21	4,937,625	4,982,903
TI Automotive Ltd.
5.50% due 03/28/19	4,950,000	4,962,375
PSAV-Audio Visual Services Corp.
4.50% due 01/25/21	4,350,000	4,371,750
William Morris Endeavor
5.25% due 03/19/21	3,400,000	3,376,642
8.25% due 03/21/22	930,000	937,561
Pinnacle Entertainment, Inc.
3.75% due 08/13/20	4,265,263	4,271,916
Playa Resorts Holdings
4.00% due 08/09/19	4,179,000	4,192,080
Landry’s, Inc.
4.00% due 04/24/18	4,053,655	4,073,924
Party City Holdings, Inc.
4.00% due 07/27/19	4,008,881	4,008,120
CPA Global
4.50% due 12/03/20	3,950,000	3,987,051
Digital Cinema
3.25% due 05/17/21	3,870,000	3,840,975
Warner Music Group
3.75% due 07/01/20	3,731,250	3,709,795
ValleyCrest Companies LLC
5.50% due 06/13/19	3,573,000	3,599,798
Ollies Bargain Outlet
5.25% due 09/28/19	3,365,444	3,352,824
Capital Automotive LP
6.00% due 04/30/20	2,000,000	2,042,500
4.00% due 04/10/19	1,141,519	1,144,019
Armored AutoGroup, Inc.
6.00% due 11/05/16	3,144,148	3,161,850
Fender Musical Instruments Corp.
5.75% due 04/03/19	2,856,000	2,866,710
Serta Simmons Holdings LLC
4.25% due 10/01/19	2,849,110	2,857,828
Arby’s
5.00% due 11/15/20	2,836,463	2,851,524
California Pizza Kitchen, Inc.
5.25% due 03/29/18	2,964,384	2,808,754
Centaur LLC
5.25% due 02/20/19	2,631,848	2,636,796
Boyd Gaming Corp.
4.00% due 08/14/20	2,447,700	2,448,924
Mitel Networks Corp.
5.25% due 01/31/20	2,384,025	2,406,387
Fleetpride Corp.
5.25% due 11/19/19	1,977,475	1,949,790
9.25% due 05/15/20	380,000	373,350
Compucom Systems, Inc.
4.25% due 05/07/20	2,277,700	2,272,712
SNL Financial
4.50% due 10/23/18	2,094,750	2,104,344
Hoyts Group Holdings LLC
4.00% due 05/29/20	2,081,763	2,080,472
NES Global Talent
6.50% due 10/03/19	1,987,500	1,987,500
Southern Graphics, Inc.
4.25% due 10/17/19	1,860,439	1,858,114
Totes Isotoner Corp.
7.25% due 07/07/17	1,599,776	1,603,775
La Quinta Intermediate Holdings
4.00% due 02/19/21	1,500,000	1,499,070
AlixPartners, LLP
4.00% due 07/10/20	1,422,755	1,424,533
1-800 Contacts, Inc.
4.25% due 01/31/21	1,300,000	1,302,275
Men’s Wearhouse
7.75% due 03/11/15†††,6	1,100,000	1,100,000
Cooper Standard Automotive, Inc.
4.00% due 03/26/21	940,000	940,592

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2014

FLOATING RATE STRATEGIES FUND

	FACE
	AMOUNT	VALUE

NAB Holdings LLC
7.00% due 04/24/18	$912,500	$915,922
Container Store, Inc.
4.25% due 04/06/19	895,380	896,499
Rite Aid Corp.
5.75% due 08/21/20	500,000	510,315
Equinox Fitness
4.25% due 01/31/20	495,000	496,648
Jacobs Entertainment, Inc.
5.25% due 10/29/18	492,500	494,963
Reynolds Group Holdings
4.00% due 12/01/18	493,762	494,903
Sleepy’s LLC
5.00% due 03/30/19	490,000	492,450
Navistar, Inc.
5.75% due 08/17/17	312,500	317,447
David’s Bridal, Inc.
5.03% due 10/11/19	246,875	246,566
Targus Group International, Inc.
12.00% due 05/24/16[6]	231,236	191,348
CKX Entertainment, Inc.
9.00% due 06/21/17[6]	145,875	126,911

Total Consumer Discretionary		249,251,432

INDUSTRIALS - 16.5%
Flakt Woods
8.00% due 04/01/17	12,115,820	16,191,148
Crosby Worldwide
4.00% due 11/23/20	12,967,500	12,891,898
Brickman Group Holdings, Inc.
4.00% due 12/18/20	10,077,000	10,087,984
7.50% due 12/17/21	1,400,000	1,424,500
Travelport Holdings Ltd.
6.25% due 06/26/19	5,093,883	5,206,917
9.50% due 01/31/16	4,935,000	5,095,388
US Shipping Corp.
9.00% due 04/30/18	9,707,806	9,901,963
Minimax Viking
4.50% due 08/14/20	9,452,500	9,519,424
Mitchell International, Inc.
4.50% due 10/12/20	6,384,000	6,393,576
8.50% due 10/11/21	3,050,000	3,114,813
Rexnord LLC/ RBS Global, Inc.
4.00% due 08/21/20	8,358,000	8,357,916
Doncasters Group Ltd.
9.50% due 10/09/20	6,950,000	7,054,250
5.50% due 04/09/20	1,257,300	1,262,543
US Infrastructure Corp.
4.00% due 07/10/20	6,848,250	6,835,444
Thermasys Corp.
5.25% due 05/03/19	6,739,688	6,705,989
SIRVA Worldwide, Inc.
7.50% due 03/27/19	5,940,000	6,058,800
Tank & Rast
4.06% due 12/10/19	2,340,000	3,252,015
3.81% due 12/10/18	1,750,000	2,412,847
Berlin Packaging LLC
4.75% due 04/02/19	3,582,000	3,599,910
8.75% due 04/10/20	1,900,000	1,942,750
SRA International, Inc.
6.50% due 07/20/18	5,055,529	5,065,033
Power Borrower, LLC
4.25% due 05/06/20	2,955,637	2,938,406
8.25% due 11/06/20	1,670,000	1,653,300
Quikrete
4.00% due 09/28/20	4,577,000	4,581,760
HD Supply, Inc.
4.00% due 06/28/18	4,431,106	4,432,036
IPC Systems, Inc.
7.75% due 07/31/17	4,121,091	4,120,433
NaNa Development Corp.
8.00% due 03/15/18	4,080,000	4,039,200
Filtration Group Corp.
4.50% due 11/20/20	3,840,375	3,862,764
Sutherland Global Services, Inc.
7.25% due 03/06/19	3,800,000	3,819,000
syncreon
5.25% due 10/28/20	3,790,500	3,795,238
Ceva Logistics US Holdings
6.50% due 03/19/21	3,783,251	3,767,475
Knowledge Learning Corp.
5.25% due 03/12/21	3,550,000	3,569,987
Multiplan, Inc.
4.00% due 03/31/21	3,400,000	3,391,500
Emerald Expositions
5.50% due 06/17/20	3,132,123	3,153,014
Camp Systems International
4.75% due 05/31/19	1,895,213	1,914,165
8.25% due 11/29/19	1,150,000	1,171,563
GYP Holdings III Corp.
4.75% due 03/26/21	2,800,000	2,786,000
Ceva Logistics Holdings BV (Dutch)
6.50% due 03/19/21	2,742,857	2,731,419
Mast Global
8.75% due 09/12/19†††,6	2,715,625	2,688,469
Osmose Holdings, Inc.
4.75% due 11/26/18	2,619,792	2,632,891
Ceva Group Plc (United Kingdom)
6.50% due 03/19/21	2,600,985	2,590,139
Ranpak
4.50% due 04/25/19	2,005,124	2,015,149
8.50% due 04/23/20	500,000	510,000
Univision Communications, Inc.
4.00% due 03/01/20	2,504,700	2,499,791
Nord Anglia Education Finance LLC
4.50% due 03/19/21	2,500,000	2,496,875
Realogy Corp.
3.75% due 03/05/20	2,475,047	2,482,472
MRC Global, Inc.
4.75% due 11/08/19	2,417,850	2,445,559
GCA Services Group, Inc.
4.27% due 11/01/19	1,796,465	1,798,711
9.25% due 11/01/20	200,000	202,250
Berry Plastics Corp.
3.50% due 02/08/20	1,094,472	1,089,000
3.75% due 01/06/21	900,000	897,624
ServiceMaster Co.
4.25% due 01/31/17	1,757,934	1,758,303
Dematic S.A.
4.25% due 12/28/19	1,361,681	1,363,955
CareCore National LLC
5.50% due 03/05/21	1,350,000	1,357,317

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2014

FLOATING RATE STRATEGIES FUND

	FACE
	AMOUNT	VALUE

Helm Financial Corp.
6.25% due 06/01/17	$1,150,133	$1,147,258
Travelport LLC
5.50% due 06/21/18†††,6	833,333	752,859
CPM Acquisition Corp.
6.25% due 08/29/17	379,192	381,561
10.25% due 03/01/18	325,000	329,063
Panolam Industries International, Inc.
7.25% due 08/23/17	572,763	557,012
Wireco Worldgroup, Inc.
6.00% due 02/15/17	492,500	494,963
Ceva Logistics Canada, ULC
6.50% due 03/19/21	472,906	470,934
Omnitracs, Inc.
8.75% due 05/25/21	350,000	354,375
Advanced Disposal Services, Inc.
3.75% due 10/09/19	351,369	350,442
Total Safety U.S., Inc.
5.75% due 03/13/20	198,000	198,248
9.25% due 09/13/20	99,750	99,750
Hamilton Sundstrand
4.00% due 12/13/19	257,117	256,394
SI Organization
5.50% due 11/22/16	243,759	238,124
Hunter Fan Co.
6.50% due 12/20/17	223,010	222,731
Wyle Services Corp.
5.00% due 03/26/17	190,786	190,786
Awas Aviation Holdings LLC
3.50% due 06/10/16	189,229	189,229
DynCorp International, Inc.
6.25% due 07/07/16	84,224	84,698

Total Industrials		223,249,300

INFORMATION TECHNOLOGY - 11.5%
Infor (US), Inc.
3.75% due 06/03/20	18,521,036	18,450,198
Sabre, Inc.
4.50% due 02/19/19	8,361,491	8,357,310
4.25% due 02/19/19	2,952,035	2,950,795
Active Network, Inc., The
5.50% due 11/13/20	9,875,250	9,955,536
Greenway Medical Technologies
6.00% due 11/04/20	9,975,000	9,912,656
GlobalLogic Holdings, Inc.
6.25% due 05/31/19	9,725,625	9,628,369
CallCredit Info Group Ltd.
7.75% due 03/26/21	5,300,000	8,901,809
LANDesk Group, Inc.
5.00% due 02/25/20	8,457,500	8,460,122
Aspect Software, Inc.
7.25% due 05/07/16	8,101,342	8,202,608
Applied Systems, Inc.
4.25% due 01/25/21	7,331,625	7,349,954
Activision Blizzard
3.25% due 10/12/20	6,356,250	6,349,894
ION Trading Technologies Ltd.
4.50% due 05/22/20	3,937,500	3,941,201
8.25% due 05/22/21	1,800,000	1,818,000
EIG Investors Corp.
5.00% due 11/09/19	5,409,320	5,436,366
Deltek, Inc.
4.50% due 10/10/18	5,117,024	5,142,609
P2 Energy Solutions
5.00% due 10/30/20	4,568,550	4,602,814
9.00% due 04/30/21	390,000	396,338
CDW LLC
3.25% due 04/29/20	4,950,012	4,900,511
Sophos
5.00% due 01/29/21	4,800,000	4,812,000
Paradigm Ltd
4.75% due 07/30/19[6]	4,129,316	4,133,198
Verint Systems, Inc.
3.50% due 09/06/19	3,467,000	3,455,732
Blue Coat Systems, Inc.
4.00% due 05/31/19	3,286,000	3,291,488
Kronos, Inc.
4.50% due 10/30/19	2,424,996	2,441,365
SRS Distribution, Inc.
4.75% due 08/28/19	2,279,019	2,279,019
Eze Castle Software, Inc.
7.25% due 04/04/21	1,441,176	1,448,382
8.50% due 03/14/21	800,000	810,000
Lantiq Deutschland GmbH
11.00% due 11/16/15[6]	1,881,406	1,862,592
Attachmate Group, Inc., The
7.25% due 11/22/17	1,119,620	1,125,923
Hyland Software, Inc.
4.75% due 02/19/21	1,089,000	1,098,529
Wall Street Systems
5.75% due 10/25/19	641,875	641,875
9.25% due 10/25/20	150,000	151,125
American Builders & Contractors
Supply Co., Inc.
3.50% due 04/16/20	696,500	694,139
Sophia, LP
4.00% due 07/19/18	382,139	382,139
Epicor Software
4.00% due 05/16/18	374,063	374,717
SumTotal Systems
6.25% due 11/16/18	331,073	329,004

Total Information Technology		154,088,317

TELECOMMUNICATION SERVICES - 10.3%
Ziggo BV
3.75% due 01/15/22	6,445,200	8,830,328
3.50% due 01/15/22	5,854,800	8,021,443
Scout24 AG
4.48% due 02/05/21	12,000,000	16,689,398
Alcatel-Lucent, Inc.
4.50% due 01/30/19	11,444,482	11,492,778
Cumulus Media, Inc.
4.25% due 12/23/20	10,967,750	11,008,879
Zayo Group LLC
4.00% due 07/02/19	9,875,481	9,877,950
Expert Global Solutions
8.50% due 04/03/18	8,973,458	8,737,905
7.80% due 04/02/17[6]	937,500	883,575
Asurion Corp.
4.25% due 07/08/20	4,128,800	4,111,831
6.00% due 05/24/19	3,891,170	3,897,512

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2014

FLOATING RATE STRATEGIES FUND

	FACE
	AMOUNT	VALUE

Avaya, Inc.
6.50% due 03/31/18	$4,933,593	$4,938,724
4.73% due 10/26/17	2,338,791	2,281,538
Light Tower Fiber LLC
4.00% due 04/13/20	6,458,731	6,414,360
Cengage Learning Acquisitions, Inc.
7.00% due 03/06/20	5,650,000	5,708,873
Trader Media Corporation Ltd.
5.00% due 12/08/17	3,376,319	5,645,041
Gogo LLC
11.25% due 06/21/17[6]	4,342,631	4,690,042
CBS Outdoor Americas Capital LLC
3.00% due 01/31/21	4,600,000	4,579,898
Associated Partners, Inc.
6.66% due 12/21/15†††,6	3,250,000	3,258,125
Univision Communications, Inc.
4.00% due 03/01/20	3,006,951	3,010,289
Live Nation Worldwide, Inc.
3.50% due 08/14/20	2,985,000	2,978,463
Hemisphere Media Group, Inc.
6.25% due 07/30/20	2,580,500	2,586,951
EMI Music Publishing
3.75% due 06/29/18	2,367,010	2,365,329
Virgin Media Investment Holdings Ltd.
3.50% due 06/08/20	2,000,000	1,994,660
Anaren, Inc.
5.50% due 02/18/21	1,596,000	1,603,980
9.25% due 08/18/21	275,000	277,750
Syniverse Technologies, Inc.
4.00% due 04/23/19	1,163,426	1,163,914
Level 3 Communications, Inc.
4.00% due 08/01/19	750,000	751,688
Clientlogic Corp.
6.99% due 01/30/17	250,000	252,500
Telx Group
5.25% due 09/25/17	243,789	245,312

Total Telecommunication Services		138,299,036

FINANCIALS - 9.2%
HUB International Ltd.
4.75% due 10/02/20	13,731,000	13,736,766
National Financial Partners
5.25% due 07/01/20	12,530,831	12,589,601
First Data Corp.
4.15% due 03/23/18	9,300,000	9,315,531
4.15% due 03/24/21	1,374,285	1,376,291
4.15% due 09/24/18	400,000	400,388
Magic Newco, LLC
5.00% due 12/12/18	9,903,160	9,989,813
12.00% due 06/12/19	500,000	572,500
Ceridian Corp.
4.40% due 05/09/17	5,848,903	5,869,374
American Stock Transfer & Trust
5.75% due 06/26/20	5,828,800	5,848,210
WTG Holdings
4.75% due 01/15/21	5,735,625	5,749,964
AmWINS Group, LLC
5.00% due 09/06/19	4,755,955	4,784,206
International Lease Finance
3.50% due 03/06/21	4,700,000	4,700,987
Wastequip, Inc.
5.50% due 08/09/19	4,429,031	4,462,249
Nuveen Investments, Inc.
4.15% due 05/13/17	4,000,000	4,009,280
6.50% due 02/28/19	400,000	400,500
RCS Capital
6.50% due 03/29/19	4,350,000	4,371,750
STG-Fairway Acquisitions, Inc.
6.25% due 02/28/19	2,977,505	2,984,949
10.50% due 08/28/19†††	1,300,000	1,287,000
Topaz Power Holdings LLC
5.25% due 02/26/20	3,950,000	3,864,404
Cetera Financial Group, Inc.
6.50% due 08/07/19	3,555,000	3,555,000
Lineage Logistics LLC
4.50% due 03/31/21	3,250,000	3,241,875
Fly Leasing Ltd.
4.50% due 08/09/19	2,660,078	2,685,562
Intertrust Group
4.65% due 02/04/20	2,616,000	2,605,379
Transunion Holding Co.
4.00% due 03/19/21	2,500,000	2,504,175
Grosvenor Capital Management
Holdings, LLLP
3.75% due 01/04/21	2,169,563	2,157,370
USI Holdings Corp.
4.25% due 12/27/19	1,970,125	1,976,291
iStar Financial, Inc.
4.50% due 10/15/17	1,952,824	1,957,100
Cunningham Lindsey U.S., Inc.
5.00% due 12/10/19	1,631,602	1,630,917
9.25% due 06/10/20	194,886	194,399
AssuredPartners
0.00% due 01/31/19[3]	1,600,000	1,584,000
Alliant Holdings I, LLC
4.25% due 12/20/19	1,425,543	1,430,290
CNO Financial Group, Inc.
3.75% due 09/28/18	727,926	727,475
Knight/Getco
5.75% due 12/05/17	607,477	608,236
Hamilton Lane Advisors LLC
5.25% due 02/28/18	196,875	196,875

Total Financials		123,368,707

CONSUMER STAPLES - 4.6%
Performance Food Group
6.25% due 11/14/19	9,921,453	10,053,705
CTI Foods Holding Co. LLC
8.25% due 06/28/21	8,650,000	8,693,250
4.50% due 06/28/20	1,343,250	1,343,250
Dole Food Company, Inc.
4.50% due 11/01/18	7,980,000	8,009,925
Reddy Ice Holdings, Inc.
6.75% due 04/01/19	4,853,481	4,804,946
10.75% due 10/01/19	2,000,000	1,920,000
Arctic Glacier Holdings, Inc.
5.00% due 05/10/19	6,433,607	6,441,649
Grocery Outlet, Inc.
5.50% due 12/17/18	6,048,438	6,059,809

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2014

FLOATING RATE STRATEGIES FUND

	FACE
	AMOUNT	VALUE

Darling International, Inc.
3.25% due 01/08/21	$6,000,000	$5,987,520
Hostess Brands
6.75% due 04/09/20	2,800,000	2,908,500
DS Waters of America, Inc.
5.25% due 08/30/20	2,487,500	2,524,813
AdvancePierre Foods, Inc.
5.75% due 07/10/17	1,706,360	1,711,036
9.50% due 10/10/17	751,000	728,470
Aramark Corp.
3.25% due 02/24/21	1,220,000	1,207,544

Total Consumer Staples		62,394,417

MATERIALS - 3.5%
Chromaflo Technologies
4.50% due 12/02/19	11,720,625	11,749,926
Oxbow Carbon
8.00% due 01/19/20	4,900,000	4,998,000
4.25% due 07/19/19	3,940,158	3,958,204
WR Grace & Co.
3.00% due 02/03/21	8,842,105	8,816,286
Royal Adhesives and Sealants
5.50% due 07/31/18	5,045,605	5,105,547
CPG International, Inc.
4.75% due 09/30/20	3,710,345	3,716,541
Atkore International, Inc.
4.50% due 03/26/21	2,300,000	2,295,699
7.75% due 09/27/21	400,000	402,000
Ennis-Flint
4.25% due 03/31/21	2,100,000	2,096,073
7.75% due 09/30/21	550,000	550,000
United Central Industrial Supply
9.50% due 10/09/17†††,6	1,700,000	1,700,000
Fortescue Metals Group Ltd.
4.25% due 06/30/19	995,000	1,002,174
Kloeckner Pentaplast S.A.
4.75% due 12/21/16	285,529	288,028

Total Materials		46,678,478

HEALTH CARE - 3.1%
Community Health Systems, Inc.
4.25% due 01/27/21	10,623,375	10,705,069
Akorn, Inc.
4.50% due 11/13/20	6,300,000	6,355,125
Valeant Pharmaceuticals International, Inc.
3.75% due 08/05/20	5,602,430	5,615,652
Merge Healthcare, Inc.
6.00% due 04/23/19[6]	4,512,406	4,241,662
Learning Care Group (US), Inc.
5.75% due 05/08/19	4,227,174	4,240,405
Harvard Drug
5.00% due 08/16/20	3,320,163	3,337,794
DJO Finance LLC
4.75% due 09/15/17	2,567,500	2,574,715
Ceramtec GMBH
4.25% due 08/30/20	2,284,515	2,286,410
Catalent Pharma Solutions, Inc.
4.25% due 09/15/17	1,178,462	1,181,149
Healthport, Inc.
5.25% due 10/04/19	748,125	755,606

Total Health Care		41,293,587

ENERGY - 2.5%
Ocean Rig ASA
6.00% due 03/31/21	7,788,691	7,926,628
Rice Energy
8.50% due 10/25/18	6,538,714	6,653,142
Pacific Drilling
4.50% due 05/18/18	5,705,631	5,724,175
PSS Companies
5.50% due 01/28/20	5,250,000	5,276,250
Panda Temple II Power
7.25% due 04/03/19	4,500,000	4,606,875
Varel International Energy Funding Corp.
9.25% due 07/17/17	956,250	963,422
Crestwood
7.00% due 06/19/19	731,855	744,209
Panda Sherman
9.00% due 09/14/18	600,000	613,500
EP Energy LLC
4.50% due 04/30/19	281,250	281,835
Sheridan Production Partners
4.25% due 10/01/19	244,375	245,494

Total Energy		33,035,530

UTILITIES - 0.9%
Astoria Generating Company
Acquisitions LLC
8.50% due 10/26/17	6,825,000	7,029,750
Linden Cogeneration Power
3.75% due 12/17/20	4,800,507	4,820,525

Total Utilities		11,850,275

Total Senior Floating Rate Interests
(Cost $1,075,198,469)		1,083,509,079

ASSET BACKED SECURITIES†† - 9.6%
Gramercy Real Estate CDO 2007-1 Ltd.
2007-1A, 0.52% due 08/15/56[1,4]	11,647,489	9,969,087
Castlelake Aircraft Securitization Trust
2014-1, 5.25% due 02/15/29†††	4,705,825	4,752,883
2014-1, 7.50% due 02/15/29†††	3,500,000	3,535,000
Cedar Woods CRE CDO Ltd.
0.42% due 07/25/51†††	8,849,225	7,224,507
GreenPoint Mortgage Funding Trust
2005-HE4, 0.86% due 07/25/30[1]	6,800,000	6,153,544
RAIT CRE CDO I Ltd.
2006-1X, 0.49% due 11/20/46†††,1	6,498,237	5,498,808
N-Star REL CDO VIII Ltd.
2006-8A, 0.51% due 02/01/41[1,4]	3,250,000	2,811,900
2006-8A, 0.44% due 02/01/41†††,1,4	1,779,618	1,677,112
Structured Asset Securities Corporation
Mortgage Loan Trust
2006-OPT1, 0.41% due 04/25/36[1]	4,300,000	3,697,200
2007-BC1, 0.28% due 02/25/37[1]	900,000	732,559
N-Star Real Estate CDO IX Ltd.
0.51% due 02/01/41†††,6	4,804,968	4,366,275
KKR Financial CLO 2007-1 Ltd.
2007-1A, 2.49% due 05/15/21[1,4]	4,100,000	3,942,560
Newstar Commercial Loan
Funding 2013-1 LLC
2013-1A, 4.78% due 09/20/23[1,4]	2,750,000	2,750,000
2013-1A, 5.53% due 09/20/23[1,4]	250,000	249,350

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2014

FLOATING RATE STRATEGIES FUND

	FACE
	AMOUNT	VALUE

Lehman XS Trust
2007-9, 0.27% due 06/25/37[1]	$3,226,703	$2,820,500
Jasper CLO Ltd.
2005-1A, 1.14% due 08/01/17[1,4]	3,000,000	2,813,322
Halcyon Loan Advisors Funding 2012-1 Ltd.
2012-1A, 3.24% due 08/15/23[1,4]	2,600,000	2,594,280
Wachovia Asset Securitization
Issuance II LLC 2007-HE1 Trust
2007-HE1, 0.29% due 07/25/37[1,4]	2,914,538	2,438,099
Highland Park CDO I Ltd.
2006-1A, 0.56% due 11/25/51[1,4,7]	2,616,693	2,402,909
Tricadia CDO 2006-6 Ltd.
2006-6A, 0.79% due 11/05/41†††,1,4	1,750,000	1,627,675
2006-6A, 0.99% due 11/05/41†††,1,4	550,000	499,675
TCW Global Project Fund III Ltd.
2005-1A, 0.89% due 09/01/17†††,1,4	1,750,000	1,625,400
2005-1A, 1.09% due 09/01/17†††,1,4	500,000	427,250
GSAMP Trust
2005-HE6, 0.59% due 11/25/35[1]	2,250,000	2,001,276
Duane Street CLO IV Ltd.
2007-4A, 2.49% due 11/14/21[1,4]	2,000,000	1,907,000
West Coast Funding Ltd.
2006-1A, 0.37% due 11/02/41[1,4]	1,853,939	1,785,714
Acis CLO 2013-2 Ltd.
4.09% due 10/14/22[1,4]	1,800,000	1,758,780
Northwoods Capital VII Ltd.
2006-7A, 3.74% due 10/22/21[1,4]	1,000,000	969,100
2006-7A, 1.79% due 10/22/21[1,4]	700,000	669,550
Rockwall CDO II Ltd.
2007-1A, 0.49% due 08/01/24[1,4]	1,740,241	1,614,073
HSI Asset Securitization Corporation Trust
2007-WF1, 0.32% due 05/25/37[1]	1,728,004	1,597,234
DIVCORE CLO Ltd.
2013-1A B, 4.05% due 11/15/32†††	1,600,000	1,592,800
Home Equity Asset Trust
2006-3, 0.46% due 07/25/36[1]	1,717,393	1,562,293
MCF CLO I LLC
2013-1A, 3.79% due 04/20/23[1,4]	1,500,000	1,482,900
Copper River CLO Ltd.
2007-1A, 1.74% due 01/20/21†††,1,4	1,000,000	914,000
2007-1A, 1.04% due 01/20/21[1,4]	500,000	452,650
New Century Home Equity Loan Trust
2004-4, 0.95% due 02/25/35[1]	1,441,499	1,308,169
GSAA Home Equity Trust
2007-7, 0.42% due 07/25/37[1]	1,464,803	1,269,005
Global Leveraged Capital Credit
Opportunity Fund
2006-1A, 1.24% due 12/20/18[1,4]	1,288,000	1,238,154
Newcastle Cdo Viii 1 Ltd.
2006-8A, 0.43% due 11/25/52†††,1,4	1,201,297	1,150,242
Putnam Structured Product CDO 2002-1 Ltd.
2002-1A, 0.83% due 01/10/38[1,4]	1,270,409	1,129,902
Grayson CLO Ltd.
2006-1A, 0.65% due 11/01/21[1,4]	1,200,000	1,104,600
Halcyon Structured Asset Management
Long Secured/Short Unsecured 2007-1 Ltd.
2007-1A, 2.54% due 08/07/21[1,4]	1,100,000	1,083,830
Cerberus Onshore II CLO LLC
2014-1A, 4.25% due 10/15/23†††,1,4	600,000	573,060
2014-1A, 3.75% due 10/15/23†††,1,4	500,000	486,900
Telos CLO 2007-2 Ltd.
2007-2A, 2.44% due 04/15/22[1,4]	1,100,000	1,043,350
Genesis Funding Ltd.
2006-1A, 0.40% due 12/19/32[1,4]	1,108,835	1,033,323
Telos CLO Ltd.
2013-3A, 4.49% due 01/17/24[1,4]	1,050,000	1,032,675
ARES XXVI CLO Ltd.
2013-1A, 0.00% due 04/15/25[3,4]	1,250,000	1,028,875
Salus CLO 2012-1 Ltd.
2013-1AN, 6.99% due 03/05/21†††,1,4	1,000,000	1,001,900
Aerco Ltd.
2000-2A, 1.12% due 07/15/25[1]	1,657,879	1,001,028
Acis CLO 2013-1 Ltd.
2013-1A, 4.74% due 04/18/24[1,4]	1,000,000	1,000,000
COA Summit CLO Ltd.
2014-1A, 4.09% due 04/20/23†††,1,4	1,000,000	996,200
Halcyon Structured Asset Management
Long Secured/Short Unsecured 2007-2 Ltd.
2007-2A, 3.99% due 10/29/21[1,4]	1,000,000	986,200
Hewett’s Island CDO Ltd.
2007-6A, 2.49% due 06/09/19[1,4]	1,000,000	975,400
Liberty CLO Ltd.
2005-1A, 0.74% due 11/01/17[1,4]	1,000,000	965,600
NewStar Commercial Loan Trust
2007-1A, 2.53% due 09/30/22†††,1,4	500,000	481,750
2007-1A, 1.53% due 09/30/22[1,4]	500,000	468,350
Churchill Financial Cayman Ltd.
2007-1A, 2.84% due 07/10/19[1,4]	1,000,000	930,700
Airplanes Pass Through Trust
2001-1A, 0.71% due 03/15/19[1]	1,705,538	801,603
Shackleton II CLO Ltd.
2012-2A, 4.29% due 10/20/23[1,4]	750,000	750,375
Garrison Funding 2013-2 Ltd.
2013-2A, 4.98% due 09/25/23[1,4]	750,000	745,125
Westchester CLO Ltd.
2007-1A, 0.58% due 08/01/22[1,4]	750,000	705,750
KKR Financial CLO Ltd.
5.24% due 05/15/21	650,000	648,245
Drug Royalty Limited Partnership
2012-1, 5.49% due 07/15/24[1,4]	508,462	528,274
ACA CLO 2007-1 Ltd.
2007-1A, 1.19% due 06/15/22[1,4]	575,000	526,413
Cent CLO
2012-16A, 3.74% due 08/01/24[1,4]	500,000	502,700
CIFC Funding 2012-II Ltd.
2012-2A, 4.49% due 12/05/24[1,4]	500,000	501,400
Cerberus Offshore Levered I, LP
2012-1A, 6.23% due 11/30/18[1,4]	250,000	250,575
2012-1A, 4.98% due 11/30/18[1,4]	250,000	249,825
Fraser Sullivan CLO VI Ltd.
2011-6A, 4.74% due 11/22/22[1,4]	500,000	500,363
Gleneagles CLO Ltd.
2005-1A, 1.14% due 11/01/17[1,4]	500,000	475,200
Pangaea CLO Ltd.
2007-1A, 0.74% due 10/21/21[1,4]	500,000	469,800
Kingsland III Ltd.
2006-3A, 1.84% due 08/24/21[1,4]	500,000	464,850
Westwood CDO I Ltd.
2007-1A, 0.90% due 03/25/21[1,4]	500,000	463,050
Kingsland IV Ltd.
2007-4A, 1.69% due 04/16/21†††,1,4	500,000	461,600

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2014

FLOATING RATE STRATEGIES FUND

	FACE
	AMOUNT	VALUE

MCF CLO III LLC
2014-3A, 3.46% due 01/20/24†††,1,4	$500,000	$459,300
ACS 2007-1 Pass Through Trust
2007-1A, 0.46% due 06/14/37[1,4]	479,036	455,707
Northwind Holdings LLC
2007-1A, 1.02% due 12/01/37[1,4]	456,875	419,320
Babcock & Brown Air Funding I Ltd.
2007-1A, 0.62% due 11/14/33[1,4]	484,789	402,375
Newcastle CDO IX 1 Ltd.
2007-9A, 0.41% due 05/25/52[1,4,7]	379,732	378,592
Aircraft Lease Securitisation Ltd.
2007-1A, 0.42% due 05/10/32[1,4]	389,463	376,806
OFSI Fund Ltd.
2006-1A, 1.08% due 09/20/19[1,4]	370,000	356,199
Raspro Trust
2005-1A, 0.63% due 03/23/24[1,4]	370,274	336,949
Credit Card Pass-Through Trust
2012-BIZ, 0.00% due 12/15/49†††,3,4	369,709	317,543
Eastland CLO Ltd.
2007-1A, 0.64% due 05/01/22[1,4]	350,000	311,675
Asset Backed Securities Corporation
Home Equity Loan Trust Series
2004-HE8, 1.20% due 12/25/34[1]	347,746	307,280
Accredited Mortgage Loan Trust
2007-1, 0.28% due 02/25/37[1]	324,514	302,040
Diversified Asset Securitization
Holdings II, LP
2000-1A, 0.72% due 09/15/35[1,4]	281,963	281,737
Ivy Hill Middle Market Credit Fund Ltd.
2011-3A, 6.74% due 01/15/22[1,4]	250,000	250,000
Black Diamond CLO 2005-2 Delaware Corp.
2005-2A, 2.03% due 01/07/18[1,4]	250,000	238,125
Structured Asset Receivables Trust Series
2005-1A, 0.74% due 01/21/15[1,4]	217,655	206,229
Castle Trust
2003-1AW, 0.91% due 05/15/27[1,4]	58,623	55,692
Vega Containervessel plc
2006-1A, 5.56% due 02/10/21†††,4	44,130	43,261
Legg Mason Real Estate CDO I Ltd.
2006-1A, 0.43% due 03/25/38[1,4]	24,969	24,544

Total Asset Backed Securities
(Cost $126,781,313)		129,775,000

CORPORATE BONDS†† - 7.4%
FINANCIALS - 2.0%
Icahn Enterprises Limited
Partnership / Icahn
Enterprises Finance Corp.
5.88% due 02/01/22[4]	5,000,000	5,074,999
6.00% due 08/01/20[4]	1,700,000	1,802,000
4.88% due 03/15/19[4]	1,750,000	1,780,625
3.50% due 03/15/17[4]	1,000,000	1,010,000
Citigroup, Inc.
5.35% due 05/29/49[1,2]	4,000,000	3,710,000
Credit Acceptance Corp.
6.13% due 02/15/21[4]	3,100,000	3,224,000
Wilton Re Finance LLC
5.88% due 03/30/33[1,4]	2,750,000	2,736,250
Cabot Financial Luxembourg S.A.
6.50% due 04/01/21[4]	1,300,000	2,171,283
Nationstar Mortgage LLC/Nationstar
Capital Corp.
6.50% due 07/01/21	2,000,000	1,885,000
Opal Acquisition, Inc.
8.88% due 12/15/21[4]	1,775,000	1,783,875
Ally Financial, Inc.
3.50% due 01/27/19	1,750,000	1,750,000
Oxford Finance LLC / Oxford Finance
Company-Issuer, Inc.
7.25% due 01/15/18[4]	650,000	689,000
Fidelity & Guaranty Life Holdings, Inc.
6.38% due 04/01/21[4]	450,000	479,250
LCP Dakota Fund
10.00% due 08/17/15[6]	30,933	30,933

Total Financials		28,127,215

ENERGY - 1.6%
Unit Corp.
6.63% due 05/15/21	4,000,000	4,240,000
Eagle Rock Energy Partners
Limited Partnership / Eagle
Rock Energy Finance Corp.
8.38% due 06/01/19	2,600,000	2,821,000
Rosetta Resources, Inc.
5.88% due 06/01/22	2,700,000	2,760,750
Midstates Petroleum Company
Incorporated / Midstates
Petroleum Co LLC
10.75% due 10/01/20	2,000,000	2,210,000
BreitBurn Energy Partners Limited
Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22	2,000,000	2,165,000
Ultra Petroleum Corp.
5.75% due 12/15/18[4]	1,750,000	1,837,500
Penn Virginia Resource Partners Limited
Partnership / Penn Virginia
Resource Finance Corp.
8.38% due 06/01/20	1,612,000	1,809,470
Atlas Energy Holdings Operating
Company LLC / Atlas Resource
Finance Corp.
9.25% due 08/15/21[4]	1,500,000	1,650,000
Gibson Energy, Inc.
6.75% due 07/15/21[4]	1,055,000	1,131,488
Bill Barrett Corp.
7.63% due 10/01/19	800,000	867,000

Total Energy		21,492,208

UTILITIES - 0.8%
Crestwood Midstream Partners Limited
Partnership / Crestwood Midstream
Finance Corp.
6.00% due 12/15/20	6,300,000	6,599,250
Legacy Reserves Limited Partnership / Legacy
Reserves Finance Corp.
8.00% due 12/01/20	2,750,000	2,942,500
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[4]	630,000	672,525

Total Utilities		10,214,275

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2014

FLOATING RATE STRATEGIES FUND

	FACE
	AMOUNT	VALUE

INDUSTRIALS - 0.6%
Premier Foods Finance plc
5.52% due 03/15/20[1,4]	$2,750,000	$4,660,123
Ultra Resources, Inc.
4.66% due 10/12/22†††,6	1,800,000	1,618,200
Travelport LLC
11.88% due 09/01/16	1,300,000	1,326,000
Travelport LLC / Travelport Holdings, Inc.
6.36% due 03/01/16[1,4]	1,012,539	1,020,133

Total Industrials		8,624,456

CONSUMER DISCRETIONARY - 0.6%
GRD Holdings III Corp.
10.75% due 06/01/19[4]	3,680,000	4,048,000
Checkers Drive-In Restaurants, Inc.
11.00% due 12/01/17[4]	1,000,000	1,115,000
MDC Partners, Inc.
6.75% due 04/01/20[4]	1,000,000	1,052,500
Laureate Education, Inc.
9.25% due 09/01/19[4]	970,000	1,033,050
Continental Airlines 2012-2
Class B Pass Through Trust
5.50% due 10/29/20	400,000	421,000
Atlas Air 1999-1 Class A-1 Pass Through Trust
7.20% due 01/02/19[6]	91,923	99,621
WMG Acquisition Corp.
11.50% due 10/01/18	50,000	56,825

Total Consumer Discretionary		7,825,996

TELECOMMUNICATION SERVICES - 0.6%
Alcatel-Lucent USA, Inc.
6.75% due 11/15/20[4]	3,000,000	3,172,500
Virgin Media Secured Finance plc
5.38% due 04/15/21[4]	1,800,000	1,858,500
SITEL LLC / Sitel Finance Corp.
11.00% due 08/01/17[4]	670,000	719,413
CyrusOne Limited Partnership / CyrusOne
Finance Corp.
6.38% due 11/15/22	600,000	633,000
Avaya, Inc.
7.00% due 04/01/19[4]	610,000	605,425
UPCB Finance VI Ltd.
6.88% due 01/15/22[4]	530,000	577,700

Total Telecommunication Services		7,566,538

CONSUMER STAPLES - 0.4%
Harbinger Group, Inc.
7.88% due 07/15/19	2,300,000	2,524,250
Central Garden and Pet Co.
8.25% due 03/01/18	2,000,000	2,062,500
Vector Group Ltd.
7.75% due 02/15/21	1,000,000	1,075,000

Total Consumer Staples		5,661,750

MATERIALS - 0.3%
TPC Group, Inc.
8.75% due 12/15/20[4]	2,000,000	2,192,500
Unifrax I LLC / Unifrax Holding Co.
7.50% due 02/15/19[4]	1,525,000	1,616,500
Mirabela Nickel Ltd.
8.75% due 04/15/18[4,5,6]	2,000,000	480,000

Total Materials		4,289,000

INFORMATION TECHNOLOGY - 0.3%
NCR Corp.
6.38% due 12/15/23[4]	1,800,000	1,912,500
Eagle Midco, Inc.
9.00% due 06/15/18[4]	1,400,000	1,470,000

Total Information Technology		3,382,500

HEALTH CARE - 0.2%
Valeant Pharmaceuticals International, Inc.
5.63% due 12/01/21[4]	2,000,000	2,100,000

Total Corporate Bonds
(Cost $98,441,862)		99,283,938

COLLATERALIZED MORTGAGE OBLIGATION†† - 2.5%
Lehman XS Trust Series
2005-7N,0.42% due 12/25/35[1]	3,147,702	2,967,112
2006-16N,0.34% due 11/25/46[1]	3,499,141	2,851,030
HarborView Mortgage Loan Trust
2006-12,0.35% due 01/19/38[1]	4,693,221	3,943,193
Nomura Resecuritization Trust
2012-1R,0.60% due 08/27/47[1,4]	4,064,336	3,744,473
COMM 2006-FL12 Mortgage Trust
2006-FL12,0.45% due 12/15/20[1,4]	2,273,925	2,255,597
2006-FL12,0.50% due 12/15/20[1,4]	1,299,536	1,283,350
Washington Mutual Mortgage
Pass-Through Certificates WMALT
Series 2006-AR9 Trust
2006-AR9,0.97% due 11/25/46[1]	5,219,219	3,475,013
IndyMac INDX Mortgage Loan Trust
2006-AR4,0.36% due 05/25/46[1]	3,870,694	3,294,618
Washington Mutual Mortgage
Pass-Through Certificates WMALT
Series 2007-OA4 Trust
2007-OA4,0.89% due 04/25/47[1]	4,062,407	3,034,041
GreenPoint Mortgage Funding Trust
2006-AR1,0.44% due 02/25/36[1]	3,295,517	2,626,913
Structured Asset Mortgage
Investments II Trust
2006-AR1,0.38% due 02/25/36[1]	1,842,085	1,566,881
SRERS-2011 Funding Ltd.
2011-RS,0.40% due 05/09/46[1,4]	1,633,385	1,510,718
Bear Stearns Mortgage Funding Trust
2007-AR5,0.32% due 06/25/47[1]	1,013,355	815,415

Total Collateralized Mortgage Obligations
(Cost $32,854,689)		33,368,354

COMMERCIAL PAPER†† - 2.2%
Pacific Gas & Electric Co.
0.19% due 04/02/14[4]	10,000,000	9,999,948
Northeast Utilities
0.18% due 04/09/14[4]	10,000,000	9,999,600

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	March 31, 2014

FLOATING RATE STRATEGIES FUND

	FACE
	AMOUNT	VALUE

Duke Energy Corp.
0.17% due 04/03/14[4]	$8,700,000	$8,699,908
0.19% due 04/03/14[4]	1,000,000	999,989

Total Duke Energy Corp.		9,699,897

Total Commercial Paper
(Cost $29,699,445)		29,699,445

Total Investments - 107.0%
(Cost $1,425,173,984)		$1,437,815,782

Other Assets & Liabilities, net - (7.0)%		(94,508,087)

Total Net Assets - 100.0%		$1,343,307,695

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Contracts to Sell	Currency	Counterparty	Settlement Date	Settlement Value	Value at 03/31/14	Net Unrealized Appreciation/ (Depreciation)

22,700,000	Euro	BNY Mellon	04/30/14	$31,314,196	$31,280,143	$34,053
21,000,000	GBP	BNY Mellon	04/30/14	34,956,810	35,021,820	(65,010)
						$(30,957)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Variable rate security. Rate indicated is rate effective at March 31, 2014.
[2]	Perpetual maturity.
[3]	Security with no rate was unsettled at March 31, 2014.
[4]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $172,772,973 (Cost $169,660,792), or 12.9% of total net assets.
[5]	Security is in default of interest and/or principal obligations.
[6]	Illiquid security.
[7]	Security or a portion thereof is held as collateral for reverse repurchase agreements — See Note 11.
plc — Public Limited Company
REIT — Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

FLOATING RATE STRATEGIES FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2014

ASSETS:
Investments, at value (cost $1,425,173,984)	$1,437,815,782
Foreign currency, at value (cost $69,993)	69,910
Segregated cash with broker	372,000
Prepaid expenses	194,816
Receivables:
Securities sold	10,833,614
Interest	5,107,646
Fund shares sold	5,027,244
Investment advisor	194,633
Dividends	35,702
Foreign taxes reclaim	7,273

Total assets	1,459,658,620

LIABILITIES:
Due to custodian bank	5,002,262
Reverse Repurchase Agreements	1,940,631
Unfunded loan commitments, at value (commitment fees received $429,351)	366,750
Unrealized depreciation on forward foreign currency exchange contracts	30,957
Payable for:
Securities purchased	104,075,599
Fund shares redeemed	2,989,331
Management fees	720,932
Distribution and service fees	232,082
Fund accounting/administration fees	105,366
Transfer agent/maintenance fees	18,232
Trustees’ fees*	1,137
Miscellaneous	867,646

Total liabilities	116,350,925

NET ASSETS	$1,343,307,695

NET ASSETS CONSIST OF:
Paid in capital	$1,330,052,941
Undistributed net investment income	621,650
Accumulated net realized gain on investments	84,735
Net unrealized appreciation on investments	12,548,369

Net assets	$1,343,307,695

A-CLASS:
Net assets	$492,313,753
Capital shares outstanding	18,325,154
Net asset value per share	$26.87

Maximum offering price per share (Net asset value divided by 95.25%)	$28.21

C-CLASS:
Net assets	$154,861,844
Capital shares outstanding	5,767,018
Net asset value per share	$26.85

INSTITUTIONAL CLASS:
Net assets	$696,132,098
Capital shares outstanding	25,892,766
Net asset value per share	$26.89

STATEMENT OF OPERATIONS ( Unaudited)

Period Ended March 31, 2014

INVESTMENT INCOME:
Interest (net of foreign withholding tax of $15,606)	$30,674,412
Dividends	71,405

Total investment income	30,745,817

EXPENSES:
Management fees	3,699,037
Transfer agent/maintenance fees
A-Class	188,725
C-Class	39,892
Institutional Class	84,241
Distribution and service fees:
A-Class	538,756
C-Class	694,973
Fund accounting/administration fees	540,621
Line of credit interest expense	54,278
Trustees’ fees*	43,800
Short interest expense	31,528
Custodian fees	1,888
Tax expense	26
Miscellaneous	357,174

Total expenses	6,274,939

Less:
Expenses waived by Advisor	(146,918)
Expenses waived by Transfer Agent
A-Class	(185,125)
C-Class	(36,399)
Institutional Class	(82,951)
Expenses waived by Distributor
A-Class	(17,769)
C-Class	(5,283)

Total expenses waived	(474,445)

Net expenses	5,800,494

Net investment income	24,945,323

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	1,436,343
Unfunded loan commitments	215,018
Foreign currency	(735,538)

Net realized gain	915,823

Net change in unrealized appreciation (depreciation) on:
Investments	10,639,140
Unfunded loan commitments	(108,662)
Foreign currency	(156,030)

Net change in unrealized appreciation (depreciation)	10,374,448

Net realized and unrealized gain	11,290,271

Net increase in net assets resulting
from operations	$36,235,594

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FLOATING RATE STRATEGIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	March 31,	Year Ended
	2014	September 30,
	(Unaudited)	2013

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$24,945,323	$22,811,058
Net realized gain on investments	915,823	1,357,739
Net change in unrealized appreciation (depreciation) on investments	10,374,448	47,569

Net increase in net assets resulting from operations	36,235,594	24,216,366

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
A-Class	(9,156,928)	(8,633,219)
C-Class	(2,432,740)	(2,743,608)
Institutional Class	(12,732,550)	(11,457,765)
Net realized gains
A-Class	(760,820)	(132,969)
C-Class	(250,718)	(75,574)
Institutional Class	(1,010,452)	(201,041)

Total distributions to shareholders	(26,344,208)	(23,244,176)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
A-Class	224,533,132	402,666,976
C-Class	42,611,471	104,350,559
Institutional Class	355,308,749	475,637,894
Distributions reinvested
A-Class	7,610,691	6,868,671
C-Class	2,269,095	2,445,945
Institutional Class	11,339,496	10,574,134
Cost of shares redeemed
A-Class	(121,993,705)	(75,616,322)
C-Class	(11,854,982)	(10,919,310)
Institutional Class	(133,150,136)	(100,967,437)

Net increase from capital share transactions	376,673,811	815,041,110

Net increase in net assets	386,565,197	816,013,300

NET ASSETS:
Beginning of period	956,742,498	140,729,198

End of period	$1,343,307,695	$956,742,498

Undistributed/(Distributions in excess of) net investment income at end of period	$621,650	$(1,455)

CAPITAL SHARE ACTIVITY:
Shares sold
A-Class	8,379,532	15,101,427
C-Class	1,592,786	3,917,569
Institutional Class	13,249,945	17,831,851
Shares issued from reinvestment of distributions
A-Class	283,932	257,605
C-Class	84,691	91,877
Institutional Class	422,693	396,547
Shares redeemed
A-Class	(4,551,891)	(2,837,771)
C-Class	(443,714)	(409,799)
Institutional Class	(4,967,440)	(3,804,751)

Net increase in shares	14,050,534	30,544,555

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

FLOATING RATE STRATEGIES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Period Ended
	March 31,	September 30,	September 30,
A-Class	2014[a]	2013	2012[b]

Per Share Data
Net asset value, beginning of period	$26.62	$26.10	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	.58	1.30	1.09
Net gain (loss) on investments (realized and unrealized)	.29	.65	.97

Total from investment operations	.87	1.95	2.06

Less distributions from:
Net investment income	(.57)	(1.37)	(.96)
Net realized gains	(.05)	(.06)	—

Total distributions	(.62)	(1.43)	(.96)

Net asset value, end of period	$26.87	$26.62	$26.10

Total Return[e]	3.30%	7.61%	8.37%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$492,314	$378,324	$44,175

Ratios to average net assets:
Net investment income (loss)	4.35%	4.90%	5.13%
Total expenses	1.17%	1.19%	1.39%
Net expenses[d,f]	1.05%	1.05%	1.06%

Portfolio turnover rate	26%	50%	61%

	Period Ended	Year Ended	Period Ended
	March 31,	September 30,	September 30,
C-Class	2014[a]	2013	2012[b]

Per Share Data
Net asset value, beginning of period	$26.60	$26.09	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	.48	1.11	.93
Net gain (loss) on investments (realized and unrealized)	.29	.63	.98

Total from investment operations	.77	1.74	1.91

Less distributions from:
Net investment income	(.47)	(1.17)	(.82)
Net realized gains	(.05)	(.06)	—

Total distributions	(.52)	(1.23)	(.82)

Net asset value, end of period	$26.85	$26.60	$26.09

Total Return[e]	2.91%	6.77%	7.72%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$154,862	$120,606	$24,358

Ratios to average net assets:
Net investment income (loss)	3.61%	4.19%	4.36%
Total expenses	1.88%	1.93%	2.06%
Net expenses[d,f]	1.80%	1.81%	1.80%

Portfolio turnover rate	26%	50%	61%

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FLOATING RATE STRATEGIES FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Period Ended
	March 31,	September 30,	September 30,
Institutional Class	2014[a]	2013	2012[b]

Per Share Data
Net asset value, beginning of period	$26.64	$26.12	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	.61	1.36	1.10
Net gain (loss) on investments (realized and unrealized)	.29	.65	1.02

Total from investment operations	.90	2.01	2.12

Less distributions from:
Net investment income	(.60)	(1.43)	(1.00)
Net realized gains	(.05)	(.06)	—

Total distributions	(.65)	(1.49)	(1.00)

Net asset value, end of period	$26.89	$26.64	$26.12

Total Return[e]	3.38%	7.86%	8.59%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$696,132	$457,813	$72,197

Ratios to average net assets:
Net investment income (loss)	4.60%	5.12%	5.16%
Total expenses	0.86%	0.86%	0.99%
Net expenses[d,f]	0.80%	0.81%	0.80%

Portfolio turnover rate	26%	50%	61%

[a]	Unaudited figures for the period ended March 31, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: November 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Net expense information reflects the expense ratios after expense waivers.
[e]	Total return does not reflect the impact of any applicable sales charges and has been annualized.
[f]	Excluding Interest expense, the operating expense ratios for the periods presented would be:

	03/31/14	09/30/13	09/30/12

A-Class	1.04%	1.03%	1.01%
C-Class	1.79%	1.78%	1.76%
Institutional Class	0.80%	0.79%	0.77%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

FUND PROFILE (Unaudited)	March 31, 2014

HIGH YIELD FUND

OBJECTIVE:	Seeks high current income. Capital appreciation is a secondary objective.

Holdings Diversification
(Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

Media General, Inc. — Class A	2.4%
Flakt Woods	1.6%
MDC Partners, Inc.	1.6%
GRD Holdings III Corp.	1.6%
BreitBurn Energy Partners Limited
Partnership / BreitBurn
Finance Corp.	1.5%
Central Garden and Pet Co.	1.4%
Credit Acceptance Corp.	1.3%
TPC Group, Inc.	1.3%
Gibson Energy, Inc.	1.2%
Seaspan Corp.	1.2%

Top Ten Total	15.1%

Inception Dates:

A-Class	August 5, 1996
B-Class	August 5, 1996
C-Class	May 1, 2000
Institutional Class	July 11, 2008

Portfolio Composition by Quality Rating*

Rating

Fixed Income Instruments
AAA	0.1%
A	0.6%
BBB	6.0%
BB	27.9%
B	46.5%
CCC	11.7%
CC	0.1%
D	0.1%
NR	0.1%
Other Instruments
Common Stocks	2.8%
Preferred Stocks	2.1%
Short Term Investments	2.0%

Total Investments	100.0%

The chart above reflects percentages of the value of total investments.

*	Source: Factset. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, which are all a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted Moody’s and Fitch ratings to the equivalent S&P rating. Unrated securities do not necessarily indicate low credit quality. Security ratings are determined at the time of purchase and may change thereafter.

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

HIGH YIELD FUND

	SHARES	VALUE

COMMON STOCKS† - 3.3%

CONSUMER DISCRETIONARY - 2.9%
Media General, Inc. — Class A*	170,963	$3,140,591
Metro-Goldwyn-Mayer, Inc.*,†††	7,040	528,000
Sonic Automotive, Inc. — Class A	15,103	339,515

Total Consumer Discretionary		4,008,106

FINANCIALS - 0.2%
CIT Group, Inc.[7]	4,569	223,972
Leucadia National Corp.	81	2,268

Total Financials		226,240

ENERGY - 0.2%
Stallion Oilfield Holdings Ltd.*	8,257	222,939

CONSUMER STAPLES - 0.0%
Crimson Wine Group Ltd.*	8	71

Total Common Stocks
(Cost $1,130,781)		4,457,356

PREFERRED STOCKS† - 2.6%
Seaspan Corp.
6.38% due 04/30/19*	64,000	1,600,000
Kemper Corp.
7.38% due 02/27/54	39,000	1,003,860
Aspen Insurance Holdings Ltd.
5.95%[1,2]	22,000	545,820
Medianews Group, Inc.*	11,074	276,850
U.S. Shipping Corp.*,†††,7	14,718	11,774

Total Preferred Stocks
(Cost $3,665,629)		3,438,304

SHORT TERM INVESTMENTS† - 2.4%
Dreyfus Treasury Prime Cash
Management Fund	3,268,415	3,268,415

Total Short Term Investments
(Cost $3,268,415)		3,268,415

	FACE
	AMOUNT

CORPORATE BONDS†† - 85.7%

ENERGY - 15.1%
BreitBurn Energy Partners Limited
Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22[8]	$1,900,000	2,056,749
Gibson Energy, Inc.
6.75% due 07/15/21[3]	1,500,000	1,608,750
Crestwood Midstream Partners Limited
Partnership / Crestwood Midstream
Finance Corp.
7.75% due 04/01/19[8]	1,000,000	1,085,000
6.13% due 03/01/22[3]	400,000	418,000
SandRidge Energy, Inc.
7.50% due 03/15/21[8]	1,000,000	1,067,500
8.75% due 01/15/20	295,000	317,863
Bill Barrett Corp.
7.00% due 10/15/22[8]	800,000	842,000
7.63% due 10/01/19	500,000	541,875
Endeavor Energy Resources Limited
Partnership / EER Finance, Inc.
7.00% due 08/15/21[3]	1,250,000	1,312,500
Eagle Rock Energy Partners Limited
Partnership / Eagle Rock Energy
Finance Corp.
8.38% due 06/01/19[8]	1,165,000	1,264,025
Exterran Holdings, Inc.
7.25% due 12/01/18[8]	1,065,000	1,124,906
Midstates Petroleum Company
Incorporated / Midstates
Petroleum Co LLC
10.75% due 10/01/20[8]	1,000,000	1,105,000
Hiland Partners Limited Partnership /
Hiland Partners Finance Corp.
7.25% due 10/01/20[3]	1,000,000	1,087,500
Penn Virginia Resource Partners Limited
Partnership / Penn Virginia Resource
Finance Corp.
8.25% due 04/15/18[8]	1,000,000	1,045,000
Atlas Energy Holdings Operating Company
LLC / Atlas Resource Finance Corp.
9.25% due 08/15/21[3]	700,000	770,000
Precision Drilling Corp.
6.63% due 11/15/20[8]	700,000	749,000
Unit Corp.
6.63% due 05/15/21	700,000	742,000
Memorial Production Partners Limited
Partnership / Memorial Production
Finance Corp.
7.63% due 05/01/21[3]	600,000	633,000
Ultra Petroleum Corp.
5.75% due 12/15/18[3]	600,000	630,000
SESI LLC
7.13% due 12/15/21	400,000	446,000
SM Energy Co.
6.50% due 11/15/21	350,000	378,000
Pacific Drilling S.A.
5.38% due 06/01/20[3]	350,000	347,375
Rosetta Resources, Inc.
5.88% due 06/01/22	300,000	306,750
Carrizo Oil & Gas, Inc.
7.50% due 09/15/20	225,000	247,500
IronGate Energy Services LLC
11.00% due 07/01/18[3]	100,000	99,500
SemGroup, LP
8.75% due 11/15/15†††,7	1,300,000	–

Total Energy		20,225,793

CONSUMER DISCRETIONARY - 14.0%
MDC Partners, Inc.
6.75% due 04/01/20[3]	2,000,000	2,105,000
GRD Holdings III Corp.
10.75% due 06/01/19[3]	1,900,000	2,090,000
Checkers Drive-In Restaurants, Inc.
11.00% due 12/01/17[3]	1,400,000	1,561,000
Continental Airlines 2012-2 Class B
Pass Through Trust
5.50% due 10/29/20	1,450,000	1,526,125
Laureate Education, Inc.
9.25% due 09/01/19[3]	1,290,000	1,373,850

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2014

HIGH YIELD FUND

	FACE
	AMOUNT	VALUE

Sabre GLBL, Inc.
8.50% due 05/15/19[3]	$1,150,000	$1,270,750
AmeriGas Finance LLC / AmeriGas
Finance Corp.
7.00% due 05/20/22[8]	1,150,000	1,256,375
Travelport LLC / Travelport
Holdings, Inc.
13.88% due 03/01/16[3]	1,163,256	1,227,235
WMG Acquisition Corp.
11.50% due 10/01/18[8]	655,000	744,408
6.00% due 01/15/21[3]	200,000	208,500
Dufry Finance SCA
5.50% due 10/15/20[3]	650,000	677,144
DreamWorks Animation SKG, Inc.
6.88% due 08/15/20[3]	600,000	649,500
CPG Merger Sub LLC
8.00% due 10/01/21[3]	600,000	645,000
Sirius XM Holdings, Inc.
5.88% due 10/01/20[3]	550,000	578,875
Stanadyne Corp.
10.00% due 08/15/14	525,000	523,031
Vail Resorts, Inc.
6.50% due 05/01/19	365,000	383,706
Whirlpool Corp.
2.40% due 03/01/19[8]	350,000	347,082
Suburban Propane Partners Limited
Partnership/Suburban Energy
Finance Corp.
7.50% due 10/01/18	168,000	178,500
7.38% due 08/01/21	149,000	164,273
Live Nation Entertainment, Inc.
7.00% due 09/01/20[3]	300,000	328,125
GLP Capital Limited Partnership / GLP
Financing II, Inc.
4.88% due 11/01/20[3]	300,000	307,875
Seminole Hard Rock Entertainment
Incorporated / Seminole Hard Rock
International LLC
5.88% due 05/15/21[3]	250,000	251,875
Gibson Brands, Inc.
8.88% due 08/01/18[3]	125,000	133,125
Stanadyne Holdings, Inc.
11.99% due 02/15/15[4]	170,000	128,350

Total Consumer Discretionary		18,659,704

INDUSTRIALS - 12.5%
Guitar Center, Inc.
6.50% due 04/15/19[3]	1,550,000	1,540,312
Deutsche Raststatten
6.75% due 12/30/20	800,000	1,201,604
Virgin Media Finance plc
6.38% due 04/15/23[3]	950,000	1,007,000
CEVA Group plc
9.00% due 09/01/21[3]	400,000	409,000
7.00% due 03/01/21[3]	400,000	407,000
FTI Consulting, Inc.
6.00% due 11/15/22[8]	800,000	815,999
Marquette Transportation Company
LLC / Marquette Transportation
Finance Corp.
10.88% due 01/15/17[8]	755,000	794,637
ADT Corp.
6.25% due 10/15/21[3]	750,000	770,625
Odebrecht Offshore Drilling
Finance Ltd.
6.63% due 10/01/22[3]	700,000	724,500
AmeriGas Finance LLC / AmeriGas
Finance Corp.
6.75% due 05/20/20[8]	650,000	703,625
WMG Acquisition Corp.
6.75% due 04/15/22[3]	550,000	550,000
5.63% due 04/15/22[3]	150,000	152,250
Briggs & Stratton Corp.
6.88% due 12/15/20[8]	600,000	666,000
Amsted Industries, Inc.
5.00% due 03/15/22[3]	650,000	653,250
CSC Holdings LLC
7.63% due 07/15/18	500,000	581,250
Ultra Resources, Inc.
4.51% due 10/12/20†††,7	600,000	558,660
HCA, Inc.
5.00% due 03/15/24	350,000	350,656
3.75% due 03/15/19	200,000	200,750
Greektown Holdings LLC/Greektown
Mothership Corp.
8.88% due 03/15/19[3]	500,000	516,250
Building Materials Corporation of America
6.75% due 05/01/21[3]	400,000	434,000
Travelport LLC / Travelport Holdings, Inc.
6.36% due 03/01/16[1,3]	405,015	408,053
Nielsen Finance LLC / Nielsen
Finance Co.
5.00% due 04/15/22[3]	400,000	401,000
Nissan Motor Acceptance Corp.
2.35% due 03/04/19[3]	400,000	397,574
Audatex North America, Inc.
6.13% due 11/01/23[3]	350,000	372,313
Level 3 Financing, Inc.
6.13% due 01/15/21[3]	350,000	369,250
Knowledge Universe Education LLC
7.75% due 02/01/15[3]	350,000	350,438
USG Corp.
5.88% due 11/01/21[3]	300,000	319,500
ARAMARK Corp.
5.75% due 03/15/20	300,000	316,875
Grifols Worldwide Operations Ltd.
5.25% due 04/01/22[3]	300,000	306,750
Spectrum Brands, Inc.
6.63% due 11/15/22	225,000	244,969
Travelport LLC
11.88% due 09/01/16	200,000	204,000

Total Industrials		16,728,090

FINANCIALS - 11.3%
Icahn Enterprises Limited
Partnership / Icahn Enterprises
Finance Corp.
6.00% due 08/01/20[3]	1,400,000	1,484,000
5.88% due 02/01/22[3]	300,000	304,500
4.88% due 03/15/19[3]	200,000	203,500
3.50% due 03/15/17[3]	150,000	151,500

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2014

HIGH YIELD FUND

	FACE
	AMOUNT	VALUE

Credit Acceptance Corp.
6.13% due 02/15/21[3]	$1,700,000	$1,768,000
Opal Acquisition, Inc.
8.88% due 12/15/21[3]	1,550,000	1,557,750
Kennedy-Wilson, Inc.
8.75% due 04/01/19[8]	1,200,000	1,311,000
5.88% due 04/01/24	200,000	200,000
Lancashire Holdings Ltd.
5.70% due 10/01/22[3]	1,000,000	1,028,836
Nationstar Mortgage LLC /
Nationstar Capital Corp.
6.50% due 08/01/18[8]	700,000	703,500
6.50% due 06/01/22	350,000	324,625
American Equity Investment
Life Holding Co.
6.63% due 07/15/21	800,000	853,000
ARC Properties Operating Partnership
Limited Partnership/Clark
Acquisition LLC
3.00% due 02/06/19[3]	700,000	696,811
Wilton Re Finance LLC
5.88% due 03/30/33[1,3]	650,000	646,750
AIA Group Ltd.
2.25% due 03/11/19[3,8]	650,000	642,444
Oxford Finance LLC / Oxford
Finance Company-Issuer, Inc.
7.25% due 01/15/18[3]	600,000	636,000
Nielsen Company Luxembourg SARL
5.50% due 10/01/21[3]	500,000	521,875
ING US, Inc.
5.65% due 05/15/53[1]	475,000	472,150
Cabot Financial Luxembourg S.A.
6.50% due 04/01/21[3]	200,000	334,044
Majid AL Futtaim Holding
7.12% due 12/31/49	300,000	321,648
DuPont Fabros Technology, LP
5.88% due 09/15/21	300,000	317,250
Jefferies Finance LLC / JFIN
Company-Issuer Corp.
7.38% due 04/01/20[3]	300,000	315,000
Fidelity & Guaranty Life Holdings, Inc.
6.38% due 04/01/21[3]	250,000	266,250

Total Financials		15,060,433

INFORMATION TECHNOLOGY - 8.1%
First Data Corp.
8.75% due 01/15/22[3]	1,050,000	1,147,125
6.75% due 11/01/20[3]	850,000	913,750
Eagle Midco, Inc.
9.00% due 06/15/18[3]	1,300,000	1,364,999
Aspect Software, Inc.
10.63% due 05/15/17[8]	1,235,000	1,306,013
IAC
4.75% due 12/15/22	495,000	484,481
4.88% due 11/30/18	400,000	417,500
Activision Blizzard, Inc.
5.63% due 09/15/21[3]	700,000	749,000
Audatex North America, Inc.
6.00% due 06/15/21[3]	700,000	747,250
iGATE Corp.
9.00% due 05/01/16	350,000	367,500
4.75% due 04/15/19[3]	350,000	351,313
CyrusOne Limited Partnership /
CyrusOne Finance Corp.
6.38% due 11/15/22[8]	650,000	685,750
NCR Corp.
5.88% due 12/15/21[3]	400,000	421,000
6.38% due 12/15/23[3]	200,000	212,500
ViaSat, Inc.
6.88% due 06/15/20	500,000	536,250
Alcatel-Lucent USA, Inc.
8.88% due 01/01/20[3]	400,000	454,000
Stratus Technologies Bermuda
Limited / Stratus Technologies, Inc.
12.00% due 03/29/15	366	406,260
Brocade Communications Systems, Inc.
4.63% due 01/15/23[3]	275,000	262,625

Total Information Technology		10,827,316

UTILITIES - 6.6%
Legacy Reserves Limited Partnership /
Legacy Reserves Finance Corp.
6.63% due 12/01/21	940,000	937,650
8.00% due 12/01/20	465,000	497,550
LBC Tank Terminals Holding
Netherlands BV
6.88% due 05/15/23[3]	1,150,000	1,227,625
Atlas Pipeline Partners Limited
Partnership / Atlas Pipeline
Finance Corp.
6.63% due 10/01/20[8]	1,000,000	1,065,000
Sabine Pass Liquefaction LLC
6.25% due 03/15/22[3]	700,000	729,750
5.63% due 04/15/23	200,000	199,000
Atlas Energy Holdings Operating
Company LLC / Atlas Resource
Finance Corp.
7.75% due 01/15/21[8]	850,000	892,500
NGL Energy Partners Limited
Partnership / NGL Energy
Finance Corp.
6.88% due 10/15/21[3]	750,000	780,000
AES Corp.
5.50% due 03/15/24	650,000	645,125
Crestwood Midstream Partners
Limited Partnership / Crestwood
Midstream Finance Corp.
6.00% due 12/15/20	400,000	419,000
Access Midstream Partners
Limited Partnership / ACMP
Finance Corp.
4.88% due 03/15/24	400,000	399,000
Summit Midstream Holdings
LLC / Summit Midstream
Finance Corp.
7.50% due 07/01/21[3]	350,000	374,500
Jones Energy Holdings LLC /
Jones Energy Finance Corp.
6.75% due 04/01/22[3]	300,000	305,625

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2014

HIGH YIELD FUND

	FACE
	AMOUNT	VALUE

Midstates Petroleum Company
Incorporated / Midstates
Petroleum Co LLC
9.25% due 06/01/21	$200,000	$209,000
Exterran Partners Limited
Partnership / EXLP Finance Corp.
6.00% due 04/01/21	125,000	124,375

Total Utilities		8,805,700

CONSUMER STAPLES - 6.1%
Central Garden and Pet Co.
8.25% due 03/01/18[8]	1,750,000	1,804,688
Vector Group Ltd.
7.75% due 02/15/21	1,440,000	1,548,000
Harbinger Group, Inc.
7.88% due 07/15/19[8]	1,340,000	1,470,650
Premier Foods plc
6.50% due 03/15/21[3]	500,000	856,255
Bumble Bee Holdco SCA
9.63% due 03/15/18[3]	700,000	735,000
KeHE Distributors LLC / KeHE
Finance Corp.
7.63% due 08/15/21[3]	650,000	698,750
US Foods, Inc.
8.50% due 06/30/19[8]	395,000	427,390
Diamond Foods, Inc.
7.00% due 03/15/19[3]	300,000	310,500
Darling International, Inc.
5.38% due 01/15/22[3]	300,000	308,250

Total Consumer Staples		8,159,483

TELECOMMUNICATION SERVICES - 5.1%
UPCB Finance VI Ltd.
6.88% due 01/15/22[3]	1,200,000	1,307,999
SITEL LLC / Sitel Finance Corp.
11.00% due 08/01/17[3]	1,150,000	1,234,813
Univision Communications, Inc.
5.13% due 05/15/23[3]	450,000	460,125
6.75% due 09/15/22[3]	295,000	326,344
Zayo Group LLC / Zayo Capital, Inc.
8.13% due 01/01/20	550,000	603,625
Avaya, Inc.
7.00% due 04/01/19[3]	600,000	595,500
Unitymedia Hessen GmbH &
Company KG / Unitymedia
NRW GmbH
5.50% due 01/15/23[3]	550,000	561,000
DISH DBS Corp.
6.75% due 06/01/21	300,000	336,000
5.88% due 07/15/22	150,000	160,125
Expo Event Transco, Inc.
9.00% due 06/15/21[3]	400,000	407,000
Alcatel-Lucent USA, Inc.
6.75% due 11/15/20[3]	350,000	370,125
Baker & Taylor Acquisitions Corp.
15.00% due 04/01/17[3,7]	268,000	214,400
Virgin Media Secured Finance plc
5.38% due 04/15/21[3]	200,000	206,500

Total Telecommunication Services		6,783,556

MATERIALS - 4.7%
TPC Group, Inc.
8.75% due 12/15/20[3]	1,595,000	1,748,519
KGHM International Ltd.
7.75% due 06/15/19[3]	1,150,000	1,213,249
Clearwater Paper Corp.
4.50% due 02/01/23	675,000	649,688
Kaiser Aluminum Corp.
8.25% due 06/01/20	575,000	648,313
Pretium Packaging LLC / Pretium
Finance, Inc.
11.50% due 04/01/16	550,000	588,500
Eldorado Gold Corp.
6.13% due 12/15/20[3]	425,000	425,000
Unifrax I LLC / Unifrax Holding Co.
7.50% due 02/15/19[3]	350,000	371,000
Reynolds Group Issuer Incorporated /
Reynolds Group Issuer LLC /
Reynolds Group Issuer Lu
6.88% due 02/15/21	300,000	324,000
Steel Dynamics, Inc.
7.63% due 03/15/20	250,000	270,625
Mirabela Nickel Ltd.
8.75% due 04/15/18[3,5,7]	435,000	104,400

Total Materials		6,343,294

HEALTH CARE - 2.2%
Valeant Pharmaceuticals
International, Inc.
5.63% due 12/01/21[3]	600,000	629,999
6.75% due 08/15/18[3]	400,000	440,000
Catalent Pharma Solutions, Inc.
7.88% due 10/15/18[8]	750,000	762,188
Symbion, Inc.
8.00% due 06/15/16	475,000	498,750
Physio-Control International, Inc.
9.88% due 01/15/19[3]	309,000	346,853
Catamaran Corp.
4.75% due 03/15/21	200,000	202,750

Total Health Care		2,880,540

Total Corporate Bonds
(Cost $111,353,798)		114,473,909

SENIOR FLOATING RATE INTERESTS†† - 25.9%

INDUSTRIALS - 6.5%
Flakt Woods
8.00% due 04/01/17	1,600,000	2,138,182
Mitchell International, Inc.
8.50% due 10/11/21	1,250,000	1,276,562
Travelport Holdings Ltd.
9.50% due 01/31/16	988,752	1,020,886
GCA Services Group, Inc.
9.25% due 11/01/20	800,000	809,000
syncreon
5.25% due 10/28/20	608,475	609,236
US Shipping Corp.
9.00% due 04/30/18	547,122	558,064
CareCore National LLC
5.50% due 03/05/21	500,000	502,710

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2014

HIGH YIELD FUND

	FACE
	AMOUNT	VALUE

SIRVA Worldwide, Inc.
7.50% due 03/27/19	$396,000	$403,920
Knowledge Learning Corp.
5.25% due 03/12/21	300,000	301,689
GYP Holdings III Corp.
7.75% due 03/25/22	250,000	250,938
Mast Global
8.75% due 09/12/19†††,7	246,875	244,406
Panolam Industries International, Inc.
7.25% due 08/23/17	204,558	198,933
Ceva Logistics US Holdings
6.50% due 03/19/21	98,522	98,111
NaNa Development Corp.
8.00% due 03/15/18	88,889	88,000
Ceva Logistics Holdings BV (Dutch)
6.50% due 03/19/21	71,429	71,131
Ceva Group Plc (United Kingdom)
6.50% due 03/19/21	67,734	67,452
Ceva Logistics Canada, ULC
6.50% due 03/19/21	12,315	12,264

Total Industrials		8,651,484

CONSUMER DISCRETIONARY - 4.7%
Steinway Musical Instruments, Inc.
9.25% due 09/18/20	1,050,000	1,081,500
Lions Gate Entertainment Corp.
5.00% due 07/19/20	600,000	610,500
IntraWest Holdings S.à r.l.
5.50% due 12/09/20	598,500	605,981
NES Global Talent
6.50% due 10/03/19	596,250	596,250
Alexander Mann Solutions Ltd.
5.75% due 12/20/19	498,750	499,997
National Vision, Inc.
6.75% due 03/11/22	450,000	451,125
PSAV-Audio Visual Services Corp.
4.50% due 01/25/21	400,000	402,000
Tectum Holdings, Inc.
10.25% due 03/12/19	375,000	374,063
Neiman Marcus Group, Inc.
4.25% due 10/25/20	339,525	340,408
Hilton Worldwide Holdings, Inc.
3.50% due 10/26/20	328,158	328,539
Men’s Wearhouse
7.75% due 03/11/15†††,7	250,000	250,000
Fleetpride Corp.
9.25% due 05/15/20	240,000	235,800
Connolly Holdings, Inc.
5.00% due 01/29/21	199,500	201,329
Targus Group International, Inc.
12.00% due 05/24/16,7	231,861	191,865
Cooper Standard Automotive, Inc.
4.00% due 03/26/21	80,000	80,050

Total Consumer Discretionary		6,249,407

TELECOMMUNICATION SERVICES - 4.3%
Scout24 AG
4.48% due 02/05/21	1,000,000	1,390,783
Expert Global Solutions
8.50% due 04/03/18	1,395,064	1,358,444
Associated Partners, Inc.
6.66% due 12/21/15†††,7	1,000,000	1,002,500
Anaren, Inc.
9.25% due 08/18/21	500,000	505,000
Cengage Learning Acquisitions, Inc.
7.00% due 03/06/20	300,000	303,126
0.00% due 07/31/17[6]	139,630	131,496
MergerMarket Ltd.
4.50% due 02/04/21	300,000	298,500
Avaya, Inc.
6.50% due 03/31/18	295,673	295,981
Cumulus Media, Inc.
4.25% due 12/23/20	249,267	250,202
Hemisphere Media Group, Inc.
6.25% due 07/30/20	223,313	223,871

Total Telecommunication Services		5,759,903

INFORMATION TECHNOLOGY - 3.4%
Greenway Medical Technologies
9.25% due 11/04/21	550,000	555,500
6.00% due 11/04/20	349,125	346,943
Applied Systems, Inc.
4.25% due 01/25/21	598,500	599,996
Wall Street Systems
9.25% due 10/25/20	500,000	503,750
SumTotal Systems
6.25% due 11/16/18	444,755	441,975
EIG Investors Corp.
5.00% due 11/09/19	398,000	399,990
Infor (US), Inc.
3.75% due 06/03/20	399,000	397,504
Sophos
5.00% due 01/29/21	300,000	300,750
Flexera Software LLC
8.00% due 04/02/21	250,000	250,000
P2 Energy Solutions
5.00% due 10/30/20	199,500	200,996
GlobalLogic Holdings, Inc.
6.25% due 05/31/19	199,500	197,505
LANDesk Group, Inc.
5.00% due 02/25/20	179,100	179,156
Sabre, Inc.
4.25% due 02/19/19	110,305	110,258
Active Network, Inc., The
5.50% due 11/13/20	99,750	100,561

Total Information Technology		4,584,884

FINANCIALS - 1.8%
Magic Newco, LLC
12.00% due 06/12/19	500,000	572,500
5.00% due 12/12/18	198,991	200,732
Cunningham Lindsey U.S., Inc.
9.25% due 06/10/20	623,636	622,077
Cetera Financial Group, Inc.
6.50% due 08/07/19	493,750	493,750
National Financial Partners
5.25% due 07/01/20	248,128	249,292
STG-Fairway Acquisitions, Inc.
6.25% due 02/28/19	248,125	248,746

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	March 31, 2014

HIGH YIELD FUND

	FACE
	AMOUNT	VALUE

Knight/Getco
5.75% due 12/05/17	$18,692	$18,715

Total Financials		2,405,812

CONSUMER STAPLES - 1.6%
AdvancePierre Foods, Inc.
9.50% due 10/10/17	751,000	728,470
Reddy Ice Holdings, Inc.
6.75% due 04/01/19	594,000	588,060
CTI Foods Holding Co. LLC
8.25% due 06/28/21	340,000	341,700
Performance Food Group
6.25% due 11/14/19	248,125	251,433
Arctic Glacier Holdings, Inc.
5.00% due 05/10/19	213,315	213,581

Total Consumer Staples		2,123,244

ENERGY - 1.4%
Varel International Energy Funding Corp.
9.25% due 07/17/17	717,188	722,566
PSS Companies
5.50% due 01/28/20	500,000	502,500
Panda Sherman
9.00% due 09/14/18	425,000	434,563
Rice Energy
8.50% due 10/25/18	247,500	251,831

Total Energy		1,911,460

UTILITIES - 1.0%
Astoria Generating Company
Acquisitions LLC
8.50% due 10/26/17	1,267,500	1,305,525

HEALTH CARE - 0.9%
Nextech Systems LLC
6.00% due 10/28/18†††,7	296,250	290,324
Catalent Pharma Solutions, Inc.
6.50% due 12/31/17	250,000	252,500
Learning Care Group (US), Inc.
5.75% due 05/08/19	248,125	248,902
Merge Healthcare, Inc.
6.00% due 04/23/19,7	225,620	212,083
Community Health Systems, Inc.
4.25% due 01/27/21	149,625	150,776

Total Health Care		1,154,585

MATERIALS - 0.3%
Atkore International, Inc.
7.75% due 09/27/21	450,000	452,250

Total Senior Floating Rate Interests
(Cost $34,158,108)		34,598,554

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 0.4%
SRERS-2011 Funding Ltd.
2011-RS,0.40% due 05/09/46[1,3]	544,462	503,573

Total Collateralized Mortgage Obligations
(Cost $503,355)		503,573

ASSET BACKED SECURITIES†† - 0.1%
Bristol Bay Funding Ltd.
2004-1A, 1.24% due 02/01/16[1,3]	130,269	129,461

Total Asset Backed Securities
(Cost $129,166)		129,461

Total Investments - 120.4%
(Cost $154,209,252)		$160,869,572

Other Assets & Liabilities, net - (20.4)%		(27,260,960)

Total Net Assets - 100.0%		$133,608,612

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Contracts to Sell	Currency	Counterparty	Settlement Date	Settlement Value	Value at 03/31/14	Net Unrealized Appreciation/ (Depreciation)

1,800,000	Euro	BNY Mellon	04/30/14	$2,483,064	$2,480,364	$2,700
700,000	GBP	BNY Mellon	04/30/14	1,165,227	1,167,592	(2,365)
						$335

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Variable rate security. Rate indicated is rate effective at March 31, 2014.
[2]	Perpetual maturity.
[3]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $65,400,981 (cost $63,721,151), or 48.9% of total net assets.
[4]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[5]	Security is in default of interest and/or principal obligations.
[6]	Security with no rate was unsettled at March 31, 2014.
[7]	Illiquid security.
[8]	Security or a portion thereof is held as collateral for reverse repurchase agreements — See Note 11.
plc — Public Limited Company
REIT — Real Estate Investment Trust

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2014

ASSETS:
Investments, at value (cost $154,209,252)	$160,869,572
Unrealized appreciation on forward foreign
currency exchange contracts	335
Prepaid expenses	54,170
Receivables:
Interest	2,481,659
Securities sold	746,325
Fund shares sold	371,111
Dividends	8,559
Investment advisor	3,317
Foreign taxes reclaim	442

Total assets	164,535,490

LIABILITIES:
Reverse Repurchase Agreements	19,413,394
Overdraft due to custodian bank	46,394
Payable for:
Securities purchased	10,913,175
Fund shares redeemed	210,422
Management fees	68,257
Distribution and service fees	29,630
Transfer agent/maintenance fees	11,507
Fund accounting/administration fees	10,807
Security Investors	1,077
Trustees’ fees*	624
Miscellaneous	221,591

Total liabilities	30,926,878

NET ASSETS	$133,608,612

NET ASSETS CONSIST OF:
Paid in capital	$127,393,380
Accumulated net investment loss	(246,320)
Accumulated net realized loss on investments	(193,345)
Net unrealized appreciation on investments	6,654,897

Net assets	$133,608,612

A-CLASS:
Net assets	$93,569,148
Capital shares outstanding	7,604,644
Net asset value per share	$12.30

Maximum offering price per share
(Net asset value divided by 95.25%)	$12.91

B-CLASS:
Net assets	$1,394,940
Capital shares outstanding	114,149
Net asset value per share	$12.22

C-CLASS:
Net assets	$12,703,182
Capital shares outstanding	1,024,234
Net asset value per share	$12.40

INSTITUTIONAL CLASS:
Net assets	$25,941,342
Capital shares outstanding	2,569,215
Net asset value per share	$10.10

STATEMENT OF OPERATIONS (Unaudited)

Period Ended March 31, 2014

INVESTMENT INCOME:
Interest	$4,158,443
Dividends	18,043

Total investment income	4,176,486

EXPENSES:
Management fees	346,055
Transfer agent/maintenance fees
A-Class	50,630
B-Class	8,141
C-Class	9,018
Institutional Class	4,446
Distribution and service fees:
A-Class	100,445
C-Class	52,560
Fund accounting/administration fees	54,563
Short interest expense	28,816
Line of credit interest expense	5,422
Trustees’ fees*	5,316
Custodian fees	910
Tax expense	2
Miscellaneous	96,514

Total expenses	762,838

Less:
Expenses waived by Advisor	(44,637)

Net expenses	718,201

Net investment income	3,458,285

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	661,603
Foreign currency	(45,480)

Net realized gain	616,123

Net change in unrealized appreciation
(depreciation) on:
Investments	4,095,861
Foreign currency	(5,423)

Net change in unrealized appreciation
(depreciation)	4,090,438

Net realized and unrealized gain	4,706,561

Net increase in net assets resulting
from operations	$8,164,846

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

HIGH YIELD FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	March 31,	Year Ended
	2014	September 30,
	(Unaudited)	2013

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,458,285	$6,288,703
Net realized gain (loss) on investments	616,123	(84,912)
Net change in unrealized appreciation (depreciation) on investments	4,090,438	2,346,050

Net increase in net assets resulting from operations	8,164,846	8,549,841

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
A-Class	(2,787,985)	(4,965,936)
B-Class	(55,183)	(159,633)
C-Class	(325,536)	(643,147)
Institutional Class	(819,876)	(1,199,068)
Net realized gains
A-Class	–	(1,585,188)
B-Class	–	(52,625)
C-Class	–	(230,586)
Institutional Class	–	(428,291)

Total distributions to shareholders	(3,988,580)	(9,264,474)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
A-Class	30,087,146	38,631,261
B-Class	28,300	372,026
C-Class	3,848,171	3,038,894
Institutional Class	11,005,678	12,079,625
Redemption fees collected
A-Class	19,955	39,291
B-Class	337	1,267
C-Class	2,576	5,860
Institutional Class	5,973	9,020
Distributions reinvested
A-Class	2,431,195	5,926,872
B-Class	51,984	202,480
C-Class	243,656	709,020
Institutional Class	516,165	934,337
Cost of shares redeemed
A-Class	(12,359,486)	(37,955,365)
B-Class	(436,804)	(1,020,724)
C-Class	(1,240,857)	(3,278,088)
Institutional Class	(5,133,642)	(3,983,265)

Net increase from capital share transactions	29,070,347	15,712,511

Net increase in net assets	33,246,613	14,997,878
NET ASSETS:
Beginning of period	100,361,999	85,364,121

End of period	$133,608,612	$100,361,999

(Distributions in excess of)/Undistributed net investment income at end of period	$(246,320)	$283,975

CAPITAL SHARE ACTIVITY:
Shares sold
A-Class	2,480,103	3,257,493
B-Class	2,362	31,410
C-Class	314,027	252,867
Institutional Class	1,103,217	1,230,655
Shares issued from reinvestment of distributions
A-Class	200,056	500,071
B-Class	4,309	17,194
C-Class	19,917	59,371
Institutional Class	51,770	95,923
Shares redeemed
A-Class	(1,019,902)	(3,182,863)
B-Class	(36,390)	(86,562)
C-Class	(101,796)	(272,695)
Institutional Class	(512,021)	(407,628)

Net increase in shares	2,505,652	1,495,236

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.
	Period Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended
	March 31,	September 30,	September 30,	December 31,	December 31,	December 31,
A-Class	2014[a]	2013	2012[b]	2011	2010	2009

Per Share Data
Net asset value, beginning of period	$11.85	$11.95	$11.12	$12.89	$12.07	$7.70
Income (loss) from investment operations:
Net investment income (loss)[c]	.36	.81	.58	.87	.96	.90
Net gain (loss) on investments (realized and unrealized)	.45	.27	.84	(1.30)	.78	4.30

Total from investment operations	.81	1.08	1.42	(.43)	1.74	5.20

Less distributions from:
Net investment income	(.36)	(.90)	(.59)	(1.07)	(.92)	(.83)
Net realized gains	—	(.29)	—	(.27)	—	—
Return of capital	—	—	—	—	—	(—)[d]

Total distributions	(.36)	(1.19)	(.59)	(1.34)	(.92)	(.83)
Redemption fees collected	— [e]	.01	— [e]	—	—	—
Net asset value, end of period	$12.30	$11.85	$11.95	$11.12	$12.89	$12.07

Total Return[g]	8.11%	9.54%	12.93%	(3.50% )	14.92%	70.53%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$93,569	$70,451	$64,174	$86,041	$172,443	$155,899

Ratios to average net assets:
Net investment income (loss)	6.03%	6.84%	7.19%	6.92%	7.69%	8.49%
Total expenses	1.32%	1.41%	1.44%	1.34%	1.28%	1.41%
Net expenses[f,i]	1.24%	1.18%	1.17%	1.18%	1.14%	1.10%

Portfolio turnover rate	25%	101%	55%	102%	77%	53%

	Period Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended
	March 31,	September 30,	September 30,	December 31,	December 31,	December 31,
B-Class	2014[a,h]	2013[h]	2012[h,b]	2011[h]	2010[h]	2009[h]

Per Share Data
Net asset value, beginning of period	$11.77	$11.89	$11.07	$12.84	$12.05	$7.67

Income (loss) from investment operations:
Net investment income (loss)[c]	.38	.84	.62	.92	1.00	.92
Net gain (loss) on investments (realized and unrealized)	.45	.26	.81	(1.32)	.78	4.30

Total from investment operations	.83	1.10	1.43	(.40)	1.78	5.22

Less distributions from:
Net investment income	(.38)	(.94)	(.61)	(1.10)	(.99)	(.84)
Net realized gains	—	(.29)	—	(.27)	—	—
Return of capital	—	—	—	—	—	(—)[d]

Total distributions	(.38)	(1.23)	(.61)	(1.37)	(.99)	(.84)

Redemption fees collected	— [e]	.01	— [e]	—	—	—

Net asset value, end of period	$12.22	$11.77	$11.89	$11.07	$12.84	$12.05

Total Return[g]	8.26%	9.79%	13.20%	(3.32% )	15.28%	71.07%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,395	$1,693	$2,162	$2,777	$4,872	$6,996

Ratios to average net assets:
Net investment income (loss)	6.29%	7.10%	7.43%	7.38%	8.01%	9.08%
Total expenses	1.99%	1.89%	1.62%	1.10%	1.04%	1.19%
Net expenses[f,i]	0.96%	0.93%	0.92%	0.94%	0.89%	0.85%

Portfolio turnover rate	25%	101%	55%	102%	77%	53%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

HIGH YIELD FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.
	Period Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended
	March 31,	September 30,	September 30,	December 31,	December 31,	December 31,
C-Class	2014[a]	2013	2012[b]	2011	2010	2009

Per Share Data
Net asset value, beginning of period	$11.95	$12.03	$11.20	$12.97	$12.14	$7.73

Income (loss) from investment operations:
Net investment income (loss)[c]	.32	.73	.56	.79	.87	.83
Net gain (loss) on investments (realized and unrealized)	.45	.27	.80	(1.32)	.79	4.33

Total from investment operations	.77	1.00	1.36	.53	1.66	5.16

Less distributions from:
Net investment income	(.32)	(.80)	(.53)	(.97)	(.83)	(.75)
Net realized gains	—	(.29)	—	(.27)	—	—
Return of capital	—	—	—	—	—	(—	)d

Total distributions	(.32)	(1.09)	(.53)	(1.24)	(.83)	(.75)

Redemption fees collected	— [e]	.01	— [e]	—	—	—

Net asset value, end of period	$12.40	$11.95	$12.03	$11.20	$12.97	$12.14

Total Return[g]	7.76%	8.69%	12.33%	(4.30% )	14.07%	69.42%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,703	$9,463	$9,054	$7,991	$10,264	$8,048

Ratios to average net assets:
Net investment income (loss)	5.30%	6.10%	6.37%	6.32%	6.92%	8.11%
Total expenses	2.09%	2.17%	2.19%	2.08%	2.04%	2.19%
Net expenses[f,i]	1.97%	1.93%	1.92%	1.94%	1.89%	1.85%

Portfolio turnover rate	25%	101%	55%	102%	77%	53%

	Period Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended
	March 31,	September 30,	September 30,	December 31,	December 31,	December 31,
Institutional Class	2014[a]	2013	2012[b]	2011	2010	2009

Per Share Data
Net asset value, beginning of period	$9.74	$9.90	$9.26	$10.96	$10.47	$6.74

Income (loss) from investment operations:
Net investment income (loss)[c]	.31	.70	.55	.79	.86	.81
Net gain (loss) on investments (realized and unrealized)	.36	.22	.64	(1.12)	.68	3.76

Total from investment operations	.67	.92	1.19	(.33)	1.54	4.57

Less distributions from:
Net investment income	(.31)	(.80)	(.55)	(1.10)	(1.05)	(.84)
Net realized gains	—	(.29)	—	(.27)	—	—
Return of capital	—	—	—	—	—	(—)[d]

Total distributions	(.31)	(1.09)	(.55)	(1.37)	(1.05)	(.84)

Redemption fees collected	— [e]	.01	— [e]	—	—	—

Net asset value, end of period	$10.10	$9.74	$9.90	$9.26	$10.96	$10.47

Total Return[g]	8.28%	9.97%	13.17%	(3.30% )	15.33%	71.18%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$25,941	$18,755	$9,974	$7,900	$2,785	$2,649

Ratios to average net assets:
Net investment income (loss)	6.29%	7.12%	7.42%	7.61%	7.99%	8.79%
Total expenses	0.97%	1.01%	1.11%	1.08%	1.02%	1.16%
Net expenses[f,i]	0.97%	0.93%	0.92%	0.95%	0.89%	0.85%

Portfolio turnover rate	25%	101%	55%	102%	77%	53%

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND

FINANCIAL HIGHLIGHTS (concluded)

[a]	Unaudited figures for the period ended March 31, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	The Fund changed its fiscal year end from December 31 to September 30.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Distributions from return of capital are less than $0.01 per share.
[e]	Redemption fees collected are less than $0.01 per share.
[f]	Net expense information reflects the expense ratios after expense waivers.
[g]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[h]
Effective December 31, 2006, B-Class shares ceased charging 12b-1 fees in accordance with FINRA (formerly NASD). Sales cap regulations, per share information reflects this change. This fee will be reinstated when sales reach above the sales cap limit.

[i]	Excluding interest expense, the operating expense ratios for the period presented would be:

03/31/14

A-Class	1.18%
B-Class	0.91%
C-Class	1.91%
Institutional Class	0.91%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

FUND PROFILE (Unaudited)	March 31, 2014

INVESTMENT GRADE BOND FUND

OBJECTIVE:	Seeks to provide current income.

Holdings Diversification
(Market Exposure as % of Net Assets)

“Holdings Diversi.cation (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

Willis Engine Securitization Trust II — Class A	2.3%
Guggenheim Limited Duration Fund — Institutional Class	1.8%
Northwoods Capital VIII Ltd. — Class D	1.7%
Prudential Financial, Inc.	1.6%
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series 2005-W3 — Class A2D	1.5%
T2 Income Fund CLO Ltd. — Class C	1.4%
Northeast Utilities	1.4%
CBS Corp.	1.3%
JPMorgan Chase & Co.	1.3%
Garanti Diversified Payment Rights Finance Co.	1.2%

Top Ten Total	15.5%

Inception Dates:

A-Class	August 15, 1985
B-Class	October 19, 1993
C-Class	May 1, 2000
Institutional Class	January 29, 2013

Portfolio Composition by Quality Rating*

Rating

Fixed Income Instruments
AAA	2.1%
AA	11.1%
A	25.2%
BBB	35.2%
BB	2.6%
B	11.5%
CCC	2.3%
CC	0.5%
D	1.4%
NR	0.9%
Other Instruments
Preferred Stocks	3.8%
Mutual Funds	1.7%
Short Term Investments	1.6%
Common Stocks	0.1%

Total Investments	100.0%

The chart above reflects percentages of the value of total investments.

*	Source: Factset. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, which are all a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted Moody’s and Fitch ratings to the equivalent S&P rating. Unrated securities do not necessarily indicate low credit quality. Security ratings are determined at the time of purchase and may change thereafter.

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

INVESTMENT GRADE BOND FUND

	SHARES	VALUE

COMMON STOCKS† - 0.1%

FINANCIALS - 0.1%
Rescap Liquidating Trust*,††	5,199	$76,685

CONSUMER DISCRETIONARY - 0.0%
Harry & David Holdings, Inc.*	7	882

MATERIALS - 0.0%
Constar International Holdings LLC*,†††,7	68	–

Total Common Stocks
(Cost $263,058)		77,567

PREFERRED STOCKS† - 4.0%
Aspen Insurance Holdings Ltd.
5.95%[1,2]	40,000	992,400
Seaspan Corp.
6.38% due 04/30/19*	22,000	550,000
Woodbourne Capital Trust III
0.01%*,†††,1,2,3	950,000	504,545
Woodbourne Capital Trust I
0.01%*,†††,1,2,3	950,000	504,545
Woodbourne Capital Trust II
0.01%*,†††,1,2,3	950,000	504,545
Woodbourne Capital Trust IV
0.01%*,†††,1,2,3	950,000	504,545
Wells Fargo & Co.
5.85%[1,2]	15,000	373,500
Morgan Stanley
7.13%[1,2]	10,000	265,300
AgriBank FCB
6.88%[1,2]	1,500	154,641
City National Corp.	4,000	110,840
Constar International
Holdings LLC*,†††,7	7	–

Total Preferred Stocks
(Cost $6,243,354)		4,464,861

MUTUAL FUNDS† - 1.8%
Guggenheim Limited Duration
Fund - Institutional Class[6]	80,032	2,000,800

Total Mutual Funds
(Cost $2,000,000)		2,000,800

SHORT TERM INVESTMENTS† - 1.7%
Dreyfus Treasury Prime Cash
Management Fund	1,920,631	1,920,631

Total Short Term Investments
(Cost $1,920,631)		1,920,631

	FACE
	AMOUNT

ASSET BACKED SECURITIES†† - 43.8%
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37†††,3	$2,581,418	2,595,616
Northwoods Capital VIII Ltd.
2007-8A, 2.24% due 07/28/22[1,3]	1,950,000	1,886,820
T2 Income Fund CLO Ltd.
2007-1A, 1.74% due 07/15/19[1,3]	1,600,000	1,548,800
2007-1X, 1.74% due 07/15/19[1]	250,000	242,000
Castlelake Aircraft Securitization Trust
2014-1, 5.25% due 02/15/29†††	1,238,375	1,250,759
2014-1, 7.50% due 02/15/29†††	500,000	505,000
Argent Securities Incorporated
Asset-Backed Pass-Through
Certificates Series
2005-W3, 0.49% due 11/25/35[1]	1,746,830	1,646,555
Emerald Aviation Finance Ltd.
2013-1, 4.65% due 10/15/38[3]	1,217,448	1,229,622
2013-1, 6.35% due 10/15/38[3]	243,490	247,434
Garanti Diversified Payment Rights
Finance Co.
2007-A, 0.43% due 07/09/17†††	1,456,000	1,379,560
Grayson CLO Ltd.
2006-1A, 0.65% due 11/01/21[1,3]	1,400,000	1,288,700
Telos CLO Ltd.
2013-3A, 3.24% due 01/17/24[1,3]	1,250,000	1,232,750
Gramercy Real Estate CDO 2007-1 Ltd.
2007-1A, 0.52% due 08/15/56[1,3]	1,430,393	1,224,274
CKE Restaurant Holdings, Inc.
2013-1A, 4.47% due 03/20/43[3]	1,132,750	1,144,189
Telos CLO 2007-2 Ltd.
2007-2A, 2.44% due 04/15/22[1,3]	1,100,000	1,043,350
Great Lakes CLO 2012-1 Ltd.
2012-1A, 4.34% due 01/15/23[1,3]	1,000,000	1,008,800
Fraser Sullivan CLO VI Ltd.
2011-6A, 4.74% due 11/22/22[3]	1,000,000	1,000,726
Figueroa CLO 2013-1 Ltd.
2013-1A, 2.98% due 03/21/24[1,3]	1,000,000	991,500
Venture XIV CLO Ltd.
2013-14A, 2.98% due 08/28/25[1,3]	1,000,000	982,700
ALM VII R Ltd.
2013-7RA, 2.84% due 04/24/24[1,3]	1,000,000	978,700
KKR Financial CLO 2007-1 Ltd.
2007-1A, 2.49% due 05/15/21[1,3]	1,000,000	961,600
Rockwall CDO II Ltd.
2007-1A, 0.79% due 08/01/24[1,3]	1,100,000	936,760
West Coast Funding Ltd.
2006-1A, 0.37% due 11/02/41[1,3]	930,292	896,057
RAIT CRE CDO I Ltd.
2006-1X, 0.49% due 11/20/46†††,1	1,055,963	893,556
MCF CLO I LLC
2013-1A, 3.79% due 04/20/23[1,3]	900,000	889,740
N-Star Real Estate CDO IX Ltd.
0.51% due 02/01/41†††,7	978,790	889,426
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48†††,3	890,137	880,523
ICE EM CLO
2007-1A, 0.93% due 08/15/22[1,3]	850,000	801,125
COA Summit CLO Limited
2014-1A, 3.04% due 04/20/23†††,1,3	800,000	796,720
Drug Royalty II Limited Partnership
2012-1, 4.24% due 01/15/25[1,3]	751,858	768,774
Newstar Trust
2012-2A, 3.49% due 01/20/23[1,3]	750,000	751,725
OZLM Funding Ltd.
2012-2A, 3.49% due 10/30/23[1,3]	750,000	750,000

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2014

INVESTMENT GRADE BOND FUND

	FACE
	AMOUNT	VALUE

ARES XII CLO Ltd.
2007-12A, 3.48% due 11/25/20[1,3]	$750,000	$742,875
Tricadia CDO 2006-6 Ltd.
2006-6A, 0.79% due 11/05/41†††,1,3	750,000	697,575
Icon Brands Holdings LLC
2013-1A, 4.35% due 01/25/43†††,3	670,918	667,899
Ivy Hill Middle Market Credit Fund VII Ltd.
2013-7A, 3.69% due 10/20/25[1,3]	600,000	598,500
Black Diamond CLO 2012-1 Ltd.
2013-1A, 3.49% due 02/01/23[1,3]	550,000	550,000
Halcyon Structured Asset Management Long
Secured/Short Unsecured 2007-2 Ltd.
2007-2A, 3.99% due 10/29/21[1,3]	550,000	542,410
Structured Asset Securities Corporation
Mortgage Loan Trust
2006-OPT1, 0.41% due 04/25/36[1]	600,000	515,888
Newcastle Cdo Viii 1 Ltd.
2006-8A, 0.43% due 11/25/52†††,1,3	528,571	506,107
Cent CLO
2012-16A, 3.74% due 08/01/24[1,3]	500,000	502,700
Apidos CDO IX
2012-9A, 3.99% due 07/15/23[1,3]	500,000	501,900
Triton Container Finance LLC
2012-1A, 4.21% due 05/14/27[3]	490,000	491,483
Acis CLO 2013-1 Ltd.
2013-1A, 3.19% due 04/18/24[1,3]	500,000	487,000
Textainer Marine Containers Ltd.
2012-1A, 4.21% due 04/15/27[3]	485,000	485,447
MCF CLO III LLC
2014-3A, 3.21% due 01/20/24†††,1,3	500,000	478,250
Golub Capital Partners Fundings Ltd.
2007-1A, 0.98% due 03/15/22[1,3]	500,000	463,850
Cerberus Offshore Levered I, LP
2012-1A, 4.98% due 11/30/18[1,3]	450,000	449,685
N-Star REL CDO VIII Ltd.
2006-8A, 0.51% due 02/01/41[1,3]	500,000	432,600
Lehman XS Trust
2007-9, 0.27% due 06/25/37[1]	488,444	426,955
Eastland CLO Ltd.
2007-1A, 0.64% due 05/01/22[1,3]	450,000	400,725
Westwood CDO I Ltd.
2007-1A, 0.90% due 03/25/21[1,3]	400,000	370,440
Halcyon Loan Advisors Funding 2012-2 Ltd.
2012-2A, 4.73% due 12/20/24[1,3]	350,000	351,365
Newstar Commercial Loan Funding 2013-1 LLC
2013-1A, 4.78% due 09/20/23[1,3]	350,000	350,000
Northwoods Capital VII Ltd.
2006-7A, 1.79% due 10/22/21[1,3]	350,000	334,775
CIFC Funding 2012-II Ltd.
2012-2A, 4.49% due 12/05/24[1,3]	300,000	300,840
Salus CLO 2012-1 Ltd.
2013-1AN, 3.99% due 03/05/21†††,1,3	300,000	300,570
DIVCORE CLO Ltd.
2013-1A B, 4.05% due 11/15/32†††	300,000	298,650
GreenPoint Mortgage Funding Trust
2005-HE4, 0.86% due 07/25/30[1]	300,000	271,480
TICC CLO 2012-1 LLC
2012-1A, 4.98% due 08/25/23[1,3]	250,000	251,150
Ivy Hill Middle Market Credit Fund Ltd.
2011-3A, 6.24% due 01/15/22[1,3]	250,000	251,075
Garrison Funding 2013-2 Ltd.
2013-2A, 3.73% due 09/25/23†††,1,3	250,000	249,350
Golub Capital Partners CLO 17 Ltd.
2013-17A, 3.99% due 10/25/25[1,3]	250,000	248,875
Acis CLO 2013-2 Ltd.
3.45% due 10/14/22[1,3]	250,000	247,600
Cerberus Onshore II CLO LLC
2014-1A, 2.95% due 10/15/23†††,1,3	250,000	247,550
Race Point IV CLO Ltd.
2007-4A, 2.24% due 08/01/21[1,3]	250,000	237,625
Carlyle Global Market Strategies
CLO 2012-3 Ltd.
2012-3A, 0.00% due 10/04/24[3,9]	250,000	234,600
STORE Master Funding LLC
2013-2A, 4.37% due 07/20/43†††,3	99,025	100,639
2013-1A, 4.16% due 03/20/43[3]	98,457	99,094
GSAA Home Equity Trust
2007-7, 0.42% due 07/25/37[1]	219,721	190,351
New Century Home Equity Loan Trust
2005-1, 0.87% due 03/25/35[1]	171,479	149,390
Credit-Based Asset Servicing and
Securitization LLC
2005-CB5, 0.41% due 08/25/35[1]	143,100	142,136
Avis Budget Rental Car Funding AESOP LLC
2013-2A, 4.00% due 05/21/18[3]	100,000	103,900
Newcastle CDO IX 1 Ltd.
2007-9A, 0.41% due 05/25/52[1,3]	78,565	78,329
First Franklin Mortgage Loan Trust
2006-FF1, 0.49% due 01/25/36[1]	50,000	43,289
Legg Mason Real Estate CDO I Ltd.
2006-1A, 0.43% due 03/25/38[1,3]	16,646	16,363

Total Asset Backed Securities
(Cost $48,030,495)		49,055,146

CORPORATE BONDS†† - 29.9%
FINANCIALS - 16.9%
Prudential Financial, Inc.
5.63% due 06/15/43[1,8]	1,750,000	1,785,000
JPMorgan Chase & Co.
5.15% due 12/31/49[1,2]	1,500,000	1,406,251
Icahn Enterprises Limited Partnership /
Icahn Enterprises Finance Corp.
6.00% due 08/01/20[3]	800,000	848,000
4.88% due 03/15/19[3]	450,000	457,875
Kaupthing Bank HF
3.49% due 01/15/10[3,4]	5,000,000	1,187,500
Susquehanna Bancshares, Inc.
5.38% due 08/15/2[2]	1,200,000	1,175,462
EPR Properties
5.25% due 07/15/23	1,000,000	1,016,193
5.75% due 08/15/22	100,000	105,949
PNC Financial Services Group, Inc.
4.85% due 05/29/49[1,2]	1,100,000	1,031,250
General Electric Capital Corp.
5.25% due 06/29/49[1,2]	750,000	729,525
7.13% due 12/15/49[1,2]	250,000	285,000
AmTrust Financial Services, Inc.
6.13% due 08/15/23[3]	1,000,000	992,930
Lancashire Holdings Ltd.
5.70% due 10/01/22[3]	900,000	925,952

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2014

INVESTMENT GRADE BOND FUND

	FACE
	AMOUNT	VALUE

Macquarie Group Ltd.
6.25% due 01/14/21[3,8]	$800,000	$894,480
Hospitality Properties Trust
4.50% due 06/15/23	900,000	891,633
Fifth Third Bancorp
5.10% due 12/31/49[1,2]	920,000	846,400
Leucadia National Corp.
5.50% due 10/18/23[8]	800,000	833,468
Nuveen Investments, Inc.
9.13% due 10/15/17[3]	760,000	803,700
StanCorp Financial Group, Inc.
5.00% due 08/15/22[8]	600,000	611,286
Credit Suisse AG
6.50% due 08/08/23[3,8]	500,000	548,750
National Rural Utilities Cooperative
Finance Corp.
4.75% due 04/30/43[1]	500,000	472,500
Bank of New York Mellon Corp.
4.50% due 12/31/49[1,2]	440,000	400,400
CICRMT 2014-A A
4.89% due 10/08/21	300,000	300,000
Emigrant Bancorp, Inc.
6.25% due 06/15/14[3]	100,000	100,641
Prosight Global Inc.
7.50% due 11/20/20†††,7	100,000	98,910
TIG Holdings, Inc.
8.60% due 01/15/27[3]	34,000	30,303

Total Financials		18,779,358

CONSUMER DISCRETIONARY - 4.6%
Sabre GLBL, Inc.
8.50% due 05/15/19[3]	1,150,000	1,270,750
Hawaiian Airlines 2013-1 Class A
Pass Through Certificates
3.90% due 01/15/26	800,000	773,000
Northern Group Housing LLC
6.80% due 08/15/53[3]	600,000	630,690
GLP Capital Limited Partnership / GLP
Financing II, Inc.
4.88% due 11/01/20[3]	350,000	359,187
4.38% due 11/01/18[3]	150,000	153,938
QVC, Inc.
4.38% due 03/15/23	500,000	492,734
Continental Airlines 2012-2 Class B
Pass Through Trust
5.50% due 10/29/20	400,000	421,000
AmeriGas Finance LLC / AmeriGas
Finance Corp.
7.00% due 05/20/22	350,000	382,375
GRD Holdings III Corp.
10.75% due 06/01/19[3]	250,000	275,000
Stanadyne Corp.
10.00% due 08/15/14	240,000	239,100
Continental Airlines 2012-1 Class B
Pass Through Trust
6.25% due 04/11/20	118,665	126,675

Total Consumer Discretionary		5,124,449

MATERIALS - 2.9%
Newcrest Finance Pty Ltd.
4.20% due 10/01/22[3,11]	1,200,000	1,035,143
4.45% due 11/15/21[3]	500,000	447,641
AngloGold Ashanti Holdings plc
5.13% due 08/01/22[8]	1,250,000	1,165,474
Barrick Gold Corp.
4.10% due 05/01/23[8]	625,000	592,897
Mosaic Global Holdings, Inc.
7.38% due 08/01/18	18,000	20,551
Constar International, Inc
11.00% due 12/31/17†††,7	5,747	—

Total Materials		3,261,706

ENERGY - 2.4%
Midstates Petroleum Company
Incorporated / Midstates
Petroleum Co LLC
10.75% due 10/01/20	600,000	663,000
BreitBurn Energy Partners Limited
Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22	600,000	649,500
Eagle Rock Energy Partners Limited
Partnership / Eagle Rock Energy
Finance Corp.
8.38% due 06/01/19	455,000	493,675
SESI LLC
7.13% due 12/15/21	250,000	278,750
Hiland Partners Limited Partnership /
Hiland Partners Finance Corp.
7.25% due 10/01/20[3]	250,000	271,875
Crestwood Midstream Partners Limited
Partnership / Crestwood Midstream
Finance Corp.
7.75% due 04/01/19	150,000	162,750
Penn Virginia Resource Partners Limited
Partnership / Penn Virginia Resource
Finance Corp.
8.38% due 06/01/20	114,000	127,965
Williams Companies, Inc.
8.75% due 03/15/32	12,000	14,466

Total Energy		2,661,981

INDUSTRIALS - 1.2%
Chicago Bridge & Iron Co.
5.15% due 12/27/22†††,7	750,000	721,575
SBM Baleia Azul Sarl
5.50% due 09/15/27†††,7	471,900	457,696
ADT Corp.
6.25% due 10/15/21[3]	150,000	154,125

Total Industrials		1,333,396

UTILITIES - 1.1%
Legacy Reserves Limited Partnership /
Legacy Reserves Finance Corp.
8.00% due 12/01/20	1,200,000	1,284,000

TELECOMMUNICATION SERVICES - 0.6%
Avaya, Inc.
7.00% due 04/01/19[3]	650,000	645,125
Nortel Networks Ltd.
6.88% due 09/01/23[4]	31,000	15,190

Total Telecommunication Services		660,315

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2014

INVESTMENT GRADE BOND FUND

	FACE
	AMOUNT	VALUE

INFORMATION TECHNOLOGY - 0.2%
First Data Corp.
8.75% due 01/15/22[3]	$250,000	$273,125

Total Corporate Bonds
(Cost $37,261,065)		33,378,330

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 7.8%
Alternative Loan Trust
2003-18CB,5.25% due 09/25/33	1,123,390	1,166,837
Hilton USA Trust
2013-HLT,4.41% due 11/05/30[3]	1,100,000	1,118,992
Boca Hotel Portfolio Trust
2013-BOCA,3.21% due 08/15/26[1,3]	1,000,000	1,001,347
MASTR Adjustable Rate
Mortgages Trust 2003-5
2003-5,2.09% due 11/25/33[1]	986,245	945,672
Madison Avenue Trust
4.03% due 10/12/32[1,3]	875,000	861,169
BBCMS Trust
2013-TYSN,3.71% due 09/05/32[3]	900,000	822,261
Washington Mutual Mortgage Pass-Through
Certificates WMALT Series 2006-AR9 Trust
2006-AR9,0.97% due 11/25/46[1]	809,181	538,762
Motel 6 Trust
2012-MTL6,3.78% due 10/05/25[3]	500,000	503,531
Spirit Master Funding LLC
2007-1A,5.74% due 03/20/25[3]	358,558	367,899
2006-1A,5.76% due 03/20/24[3]	123,413	128,658
Residential Asset Securitization Trust
2006-A12,6.25% due 11/25/36	512,941	394,396
Nomura Resecuritization Trust
2012-1R,0.60% due 08/27/47[1,3]	366,156	337,340
SRERS-2011 Funding Ltd.
2011-RS,0.40% due 05/09/46[1,3]	362,975	335,715
Credit Suisse Mortgage Capital Certificates
2006-TF2A,0.56% due 10/15/21[1,3]	200,000	193,662
JP Morgan Mortgage Trust 2006-A3
2006-A3,2.86% due 04/25/36[1]	37,269	33,176
Total Collateralized Mortgage Obligations

(Cost $8,719,407)		8,749,417

SENIOR FLOATING RATE INTERESTS†† - 6.7%

CONSUMER DISCRETIONARY - 2.8%
Landry’s, Inc.
4.00% due 04/24/18	754,168	757,940
Compucom Systems, Inc.
4.25% due 05/07/20	756,190	754,534
Neiman Marcus Group, Inc.
4.25% due 10/25/20	448,875	450,042
Ollies Bargain Outlet
5.25% due 09/28/19	395,002	393,521
Arby’s
5.00% due 11/15/20	349,125	350,979
1-800 Contacts, Inc.
4.25% due 01/31/21	200,000	200,350
NES Global Talent
6.50% due 10/03/19	149,063	149,063

Total Consumer Discretionary		3,056,429

INDUSTRIALS - 1.9%
Rise Ltd.
4.74% due 02/12/39	746,094	751,690
Travelport Holdings Ltd.
6.25% due 06/26/19	496,250	507,262
AABS Ltd.
4.87% due 01/15/38†††	466,146	469,642
VAT Holding AG
4.75% due 02/11/21	250,000	251,145
Emerald Expositions
5.50% due 06/17/20	99,250	99,912

Total Industrials		2,079,651

TELECOMMUNICATION SERVICES - 0.9%
MergerMarket Ltd.
4.50% due 02/04/21	600,000	597,000
Asurion Corp.
6.00% due 05/24/19	461,196	461,948

Total Telecommunication Services		1,058,948

INFORMATION TECHNOLOGY - 0.6%
P2 Energy Solutions
5.00% due 10/30/20	349,125	351,743
Greenway Medical Technologies
6.00% due 11/04/20	349,125	346,943

Total Information Technology		698,686

FINANCIALS - 0.3%
Magic Newco, LLC
5.00% due 12/12/18	248,112	250,283
American Stock Transfer & Trust
5.75% due 06/26/20	97,147	97,470

Total Financials		347,753

CONSUMER STAPLES - 0.1%
Performance Food Group
6.25% due 11/14/19	99,749	101,078

HEALTH CARE - 0.1%
Akorn, Inc.
4.50% due 11/13/20	100,000	100,875

Total Senior Floating Rate Interests
(Cost $7,396,926)		7,443,420

MORTGAGE BACKED SECURITIES†† - 2.2%
Fannie Mae[5]
2013-28,3.00% due 04/25/43	915,373	741,938
2013-34,3.00% due 04/25/43	441,256	393,407
2013-17,2.50% due 03/25/43	327,689	273,164
2013-54,3.00% due 06/25/33	146,195	121,682
1990-108,7.00% due 09/25/20	8,798	9,751
Freddie Mac[5]
2013-4184,3.00% due 03/15/43	515,637	419,776
2013-4180,3.00% due 03/15/43	425,996	364,668
2013-4224,3.00% due 07/15/43	101,262	92,090
Ginnie Mae
#518436, 7.25% due 09/15/29	9,623	11,172
#1849, 8.50% due 08/20/24	1,154	1,322

Total Mortgage Backed Securities
(Cost $2,817,177)		2,428,970

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	March 31, 2014

INVESTMENT GRADE BOND FUND

	FACE
	AMOUNT	VALUE

MUNICIPAL BONDS†† - 2.0%
NEW YORK - 0.9%
New York City Water & Sewer
System Revenue Bonds
0.30% due 06/15/33[1]	$1,000,000	$1,000,000

MICHIGAN - 0.8%
City of Detroit Michigan Water
Supply System Revenue
Revenue Bonds
5.00% due 07/01/33	300,000	299,609
5.00% due 07/01/23	250,000	251,403
5.00% due 07/01/30	50,000	49,016
Detroit City School District
General Obligation Unlimited
7.75% due 05/01/39	100,000	110,742
City of Detroit Michigan Sewage
Disposal System Revenue
Revenue Bonds
5.50% due 07/01/22	100,000	100,649

Total Michigan		811,419

ILLINOIS - 0.1%
City of Chicago Illinois General
Obligation Unlimited
5.00% due 01/01/27	150,000	155,517

CALIFORNIA - 0.1%
County of Sacramento California
Revenue Bonds
7.25% due 08/01/25	100,000	109,475

ALABAMA - 0.1%
County of Jefferson Alabama
Sewer Revenue Revenue Bonds
0.00% due 10/01/34	350,000	99,943

OTHER TERRITORIES - 0.0%
Commonwealth of Puerto Rico
General Obligation Unlimited
8.00% due 07/01/35	30,000	27,994

Total Municipal Bonds
(Cost $2,179,535)		2,204,348

COMMERCIAL PAPER†† - 4.5%
Northeast Utilities
0.18% due 04/01/14[3]	1,500,000	1,500,000
CBS Corp.
0.21% due 04/02/14[3]	1,500,000	1,499,991
Duke Energy Corp.
0.19% due 04/03/14[3]	1,000,000	999,989
American Water Capital Corp.
0.23% due 04/10/14[3]	1,000,000	999,943

Total Commercial Paper
(Cost $4,999,923)		4,999,923

Total Investments - 104.5%
(Cost $121,831,571)		$116,723,413

Other Assets & Liabilities, net - (4.5)%		(5,049,346)

Total Net Assets - 100.0%		$111,674,067

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS††

	Pay						Unrealized
	Floating	Floating	Fixed	Maturity	Notional	Market	Appreciation/
Counterparty	Rate	Rate Index	Rate	Date	Amount	Value	(Depreciation	)

Merrill Lynch	Pay	3-Month USD-LIBOR	3.89%	09/09/2043	$1,850,000	$127,280	$127,280
Merrill Lynch	Pay	3-Month USD-LIBOR	1.97%	09/09/2018	5,850,000	97,110	97,110
Merrill Lynch	Pay	3-Month USD-LIBOR	3.68%	08/29/2043	1,450,000	44,950	44,950
Merrill Lynch	Pay	3-Month USD-LIBOR	1.70%	08/29/2018	5,950,000	35,105	35,105
Merrill Lynch	Pay	3-Month USD-LIBOR	3.65%	09/26/2018	450,000	10,035	10,035
Merrill Lynch	Pay	3-Month USD-LIBOR	1.59%	09/26/2018	9,300,000	(12,090)	(12,090)

							$302,390

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Variable rate security. Rate indicated is rate effective at March 31, 2014.
[2]	Perpetual maturity.
[3]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $65,205,558 (cost $69,672,016), or 58.4% of total net assets.
[4]	Security is in default of interest and/or principal obligations.
[5]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[6]	Affiliated funds.
[7]	Illiquid security.
[8]	Security or a portion thereof is held as collateral for reverse repurchase agreements — See Note 11.
[9]	Security with no rate was unsettled at March 31, 2014.
plc — Public Limited Company
REIT — Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

INVESTMENT GRADE BOND FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2014

ASSETS:
Investments in unaffiliated issuers, at value (cost $119,831,571)	$114,722,613
Investments in affiliated issuers, at value (cost $2,000,000)	2,000,800

Total Investments (cost $121,831,571)	116,723,413
Segregated cash with broker	603,244
Unrealized appreciation on swap agreements	314,480
Prepaid expenses	47,781
Receivables:
Securities sold	2,184,180
Interest	841,317
Fund shares sold	636,254
Dividends	22,595
Investment advisor	22,465

Total assets	121,395,729

LIABILITIES:
Reverse Repurchase Agreements	6,200,680
Due to broker	539,079
Due to custodian bank	310,403
Unrealized depreciation on swap agreements	12,090
Payable for:
Securities purchased	2,340,776
Fund shares redeemed	100,274
Management fees	46,735
Distribution and service fees	36,580
Transfer agent/maintenance fees	12,592
Fund accounting/administration fees	8,903
Trustees’ fees*	3,097
Miscellaneous	110,453

Total liabilities	9,721,662

NET ASSETS	$111,674,067

NET ASSETS CONSIST OF:
Paid in capital	$144,880,128
Accumulated net investment loss	(1,194,429)
Accumulated net realized loss on investments	(27,188,350)
Net unrealized depreciation on investments	(4,823,282)

Net assets	$111,674,067

A-CLASS:
Net assets	$90,104,760
Capital shares outstanding	4,956,132
Net asset value per share	$18.18

Maximum offering price per share
(Net asset value divided by 95.25%)	$19.09

B-CLASS:
Net assets	$2,437,525
Capital shares outstanding	134,640
Net asset value per share	$18.10

C-CLASS:
Net assets	$18,915,975
Capital shares outstanding	1,044,994
Net asset value per share	$18.10

INSTITUTIONAL CLASS:
Net assets	$215,807
Capital shares outstanding	11,887
Net asset value per share	$18.15

STATEMENT OF OPERATIONS (Unaudited)

Period Ended March 31, 2014

INVESTMENT INCOME:
Interest	$2,454,168
Dividends	110,156

Total investment income	2,564,324

EXPENSES:
Management fees	267,153
Transfer agent/maintenance fees
A-Class	50,949
B-Class	9,447
C-Class	16,643
Institutional Class	181
Distribution and service fees:
A-Class	107,308
B-Class	13,373
C-Class	90,781
Fund accounting/administration fees	50,759
Registration fees	39,979
Short interest expense	23,076
Trustees’ fees*	5,939
Line of credit interest expense	5,616
Custodian fees	413
Tax expense	2
Miscellaneous	62,833

Total expenses	744,452

Less:
Expenses waived by Advisor	(94,650)

Net expenses	649,802

Net investment income	1,914,522

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments in unaffiliated issuers	265,522
Swap agreements	221,971

Net realized gain	487,493

Net change in unrealized appreciation
(depreciation) on:
Investments in unaffiliated issuers	2,513,627
Investments in affiliated issuers	800
Swap agreements	(7,880)

Net change in unrealized appreciation
(depreciation)	2,506,547

Net realized and unrealized gain	2,994,040

Net increase in net assets resulting
from operations	$4,908,562

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVESTMENT GRADE BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	March 31,	Year Ended
	2014	September 30,
	(Unaudited)	2013

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,914,522	$3,757,320
Net realized gain on investments	487,493	4,952,858
Net change in unrealized appreciation (depreciation) on investments	2,506,547	(4,987,231)

Net increase in net assets resulting from operations	4,908,562	3,722,947

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
A-Class	(2,231,477)	(3,408,190)
B-Class	(59,403)	(119,783)
C-Class	(404,651)	(654,081)
Institutional Class	(5,015)	(2,951)

Total distributions to shareholders	(2,700,546)	(4,185,005)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
A-Class	13,590,161	22,376,229
B-Class	5,863	432,699
C-Class	2,611,906	10,703,187
Institutional Class	91,037	174,306
Distributions reinvested
A-Class	2,131,144	3,261,071
B-Class	59,233	119,401
C-Class	366,766	609,091
Institutional Class	5,015	2,451
Cost of shares redeemed
A-Class	(11,035,677)	(39,676,207)
B-Class	(736,916)	(2,665,979)
C-Class	(2,310,211)	(14,287,993)
Institutional Class	(58,074)	–

Net increase (decrease) from capital share transactions	4,720,247	(18,951,744)

Net increase (decrease) in net assets	6,928,263	(19,413,802)

NET ASSETS:
Beginning of period	104,745,804	124,159,606

End of period	$111,674,067	$104,745,804

Distributions in excess of net investment income at end of period	$(1,194,429)	$(425,919)

CAPITAL SHARE ACTIVITY:
Shares sold
A-Class	754,462	1,246,284
B-Class	325	24,231
C-Class	145,180	595,542
Institutional Class	5,035	9,638
Shares issued from reinvestment of distributions
A-Class	118,223	181,120
B-Class	3,301	6,659
C-Class	20,443	33,953
Institutional Class	290	137
Shares redeemed
A-Class	(613,618)	(2,203,124)
B-Class	(41,195)	(148,667)
C-Class	(128,852)	(795,823)
Institutional Class	(3,213)	–

Net increase (decrease) in shares	260,381	(1,050,050)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 41

INVESTMENT GRADE BOND FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended
	March 31,	September 30,	September 30,	December 31,	December 31,	December 31,
A-Class	2014[a]	2013	2012[b]	2011[e]	2010[e]	2009[e]

Per Share Data
Net asset value, beginning of period	$17.81	$17.92	$17.41	$16.71	$16.20	$15.12

Income (loss) from investment operations:
Net investment income (loss)[c]	.34	.61	.27	.42	.40	.48
Net gain (loss) on investments (realized and unrealized)	.41	(.04)	.51	.74	.59	1.12

Total from investment operations	.75	.57	.78	1.16	.99	1.60

Less distributions from:
Net investment income	(.38)	(.68)	(.27)	(.46)	(.48)	(.52)

Total distributions	(.38)	(.68)	(.27)	(.46)	(.48)	(.52)

Net asset value, end of period	$18.18	$17.81	$17.92	$17.41	$16.71	$16.20

Total Return[g]	4.75%	3.21%	4.51%	6.94%	6.11%	10.63%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$90,105	$83,642	$98,063	$108,999	$101,971	$104,972

Ratios to average net assets:
Net investment income (loss)	3.73%	3.40%	2.04%	2.43%	2.51%	3.04%
Total expenses	1.22%	1.21%	1.15%	1.15%	1.21%	1.31%
Net expenses[d,h]	1.07%	1.04%	1.00%	1.00%	0.98%	0.95%

Portfolio turnover rate	26%	119%	52%	43%	39%	89%

	Period Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended
	March 31,	September 30,	September 30,	December 31,	December 31,	December 31,
B-Class	2014[a]	2013	2012[b]	2011[e]	2010[e]	2009[e]

Per Share Data
Net asset value, beginning of period	$17.73	$17.82	$17.32	$16.62	$16.12	$15.04

Income (loss) from investment operations:
Net investment income (loss)[c]	.26	.47	.16	.29	.28	.36
Net gain (loss) on investments (realized and unrealized)	.42	(.04)	.51	.74	.54	1.12

Total from investment operations	.68	.43	.67	1.03	.82	1.48

Less distributions from:
Net investment income	(.31)	(.52)	(.17)	(.33)	(.32)	(.40)

Total distributions	(.31)	(.52)	(.17)	(.33)	(.32)	(.40)

Net asset value, end of period	$18.10	$17.73	$17.82	$17.32	$16.62	$16.12

Total Return[g]	4.43%	2.42%	3.91%	6.35%	5.08%	9.87%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,438	$3,054	$5,168	$6,993	$11,619	$16,249

Ratios to average net assets:
Net investment income (loss)	2.94%	2.64%	1.29%	1.72%	1.76%	2.31%
Total expenses	2.56%	2.67%	2.12%	1.92%	1.95%	2.06%
Net expenses[d,h]	1.82%	1.79%	1.75%	1.75%	1.73%	1.70%

Portfolio turnover rate	26%	119%	52%	43%	39%	89%

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVESTMENT GRADE BOND FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended
	March 31,	September 30,	September 30,	December 31,	December 31,	December 31,
C-Class	2014[a]	2013	2012[b]	2011[e]	2010[e]	2009[e]

Per Share Data
Net asset value, beginning of period	$17.73	$17.82	$17.31	$16.62	$16.12	$15.04

Income (loss) from investment operations:
Net investment income (loss)[c]	.27	.48	.17	.29	.28	.36
Net gain (loss) on investments (realized
and unrealized)	.41	(.05)	.51	.73	.54	1.12

Total from investment operations	.68	.43	.68	1.02	.82	1.48

Less distributions from:
Net investment income	(.31)	(.52)	(.17)	(.33)	(.32)	(.40)

Total distributions	(.31)	(.52)	(.17)	(.33)	(.32)	(.40)

Net asset value, end of period	$18.10	$17.73	$17.82	$17.31	$16.62	$16.12

Total Return[g]	4.37%	2.42%	3.95%	6.32%	5.05%	9.85%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$18,916	$17,876	$20,929	$22,035	$19,284	$20,843

Ratios to average net assets:
Net investment income (loss)	2.97%	2.65%	1.29%	1.68%	1.76%	2.28%
Total expenses	2.04%	2.03%	1.92%	1.90%	1.96%	2.05%
Net expenses[d,h]	1.82%	1.79%	1.75%	1.75%	1.73%	1.70%

Portfolio turnover rate	26%	119%	52%	43%	39%	89%

	Period Ended	Period Ended
	March 31,	September 30,
Institutional Class	2014[a]	2013[f]

Per Share Data
Net asset value, beginning of period	$17.80	$18.00

Income (loss) from investment operations:
Net investment income (loss)[c]	.36	.46
Net gain (loss) on investments (realized and unrealized)	.39	(.21)

Total from investment operations	.75	.25

Less distributions from:
Net investment income	(.40)	(.45)

Total distributions	(.40)	(.45)

Net asset value, end of period	$18.15	$17.80

Total Return[g]	4.82%	1.35%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$216	$174

Ratios to average net assets:
Net investment income (loss)	4.00%	3.85%
Total expenses	1.06%	1.17%
Net expenses[d,h]	0.82%	0.82%

Portfolio turnover rate	26%	119%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 43

INVESTMENT GRADE BOND FUND

FINANCIAL HIGHLIGHTS (concluded)

[a]	Unaudited figures for the period ended March 31, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	The Fund changed its fiscal year end from December 31 to September 30 in 2012.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Net expense information reflects the expense ratios after expense waivers, and includes interest expense, if any.
[e]
Per share amounts for the years ended December 31, 2009 - December 31, 2010 and the period January 1, 2011 through April 8, 2011 have been restated to reflect 1:4 reverse share split effective April 8, 2011.

[f]	Since commencement of operations: January 29, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[g]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[h]	Excluding interest expense, the operating expense ratios for the periods presented would be:

	03/31/14	09/30/13

A-Class	1.03%	1.02%
B-Class	1.78%	1.77%
C-Class	1.78%	1.77%
Institutional Class	0.78%	0.77%

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

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THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 45

FUND PROFILE (Unaudited)	March 31, 2014

LIMITED DURATION FUND

Holdings Diversification
(Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

State Street	4.2%
West Coast Funding Ltd. — Class A1A	4.2%
SRERS-2011 Funding Ltd. — Class A1B1	4.1%
Guggenheim BulletShares 2017
High Yield Corporate Bond ETF	3.0%
Guggenheim BulletShares 2016
High Yield Corporate Bond ETF	2.6%
Guggenheim BulletShares 2015
High Yield Corporate Bond ETF	2.6%
H2 Asset Funding Ltd.	2.1%
CSMC Trust 2014-SURF	2.1%
CCR Incorporated MT100 Payment
Rights Master Trust — Class C	2.1%
Halcyon Structured Asset
Management Long
Secured/Short Unsecured
2007-2 Ltd. — Class C	2.1%

Top Ten Total	29.1%

Inception Dates:

A-Class	December 16, 2013
C-Class	December 16, 2013
Institutional Class	December 16, 2013

Portfolio Composition by Quality Rating*

Rating

Fixed Income Instruments
AAA	2.2%
AA	2.2%
A	23.7%
BBB	35.9%
BB	5.2%
B	7.2%
CCC	8.8%
D	1.1%
Other Instruments
Exchanged Traded Funds	8.7%
Repurchase Agreement	4.5%
Preferred Stocks	0.5%

Total Investments	100.0%

The chart above reflects percentages of the value of total investments.

*	Source: Factset. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, which are all a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted Moody’s and Fitch ratings to the equivalent S&P rating. Unrated securities do not necessarily indicate low credit quality. Security ratings are determined at the time of purchase and may change thereafter.

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

LIMITED DURATION FUND

	SHARES	VALUE

PREFERRED STOCKS† - 0.5%
PNC Financial Services Group, Inc.
6.13%[1,2]	8,000	$213,680

Total Preferred Stocks
(Cost $202,400)		213,680

EXCHANGE TRADED FUNDS†,5 - 8.2%
Guggenheim BulletShares 2017
High Yield Corporate Bond ETF[6]	52,178	1,435,939
Guggenheim BulletShares 2016
High Yield Corporate Bond ETF[6]	44,894	1,225,606
Guggenheim BulletShares 2015
High Yield Corporate Bond ETF[6]	45,200	1,221,756

Total Exchange Traded Funds
(Cost $3,865,007)		3,883,301

	FACE
	AMOUNT

ASSET BACKED SECURITIES†† - 56.5%
West Coast Funding Ltd.
2006-1A, 0.37% due 11/02/41[1,3]	$2,059,933	1,984,128
Castlelake Aircraft Securitization Trust
2014-1, 7.50% due 02/15/29†††	500,000	505,000
2014-1, 5.25% due 02/15/29†††	500,000	505,000
H2 Asset Funding Ltd.
2014-1, 2.15% due 03/19/37	1,000,000	1,001,000
CCR Incorporated MT100 Payment
Rights Master Trust
2010-CA, 0.60% due 07/10/17[1,3]	1,022,946	990,212
Halcyon Structured Asset Management Long
Secured/Short Unsecured 2007-2 Ltd.
2007-2A, 3.99% due 10/29/21[1,3]	1,000,000	986,200
Flagship CLO VI
2007-1A, 2.64% due 06/10/21[1,3]	1,000,000	955,100
Duane Street CLO IV Ltd.
2007-4A, 2.49% due 11/14/21[1,3]	1,000,000	953,500
San Gabriel CLO Ltd.
2007-1A, 2.49% due 09/10/21[1,3]	1,000,000	953,400
Westbrook CLO Ltd.
2006-1A, 1.93% due 12/20/20[1,3]	1,000,000	953,400
Black Diamond CLO 2005-2 Delaware Corp.
2005-2A, 2.03% due 01/07/18[1,3]	1,000,000	952,500
FM Leveraged Capital Fund II
2006-2X, 3.99% due 11/15/20[1]	750,000	748,350
Accredited Mortgage Loan Trust
2007-1, 0.28% due 02/25/37[1]	540,856	503,400
Cent CLO
2012-16A, 3.74% due 08/01/24[1,3]	500,000	502,700
Symphony CLO IX, LP
2012-9A, 3.49% due 04/16/22[1,3]	500,000	502,650
Shackleton II CLO Ltd.
2012-2A, 4.29% due 10/20/23[1,3]	500,000	500,250
OZLM Funding Ltd.
2012-2A, 3.49% due 10/30/23[1,3]	500,000	500,000
Halcyon Loan Advisors Funding 2012-1 Ltd.
2012-1A, 3.24% due 08/15/23[1,3]	500,000	498,900
COA Summit CLO Ltd.
2014-1A, 4.09% due 04/20/23†††,1,3	500,000	498,100
Figueroa CLO 2013-1 Ltd.
2013-1A, 2.98% due 03/21/24[1,3]	500,000	495,750
BlueMountain CLO 2012-2 Ltd.
2012-2A, 2.98% due 11/20/24[1,3]	500,000	494,500
Golub Capital Partners CLO Ltd.
2014-18A, 3.73% due 04/25/26†††,1,3	250,000	250,150
2014-18A, 4.23% due 04/25/26†††,1,3	250,000	242,750
Triton Container Finance LLC
2012-1A, 4.21% due 05/14/27[3]	490,000	491,483
GSAA Home Equity Trust
2006-18, 6.00% due 11/25/36	694,301	491,299
ALM VII R-2 Ltd.
2013-7R2A, 2.84% due 04/24/24[1,3]	500,000	490,650
Telos CLO 2013-4 Ltd.
2013-4A, 2.99% due 07/17/24†††,1,3	500,000	490,100
Structured Asset Securities Corporation
Mortgage Loan Trust
2007-BC1, 0.28% due 02/25/37[1]	600,000	488,372
NewStar Commercial Loan Trust
2006-1A, 0.91% due 03/30/22[1,3]	500,000	482,600
Icon Brands Holdings LLC
2013-1A, 4.35% due 01/25/43†††,3	479,227	477,071
Race Point IV CLO Ltd.
2007-4A, 2.24% due 08/01/21[1,3]	500,000	475,250
Genesis Funding Ltd.
2006-1A, 0.40% due 12/19/32[1,3]	506,896	472,376
Tricadia CDO 2006-6 Ltd.
2006-6A, 0.79% due 11/05/41†††,1,3	500,000	465,050
Katonah IX CLO Ltd.
2006-9A, 1.64% due 01/25/19†††,1,3	500,000	464,250
Copper River CLO Ltd.
2007-1A, 1.74% due 01/20/21†††,1,3	500,000	457,000
Connecticut Valley Structured
Credit CDO III Ltd.
2006-3A, 6.68% due 03/23/23†††,3	441,767	433,417
Gramercy Real Estate CDO 2007-1 Ltd.
2007-1A, 0.52% due 08/15/56[1,3]	490,421	419,751
CIFC Funding 2012-III Ltd.
2013-3A, 4.49% due 01/29/25[1,3]	400,000	401,120
GSAMP Trust
2005-HE6, 0.59% due 11/25/35[1]	450,000	400,255
Soundview Home Loan Trust
2003-1, 2.40% due 08/25/31[1]	354,369	361,749
Cronos Containers Program Ltd.
2012-1A, 4.21% due 05/18/27[3]	265,417	266,157
Race Point CLO Ltd.
2014-5AR, 3.98% due 12/15/22[1,3]	250,000	250,450
CKE Restaurant Holdings, Inc.
2013-1A, 4.47% due 03/20/43[3]	246,250	248,737
ALM IV Ltd.
2011-4A, 2.99% due 07/18/22[1,3]	250,000	248,150
Cerberus Onshore II CLO LLC
2014-1A, 2.95% due 10/15/23†††,1,3	250,000	247,550
Hewett’s Island CDO Ltd.
2007-6A, 2.49% due 06/09/19[1,3]	250,000	243,850
T2 Income Fund CLO Ltd.
2007-1A, 1.74% due 07/15/19[1,3]	250,000	242,000
Kingsland IV Ltd.
2007-4A, 1.69% due 04/16/21†††,1,3	250,000	230,800

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 47

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2014

LIMITED DURATION FUND

	FACE
	AMOUNT	VALUE

Textainer Marine Containers Ltd.
2012-1A, 4.21% due 04/15/27[3]	$202,083	$202,269
OFSI Fund V Ltd.
2013-5A, 3.44% due 04/17/25[1,3]	200,000	200,000

Total Asset Backed Securities
(Cost $26,645,021)		26,618,696

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 10.8%
SRERS-2011 Funding Ltd.
2011-RS,0.40% due 05/09/46[1,3]	2,068,955	1,913,576
CSMC Trust 2014-SURF
2.40% due 02/15/29[1,3]	1,000,000	997,183
First Horizon Alternative Mortgage
Securities Trust
2006-FA1,5.75% due 04/25/36	559,235	495,330
HarborView Mortgage Loan Trust
2006-12,0.35% due 01/19/38[1]	589,283	495,109
Residential Asset Securitization Trust
2006-A12,6.25% due 11/25/36	637,710	490,330
Hilton USA Trust
2013-HLT,4.41% due 11/05/30[3]	450,000	457,770
Motel 6 Trust
2012-MTL6,3.78% due 10/05/25[3]	250,000	251,765

Total Collateralized Mortgage Obligations
(Cost $5,104,445)		5,101,063

SENIOR FLOATING RATE INTERESTS†† - 8.2%

INDUSTRIALS - 3.5%
Rise Ltd.
4.74% due 02/12/39	497,396	501,126
AABS Ltd.
4.87% due 01/15/38	463,542	467,018
HD Supply, Inc.
4.00% due 06/28/18	400,000	400,084
Dematic S.A.
4.25% due 12/28/19	250,000	250,418

Total Industrials		1,618,646

CONSUMER DISCRETIONARY - 1.6%
Smart & Final Stores LLC
4.75% due 11/15/19	324,496	324,496
Acosta, Inc.
4.25% due 03/03/18	250,000	250,875
Arby’s
5.00% due 11/15/20	199,500	200,559

Total Consumer Discretionary		775,930

MATERIALS - 1.1%
Fortescue Metals Group Ltd.
4.25% due 06/30/19	498,747	502,343

INFORMATION TECHNOLOGY - 1.1%
Blue Coat Systems, Inc.
4.00% due 05/31/19	200,000	200,334
Sabre, Inc.
4.25% due 02/19/19	199,495	199,411
Epicor Software
4.00% due 05/16/18	99,750	99,925

Total Information Technology		499,670

CONSUMER STAPLES - 0.5%
Diamond Foods, Inc.
4.25% due 08/20/18	250,000	250,470

TELECOMMUNICATION SERVICES - 0.4%
Asurion Corp.
6.00% due 05/24/19	200,000	200,326

Total Senior Floating Rate Interests
(Cost $3,854,242)		3,847,385

CORPORATE BONDS†† - 6.8%

FINANCIALS - 4.4%
Macquarie Bank Ltd.
1.02% due 03/24/17[1,3]	500,000	500,729
Schahin II Finance Company SPV Ltd.
5.88% due 09/25/22[3]	417,900	402,751
Icahn Enterprises Limited Partnership /
Icahn Enterprises Finance Corp.
3.50% due 03/15/17[3]	350,000	353,500
Citigroup, Inc.
5.35% due 05/29/49[1,2]	300,000	278,249
Emigrant Bancorp, Inc.
6.25% due 06/15/14[3]	250,000	251,603
Ally Financial, Inc.
3.50% due 01/27/19	250,000	250,000

Total Financials		2,036,832

INDUSTRIALS - 1.1%
AmeriGas Finance LLC / AmeriGas
Finance Corp.
6.75% due 05/20/20	250,000	270,625
ADT Corp.
4.13% due 04/15/19	250,000	248,048

Total Industrials		518,673

INFORMATION TECHNOLOGY - 0.5%
Jabil Circuit, Inc.
4.70% due 09/15/22	250,000	247,188

MATERIALS - 0.4%
KGHM International Ltd.
7.75% due 06/15/19[3]	200,000	211,000

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	March 31, 2014

LIMITED DURATION FUND

	FACE
	AMOUNT	VALUE

ENERGY - 0.4%
Precision Drilling Corp.
6.63% due 11/15/20	$190,000	$203,300

Total Corporate Bonds
(Cost $3,209,642)		3,216,993

REPURCHASE AGREEMENT††,4 - 4.2%
Jefferies & Company, Inc. issued 03/20/14
at 2.66% due 04/10/14	838,000	838,000
Jefferies & Company, Inc. issued 03/27/14
at 2.66% due 04/10/14	500,000	500,000
Jefferies & Company, Inc. issued 03/10/14
at 2.66% due 04/10/14	250,000	250,000
Jefferies & Company, Inc. issued 03/25/14
at 2.66% due 04/10/14	249,000	249,000
Jefferies & Company, Inc. issued 03/14/14
at 2.66% due 04/10/14	161,000	161,000

Total Repurchase Agreement
(Cost $1,998,000)		1,998,000

Total Investments - 95.2%
(Cost $44,878,757)		$44,879,118

Other Assets & Liabilities, net - 4.8%		2,284,703

Total Net Assets - 100.0%		$47,163,821

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Variable rate security. Rate indicated is rate effective at March 31, 2014.
[2]	Perpetual maturity.
[3]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $26,954,148 (cost $26,979,696), or 57.2% of total net assets.
[4]	Repurchase Agreement — See Note 9.
[5]	Investment in a product that pays a management fee to a party related to the advisor.
[6]	Affiliated funds.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 49

LIMITED DURATION FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2014

ASSETS:
Investments, in unaffiliated issuers, at value (cost $39,015,750)	$38,997,817
Investments, in affiliated issuers, at value (cost $3,865,007)	3,883,301
Repurchase agreements, at value (cost $1,998,000)	1,998,000

Total investments (cost $44,878,757)	44,879,118
Cash	1,543,282
Prepaid expenses	50,435
Receivables:
Fund shares sold	3,299,674
Interest	127,500
Investment advisor	43,446

Total assets	49,943,455

LIABILITIES:
Payable for:
Securities purchased	2,733,625
Management fees	13,606
Fund accounting/administration fees	2,948
Transfer agent/maintenance fees	146
Distribution and service fees	99
Trustees’ fees*	7
Miscellaneous	29,203

Total liabilities	2,779,634

NET ASSETS	$47,163,821

NET ASSETS CONSIST OF:
Paid in capital	$47,166,010
Undistributed net investment income	348
Accumulated net realized loss on investments	(2,898)
Net unrealized appreciation on investments	361

Net assets	$47,163,821

A-CLASS:
Net assets	$3,809,980
Capital shares outstanding	152,337
Net asset value per share	$25.01

Maximum offering price per share
(Net asset value divided by 95.25%)	$25.59

C-CLASS:
Net assets	$280,799
Capital shares outstanding	11,233
Net asset value per share	$25.00

INSTITUTIONAL CLASS:
Net assets	$43,073,042
Capital shares outstanding	1,722,669
Net asset value per share	$25.00

STATEMENT OF OPERATIONS (Unaudited)

Period Ended March 31, 2014

INVESTMENT INCOME:
Interest	$153,515
Dividends from affiliated issuers	17,464

Total investment income	170,979

EXPENSES:
Management fees	26,552
Transfer agent/maintenance fees
A-Class	155
C-Class	130
Institutional Class	33
Distribution and service fees:
A-Class	35
C-Class	196
Fund accounting/administration fees	5,605
Legal fees	27,578
Printing expenses	11,137
Registration fees	9,965
Professional fees	5,250
Custodian fees	1,260
Trustees’ fees*	308
Miscellaneous	33

Total expenses	88,237

Less:
Expenses waived by Advisor	(55,867)

Net expenses	32,370

Net investment income	138,609

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(2,898)

Net realized loss	(2,898)

Net change in unrealized appreciation (depreciation) on:
Investments, in unaffiliated issuers	(17,933)
Investments, in affiliated issuers	18,294

Net change in unrealized appreciation (depreciation)	361

Net realized and unrealized loss	(2,537)

Net increase in net assets resulting from operations	$136,072

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LIMITED DURATION FUND

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
March 31,
2014[1]

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$138,609
Net realized loss on investments	(2,898)
Net change in unrealized appreciation (depreciation) on investments	361

Net increase in net assets resulting from operations	136,072

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
A-Class	(265)
C-Class	(285)
Institutional Class	(137,711)

Total distributions to shareholders	(138,261)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
A-Class	4,109,614
C-Class	281,279
Institutional Class	43,000,095
Distributions reinvested
A-Class	265
C-Class	283
Institutional Class	75,458
Cost of shares redeemed
A-Class	(300,150)
C-Class	(834)
Institutional Class	–

Net increase from capital share transactions	47,166,010

Net increase in net assets	47,163,821

NET ASSETS:
Beginning of year	–

End of year	$47,163,821

Undistributed net investment income at end of year	$348

CAPITAL SHARE ACTIVITY:
Shares sold
A-Class	164,327
C-Class	11,255
Institutional Class	1,719,652
Shares issued from reinvestment of distributions
A-Class	11
C-Class	11
Institutional Class	3,017
Shares redeemed
A-Class	(12,001)
C-Class	(33)
Institutional Class	–

Net increase in shares	1,886,239

1 Since commencement of operations: December 16, 2013.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 51

LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Period Ended	Period Ended
	March 31,	March 31,	March 31,
	2014	2014	2014
	A-Class[a]	C-Class[a]	Institutional Class[a]

Per Share Data
Net asset value, beginning of period	$25.00	$25.00	$25.00
Income (loss) from investment operations:
Net investment income (loss)[b]	.14	.10	.17
Net gain on investments (realized and unrealized)	(.01)	(.02)	(.01)

Total from investment operations	25.13	25.08	25.16

Less distributions from:
Net investment income	(.12)	(.08)	(.16)

Total distributions	(.12)	(.08)	(.16)

Net asset value, end of period	$25.01	$25.00	$25.00

Total Return[e]	0.52%	0.33%	0.62%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,810	$281	$43,073

Ratios to average net assets:
Net investment income (loss)	2.07%	1.37%	2.32%
Total expenses[c]	4.59%	3.23%	1.46%
Net expenses[d]	1.30%	1.53%	0.54%

Portfolio turnover rate	4%	4%	4%

[a]	Since commencement of operations: December 16, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers.
[e]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

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THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 53

FUND PROFILE (Unaudited)	March 31, 2014

MACRO OPPORTUNITIES FUND

OBJECTIVE: Seeks to provide total return, comprised of current income and capital appreciation.

Holdings Diversification
(Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

Guggenheim Limited Duration Fund - Institutional Class	1.7%
West Coast Funding Ltd. — Class A1A	1.3%
Gramercy Real Estate CDO 2007-1 Ltd. — Class A1	1.2%
Cedar Woods CRE CDO Ltd.	1.2%
Nomura Resecuritization Trust — Class A	1.2%
N-Star Real Estate CDO IX Ltd.	1.1%
Seaspan Corp.	1.1%
iShares MSCI Spain Capped ETF	1.0%
Bank of America Corp.	1.0%
Emigrant Bancorp, Inc.	1.0%

Top Ten Total	11.8%

Inception Dates:

A-Class	November 30, 2011
C-Class	November 30, 2011
Institutional Class	November 30, 2011

Portfolio Composition by Quality Rating*

Rating

Fixed Income Instruments
AAA	1.9%
AA	4.1%
A	7.5%
BBB	15.7%
BB	11.1%
B	32.1%
CCC	13.6%
CC	0.7%
D	0.8%
NR	0.2%
Other Instruments
Short Term Investments	4.1%
Preferred Stocks	2.6%
Mutual Funds	2.3%
Exchanged Traded Funds	1.7%
Common Stocks	0.8%
Other	0.9%

Total Investments	100.0%

The chart above reflects percentages of the value of total investments.

*	Source: Factset. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, which are all a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted Moody’s and Fitch ratings to the equivalent S&P rating. Unrated securities do not necessarily indicate low credit quality. Security ratings are determined at the time of purchase and may change thereafter.

54 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

MACRO OPPORTUNITIES FUND

	SHARES	VALUE

COMMON STOCKS† - 0.9%

MATERIALS - 0.9%
Newmont Mining Corp.	443,746	$10,401,406

Total Common Stocks
(Cost $10,979,297)		10,401,406

PREFERRED STOCKS† - 3.0%
Seaspan Corp.
6.38% due 04/30/19*	490,000	12,250,000
Aspen Insurance Holdings Ltd.
5.95%[1,2]	320,000	7,939,200
Goldman Sachs Group, Inc.
5.50%[1]	260,000	6,198,400
Morgan Stanley
7.13%[1,2]	105,000	2,785,650
GSC Partners CDO Fund Limited /
GSC Partners CDO Fund Corp.
due 11/20/16*,1,3	5,200	2,332,096
Alm Loan Funding
due 06/20/23*,1	1,373	1,262,199
City National Corp.	24,000	665,040
WhiteHorse II Ltd.
due 06/15/17*,1,3	2,100,000	105,000

Total Preferred Stocks
(Cost $33,169,418)		33,537,585

EXCHANGE TRADED FUNDS† - 2.0%
iShares MSCI Spain Capped ETF	286,530	11,690,424
SPDR EURO STOXX 50 ETF	253,600	10,818,576

Total Exchange Traded Funds
(Cost $18,779,085)		22,509,000

MUTUAL FUNDS† - 2.6%
Guggenheim Limited Duration Fund -
Institutional Class[4]	800,261	20,006,521
Guggenheim Risk Managed Real Estate
Fund - Institutional Class*,4	400,000	10,080,000

Total Mutual Funds
(Cost $30,012,532)		30,086,521

SHORT TERM INVESTMENTS† - 4.7%
Federated U.S. Treasury Cash Reserve Fund	53,523,572	53,523,572

Total Short Term Investments
(Cost $53,523,572)		53,523,572

	FACE
	AMOUNT

ASSET BACKED SECURITIES†† - 33.2%
Castlelake Aircraft Securitization Trust
2014-1, 5.25% due 02/15/29†††	$8,520,020	8,605,220
2014-1, 7.50% due 02/15/29†††	6,400,000	6,464,000
West Coast Funding Ltd.
2006-1A, 0.37% due 11/02/41[1,3]	15,505,977	14,935,357
Gramercy Real Estate CDO 2007-1 Ltd.
2007-1A, 0.52% due 08/15/56[1,3]	16,020,407	13,711,866
Cedar Woods CRE CDO Ltd.
0.42% due 07/25/51†††	16,609,314	13,559,844
N-Star Real Estate CDO IX Ltd.
0.51% due 02/01/41†††,9	14,236,943	12,937,110
GSAA Home Equity Trust
2007-7, 0.42% due 07/25/37[1]	5,529,633	4,790,493
2006-18, 6.00% due 11/25/36	4,985,850	3,528,072
2006-14, 0.40% due 09/25/36[1]	5,579,509	3,318,536
RAIT CRE CDO I Ltd.
2006-1X, 0.49% due 11/20/46†††,1	12,996,474	10,997,616
KKR Financial CLO 2007-1 Ltd.
2007-1A, 2.49% due 05/15/21[1,3]	10,850,000	10,433,360
CCR Incorporated MT100
Payment Rights Master Trust
2010-CA, 0.60% due 07/10/17[1,3]	9,305,513	9,007,736
GreenPoint Mortgage Funding Trust
2005-HE4, 0.86% due 07/25/30[1]	8,000,000	7,239,464
N-Star REL CDO VIII Ltd.
2006-8A, 0.51% due 02/01/41[1,3]	5,350,000	4,628,820
2006-8A, 0.44% due 02/01/41†††,1,3	2,713,917	2,557,596
Emerald Aviation Finance Ltd.
2013-1, 6.35% due 10/15/38[3]	6,817,708	6,928,155
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48†††,3	4,153,971	4,109,108
2013-1A, 6.38% due 12/13/48†††,3	2,810,286	2,766,445
Highland Park CDO I Ltd.
2006-1A, 0.56% due 11/25/51[1,3,11]	7,445,115	6,836,849
Jasper CLO Ltd.
2005-1A, 1.14% due 08/01/17[1,3]	7,000,000	6,564,418
Structured Asset Securities
Corporation Mortgage Loan Trust
2006-OPT1, 0.41% due 04/25/36[1]	6,613,922	5,686,743
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37†††,3,11	5,632,184	5,663,161
Lehman XS Trust
2007-9, 0.27% due 06/25/37[1]	6,317,916	5,522,567
Home Equity Asset Trust
2006-3, 0.46% due 07/25/36[1]	3,042,239	2,767,491
2005-7, 0.60% due 01/25/36[1]	3,250,000	2,739,461
New Century Home Equity Loan Trust
2004-4, 0.95% due 02/25/35[1]	3,632,577	3,296,585
2005-1, 0.87% due 03/25/35[1]	2,357,840	2,054,108
ARES XXVI CLO Ltd.
2013-1A, 0.00% due 04/15/25[3,7]	6,450,000	5,308,995
Accredited Mortgage Loan Trust
2007-1, 0.28% due 02/25/37[1]	5,588,848	5,201,802
NewStar Commercial Loan Trust
2006-1A, 0.91% due 03/30/22[1,3]	3,200,000	3,088,640
2007-1A, 2.53% due 09/30/22†††,1,3	1,000,000	963,500
2007-1A, 1.53% due 09/30/22[1,3]	1,000,000	936,700
Genesis Funding Ltd.
2006-1A, 0.40% due 12/19/32[1,3]	5,316,072	4,954,048
AMMC CDO
2012-11A, 0.00% due 10/30/23[3,7]	5,650,000	4,705,320
Putnam Structured Product
CDO 2002-1 Ltd.
2002-1A, 0.83% due 01/10/38[1,3]	5,081,636	4,519,607
Telos CLO Ltd.
2013-3A, 4.49% due 01/17/24[1,3]	2,550,000	2,507,925
2013-3A, 3.24% due 01/17/24[1,3]	1,750,000	1,725,850
Newstar Commercial Loan Funding
2013-1 LLC
2013-1A, 4.78% due 09/20/23[1,3]	3,250,000	3,250,000
2013-1A, 5.53% due 09/20/23[1,3]	750,000	748,050

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 55

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2014

MACRO OPPORTUNITIES FUND

	FACE
	AMOUNT	VALUE

Northwoods Capital VII Ltd.
2006-7A, 3.74% due 10/22/21[1,3]	$2,000,000	$1,938,200
2006-7A, 1.79% due 10/22/21[1,3]	1,600,000	1,530,400
Grayson CLO Ltd.
2006-1A, 0.65% due 11/01/21[1,3,11]	3,700,000	3,405,850
CIT Mortgage Loan Trust
2007-1, 1.60% due 10/25/37[1,3]	3,750,000	3,397,046
Golub Capital Partners CLO Ltd.
2014-18A, 3.73% due 04/25/26†††,1,3	2,200,000	2,201,320
2014-18A, 4.23% due 04/25/26†††,1,3	1,200,000	1,165,200
First Franklin Mortgage Loan Trust
2006-FF1, 0.49% due 01/25/36[1]	2,750,000	2,380,903
2006-FF1, 0.59% due 01/25/36[1]	1,225,000	937,523
Rockwall CDO II Ltd.
2007-1A, 0.49% due 08/01/24[1,3]	2,592,421	2,404,470
2007-1A, 0.79% due 08/01/24[1,3]	1,050,000	894,180
DIVCORE CLO Ltd.
2013-1A B, 4.05% due 11/15/32†††	3,250,000	3,235,375
Marathon CLO II Ltd.
2005-2A, 2.03% due 12/20/19[1,3]	2,050,000	2,004,695
2005-2A, 0.00% due 12/20/19[3,7]	2,250,000	1,122,750
Great Lakes CLO 2012-1 Ltd.
2012-1A, % due 01/15/23†††,3	3,250,000	2,941,900
Battalion Clo 2007-I Ltd.
2007-1A, 2.39% due 07/14/22†††,1,3	3,100,000	2,941,125
KVK CLO Ltd.
2014-1A, 3.13% due 05/15/26[1,3]	3,000,000	2,938,500
Wachovia Asset Securitization
Issuance II LLC 2007-HE1 Trust
2007-HE1, 0.29% due 07/25/37[1,3]	3,462,384	2,896,388
Newcastle Cdo Viii 1 Ltd.
2006-8A, 0.43% due 11/25/52†††,1,3	3,003,243	2,875,605
Finn Square CLO Ltd.
2012-1A, 0.00% due 12/24/23[3,7]	3,250,000	2,735,200
Atlas Senior Loan Fund II Ltd.
2012-2A, 0.00% due 01/30/24[3,7]	2,850,000	2,703,795
Icon Brands Holdings LLC
2013-1A, 4.35% due 01/25/43†††,3	2,683,673	2,671,596
Citigroup Mortgage Loan Trust 2007-WFHE2
2007-WFH2, 0.50% due 03/25/37[1]	3,200,000	2,666,605
Sands Point Funding Ltd.
2006-1A, 0.50% due 07/18/20[1,3]	2,592,342	2,570,567
Halcyon Structured Asset Management Long
Secured/Short Unsecured 2007-2 Ltd.
2007-2A, 3.99% due 10/29/21[1,3]	2,600,000	2,564,120
ACA CLO 2007-1 Ltd.
2007-1A, 1.19% due 06/15/22[1,3]	2,800,000	2,563,400
Flagship CLO VI
2007-1A, 2.64% due 06/10/21[1,3]	2,670,000	2,550,117
Park Place Securities Incorporated Series
2005-WHQ2, 0.61% due 05/25/35[1]	3,000,000	2,533,281
Callidus Debt Partners Clo Fund VI Ltd.
2007-6A, 3.24% due 10/23/21[1,3]	2,100,000	2,022,090
2007-6A, 1.49% due 10/23/21[1,3]	500,000	470,950
Wells Fargo Home Equity Asset-Backed
Securities 2005-4 Trust
2006-1, 0.41% due 05/25/36[1]	2,800,000	2,429,823
HSI Asset Securitization Corporation Trust
2007-WF1, 0.32% due 05/25/37[1]	2,592,006	2,395,851
San Gabriel CLO Ltd.
2007-1A, 2.49% due 09/10/21[1,3]	2,450,000	2,335,830
Global Leveraged Capital Credit
Opportunity Fund
2006-1A, 1.24% due 12/20/18[1,3]	2,376,000	2,284,049
Bear Stearns Asset Backed Securities Trust
2005-3, 0.90% due 09/25/35[1]	2,250,000	2,121,957
Acis CLO 2013-1 Ltd.
2013-1A, 4.74% due 04/18/24[1,3]	2,100,000	2,100,000
Halcyon Structured Asset Management
Long Secured/Short
Unsecured 2007-1 Ltd.
2007-1A, 2.54% due 08/07/21[1,3]	2,100,000	2,069,130
Ableco Capital LLC
2013-1, 4.92% due 05/31/19[1,9]	2,000,000	2,000,000
Salus CLO 2012-1 Ltd.
2013-1AN, 6.99% due 03/05/21†††,1,3	1,200,000	1,202,280
2013-1AN, 4.99% due 03/05/21†††,1,3	750,000	751,425
Cerberus Onshore II CLO LLC
2014-1A, 3.75% due 10/15/23†††,1,3	1,000,000	973,800
2014-1A, 4.25% due 10/15/23†††,1,3	1,000,000	955,100
TCW Global Project Fund III Ltd.
2005-1A, 0.89% due 09/01/17†††,1,3	1,500,000	1,393,200
2005-1A, 1.09% due 09/01/17†††,1,3	600,000	512,700
Airplanes Pass Through Trust
2001-1A, 0.71% due 03/15/19[1]	3,990,370	1,875,474
Churchill Financial Cayman Ltd.
2007-1A, 1.49% due 07/10/19[1,3]	1,000,000	942,600
2007-1A, 2.84% due 07/10/19[1,3]	1,000,000	930,700
TCW Global Project Fund II Ltd.
2004-1A, 1.59% due 06/15/16†††,1,3	2,000,000	1,860,600
Acis CLO 2013-2 Ltd.
4.09% due 10/14/22[1,3]	1,800,000	1,758,780
Kingsland III Ltd.
2006-3A, 1.84% due 08/24/21[1,3]	1,890,000	1,757,133
Shackleton II CLO Ltd.
2012-2A, 4.29% due 10/20/23[1,3]	1,750,000	1,750,875
Liberty CLO Ltd.
2005-1A, 0.74% due 11/01/17[1,3]	1,750,000	1,689,800
Carlyle Global Market Strategies
CLO 2012-3 Ltd.
2012-3A, 0.00% due 10/04/24[3,7]	1,800,000	1,689,120
Landmark VIII CDO Ltd.
2006-8A, 1.69% due 10/19/20[1,3]	1,650,000	1,577,235
Ares XXV CLO Ltd.
2013-3A, 0.00% due 01/17/24[3,7]	2,000,000	1,572,800
Asset Backed Securities Corporation
Home Equity Loan Trust Series OOMC
2006-HE5, 0.29% due 07/25/36[1]	1,695,446	1,567,743
Telos CLO 2007-2 Ltd.
2007-2A, 2.44% due 04/15/22[1,3]	1,650,000	1,565,025
MCF CLO I LLC
2013-1A, 3.79% due 04/20/23[1,3]	1,500,000	1,482,900
ALM VI Ltd.
2012-6A, 0.00% due 06/14/23[3,7]	1,600,000	1,470,880
Westwood CDO II Ltd.
2007-2X, 2.04% due 04/25/22[1]	1,550,000	1,429,410
Black Diamond CLO 2005-2 Delaware Corp.
2005-2A, 2.03% due 01/07/18[1,3]	1,500,000	1,428,750
Bacchus 2006-1 Ltd.
2006-1A, 1.79% due 01/20/19[1,3]	1,500,000	1,417,200
Race Point CLO Ltd.
2014-5AR, 3.98% due 12/15/22[1,3]	1,400,000	1,402,520

56 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2014

MACRO OPPORTUNITIES FUND

	FACE
	AMOUNT	VALUE

Kingsland IV Ltd.
2007-4A, 1.69% due 04/16/21†††,1,3	$1,500,000	$1,384,800
Copper River CLO Ltd.
2007-1A, 1.74% due 01/20/21†††,1,3	1,000,000	914,000
2007-1A, 1.04% due 01/20/21[1,3]	500,000	452,650
Cerberus Offshore Levered I, LP
2012-1A, 6.23% due 11/30/18[1,3]	1,350,000	1,353,105
Duane Street CLO IV Ltd.
2007-4A, 2.49% due 11/14/21[1,3]	1,400,000	1,334,900
Structured Asset Investment Loan Trust
2005-2, 0.89% due 03/25/35[1]	1,500,000	1,293,671
Ivy Hill Middle Market Credit Fund Ltd.
2011-3A, 6.74% due 01/15/22[1,3]	1,250,000	1,250,000
COA Summit CLO Ltd.
2014-1A, 4.09% due 04/20/23†††,1,3	1,250,000	1,245,250
KKR Financial CLO 2007-A Corp.
2007-AA, 4.74% due 10/15/17[1,3]	1,212,324	1,217,537
Blade Engine Securitization Ltd.
2006-1A, 3.16% due 09/15/41[1,3]	1,076,986	613,882
2006-1A, 1.16% due 09/15/41[1]	840,292	588,205
Fannie Mae[5]
2013-52, 3.00% due 06/25/43[11]	1,482,590	1,197,048
ICE EM CLO
2007-1A, 1.18% due 08/15/22[1,3]	1,250,000	1,146,875
Newcastle CDO IX 1 Ltd.
2007-9A, 0.41% due 05/25/52[1,3,11]	1,113,006	1,109,667
Aames Mortgage Investment Trust
2006-1, 0.47% due 04/25/36[1]	1,183,602	1,103,813
T2 Income Fund CLO Ltd.
2007-1A, 2.99% due 07/15/19[1,3]	700,000	675,430
2007-1A, 1.74% due 07/15/19[1,3]	400,000	387,200
Tricadia CDO 2006-6 Ltd.
2006-6A, 0.99% due 11/05/41†††,1,3	1,150,000	1,044,775
Black Diamond CLO 2006-1 Luxembourg S.A.
2007-1A, 0.93% due 04/29/19[1,3]	1,100,000	1,002,650
Fortress Credit Opportunities
0.57% due 07/15/19[11]	1,100,000	969,430
Pacifica CDO V Corp.
2006-5A, 5.81% due 01/26/20[3]	950,000	968,620
Aerco Ltd.
2000-2A, 1.12% due 07/15/25[1,11]	1,578,545	953,126
Gleneagles CLO Ltd.
2005-1A, 1.14% due 11/01/17[1,3]	1,000,000	950,400
Pangaea CLO Ltd.
2007-1A, 0.74% due 10/21/21[1,3]	1,000,000	939,600
MCF CLO III LLC
2014-3A, 3.46% due 01/20/24†††,1,3	1,000,000	918,600
Eastland CLO Ltd.
2007-1A, 0.64% due 05/01/22[1,3]	1,000,000	890,500
Babcock & Brown Air Funding I Ltd.
2007-1A, 0.62% due 11/14/33[1,3]	1,020,430	846,957
KKR Financial CLO Ltd.
5.24% due 05/15/21	800,000	797,840
Garrison Funding 2013-2 Ltd.
2013-2A, 4.98% due 09/25/23[1,3]	750,000	745,125
Central Park CLO Ltd.
2011-1A, 3.44% due 07/23/22[1,3]	750,000	738,750
ACS 2007-1 Pass Through Trust
2007-1A, 0.46% due 06/14/37[1,3]	766,458	729,131
Credit Card Pass-Through Trust
2012-BIZ, 0.00% due 12/15/49†††,3,7	821,576	705,652
Asset Backed Securities Corporation
Home Equity Loan Trust Series
2004-HE8, 1.20% due 12/25/34[1]	745,171	658,458
Northwind Holdings LLC
2007-1A, 1.02% due 12/01/37[1,3]	706,563	648,483
Westwood CDO I Ltd.
2007-1A, 0.90% due 03/25/21[1,3]	700,000	648,270
Fraser Sullivan CLO VI Ltd.
2011-6A, 4.74% due 11/22/22[1,3]	600,000	600,436
Structured Asset Receivables Trust Series
2005-1A, 0.74% due 01/21/15[1,3]	574,066	543,928
Summit Lake CLO Ltd.
2005-1A, 0.00% due 02/24/18[3,7]	1,550,000	538,160
MC Funding Limited/MC
Funding 2006-1 LLC
2006-1A, 1.18% due 12/20/20[1,3]	500,000	476,800
Connecticut Valley Structured
Credit CDO III Ltd.
2006-3A, 6.68% due 03/23/23†††,3	441,767	433,417
Diversified Asset Securitization Holdings II, LP
2000-1A, 0.72% due 09/15/35[1,3]	425,604	425,263
OFSI Fund Ltd.
2006-1A, 1.08% due 09/20/19[1,3]	370,000	356,199
Garanti Diversified Payment Rights Finance Co.
2007-A, 0.43% due 07/09/17†††	364,000	344,890
Raspro Trust
2005-1A, 0.63% due 03/23/24[1,3]	345,589	314,486
Drug Royalty Limited Partnership
2012-1, 5.49% due 07/15/24[1,3]	271,179	281,746
Tricadia CDO 2005-4 Ltd.
2005-4A, 0.79% due 12/11/40[1,3]	268,873	262,957
Aircraft Lease Securitisation Ltd.
2007-1A, 0.42% due 05/10/32[1,3]	256,692	248,349
Vega Containervessel plc
2006-1A, 5.56% due 02/10/21†††,3	164,486	161,246
SBI Home Equity Loan Trust 2006-1
2006-1A, 0.30% due 04/25/35[1,3]	72,195	70,163
Castle Trust
2003-1AW, 0.91% due 05/15/27[1,3]	69,896	66,401
Legg Mason Real Estate CDO I Ltd.
2006-1A, 0.43% due 03/25/38[1,3]	48,273	47,452
BlackRock Senior Income Series
2004-1X, 0.00% due 09/15/16[7]	2,400,000	240

Total Asset Backed Securities
(Cost $372,854,256)		377,114,992

CORPORATE BONDS†† - 29.0%
FINANCIALS - 13.3%
Bank of America Corp.
5.20% due 12/29/49[1,2]	12,200,000	11,467,999
Emigrant Bancorp, Inc.
6.25% due 06/15/14[3]	11,150,000	11,221,482
Fifth Third Bancorp
5.10% due 12/31/49[1,2]	11,720,000	10,782,399
Icahn Enterprises Limited Partnership/
Icahn Enterprises Finance Corp.
4.88% due 03/15/19[3,11]	6,500,000	6,613,749
6.00% due 08/01/20[3]	3,450,000	3,657,000
5.88% due 02/01/22[3]	300,000	304,500

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 57

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2014

MACRO OPPORTUNITIES FUND

	FACE
	AMOUNT	VALUE

Citigroup, Inc.
5.35% due 05/29/49[1,2]	$6,725,000	$6,237,438
5.95% due 12/29/49[1,2]	3,800,000	3,714,500
Nationstar Mortgage LLC/
Nationstar Capital Corp.
6.50% due 06/01/22	5,635,000	5,226,463
6.50% due 07/01/21	3,050,000	2,874,625
7.88% due 10/01/20	815,000	823,150
6.50% due 08/01/18	340,000	341,700
JPMorgan Chase & Co.
5.15% due 12/31/49[1,2,11]	8,875,000	8,320,313
ING US, Inc.
5.65% due 05/15/53[1]	7,500,000	7,455,000
EPR Properties
5.75% due 08/15/22[11]	4,350,000	4,608,764
5.25% due 07/15/23	2,000,000	2,032,388
CICRMT 2014-A A
4.89% due 10/08/21	6,500,000	6,500,000
General Electric Capital Corp.
5.25% due 06/29/49[1,2]	6,500,000	6,322,549
PNC Financial Services Group, Inc.
4.85% due 05/29/49[1,2,11]	6,150,000	5,765,625
Wilton Re Finance LLC
5.88% due 03/30/33[1,3]	5,750,000	5,721,250
Oxford Finance LLC/Oxford Finance
Company-Issuer, Inc.
7.25% due 01/15/18[3]	3,801,000	4,029,060
Prudential Financial, Inc.
5.63% due 06/15/43[1,11]	3,800,000	3,876,000
Opal Acquisition, Inc.
8.88% due 12/15/21[3]	3,650,000	3,668,250
Barclays plc
8.25% due 12/15/18[1,2]	3,150,000	3,307,500
Kennedy-Wilson, Inc.
8.75% due 04/01/19[11]	2,925,000	3,195,563
Fidelity & Guaranty Life Holdings, Inc.
6.38% due 04/01/21[3]	2,900,000	3,088,500
Nuveen Investments, Inc.
9.13% due 10/15/17[3]	2,490,000	2,633,175
Schahin II Finance Company SPV Ltd.
5.88% due 09/25/22[3,11]	2,490,800	2,400,509
Nationwide Mutual Insurance Co.
9.38% due 08/15/39[3,11]	1,400,000	2,058,893
Bank of New York Mellon Corp.
4.50% due 12/31/49[1,2]	2,200,000	2,002,000
Credit Acceptance Corp.
6.13% due 02/15/21[3]	1,900,000	1,976,000
QBE Capital Funding III Ltd.
7.25% due 05/24/41[1,3,11]	1,650,000	1,765,500
Jefferies LoanCore LLC / JLC Finance Corp.
6.88% due 06/01/20[3]	1,700,000	1,725,500
Itau Unibanco Holding S.A./Cayman Island
5.13% due 05/13/23[3]	1,450,000	1,392,000
Susquehanna Bancshares, Inc.
5.38% due 08/15/22[11]	1,400,000	1,371,373
Jefferies Finance LLC / JFIN
Company-Issuer Corp.
7.38% due 04/01/20[3]	1,075,000	1,128,750
Prosight Global Inc.
7.50% due 11/20/20†††,9	850,000	840,735
American Equity Investment
Life Holding Co.
6.63% due 07/15/21	500,000	533,125
Ironshore Holdings US, Inc.
8.50% due 05/15/20[3]	315,000	367,237
Scottrade Financial Services, Inc.
6.13% due 07/11/21[3]	125,000	126,819
LCP Dakota Fund
10.00% due 08/17/15[9]	74,110	74,110

Total Financials		151,551,493

ENERGY - 3.1%
Penn Virginia Resource Partners Limited
Partnership / Penn Virginia
Resource Finance Corp.
8.38% due 06/01/20	4,846,000	5,439,635
Crestwood Midstream Partners Limited
Partnership / Crestwood Midstream
Finance Corp.
7.75% due 04/01/19	2,745,000	2,978,325
6.13% due 03/01/22[3]	2,300,000	2,403,500
Eagle Rock Energy Partners Limited
Partnership/Eagle Rock Energy
Finance Corp.
8.38% due 06/01/19[11]	4,650,000	5,045,250
BreitBurn Energy Partners Limited
Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22	4,075,000	4,411,187
Memorial Production Partners Limited
Partnership / Memorial Production
Finance Corp.
7.63% due 05/01/21[3]	2,290,000	2,415,949
Gibson Energy, Inc.
6.75% due 07/15/21[3]	1,800,000	1,930,500
SandRidge Energy, Inc.
7.50% due 03/15/21	1,525,000	1,627,938
7.50% due 02/15/23	250,000	265,000
Midstates Petroleum Company Incorporated /
Midstates Petroleum Co LLC
10.75% due 10/01/20	1,450,000	1,602,250
Pacific Drilling S.A.
5.38% due 06/01/20[3]	1,400,000	1,389,500
Unit Corp.
6.63% due 05/15/21	1,150,000	1,219,000
Atlas Energy Holdings Operating Company
LLC / Atlas Resource Finance Corp.
9.25% due 08/15/21[3]	1,060,000	1,166,000
Endeavor Energy Resources Limited
Partnership / EER Finance, Inc.
7.00% due 08/15/21[3]	850,000	892,500
Precision Drilling Corp.
6.63% due 11/15/20	800,000	856,000
IronGate Energy Services LLC
11.00% due 07/01/18[3]	500,000	497,500
Bill Barrett Corp.
7.00% due 10/15/22	300,000	315,750
7.63% due 10/01/19	77,000	83,449
Ultra Petroleum Corp.
5.75% due 12/15/18[3]	200,000	210,000

Total Energy		34,749,233

58 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2014

MACRO OPPORTUNITIES FUND

	FACE
	AMOUNT	VALUE

INDUSTRIALS - 2.8%
Infor US, Inc.
9.38% due 04/01/19	$7,250,000	$8,165,313
Guitar Center, Inc.
6.50% due 04/15/19[3]	4,500,000	4,471,875
CEVA Group plc
9.00% due 09/01/21[3]	2,000,000	2,045,000
7.00% due 03/01/21[3]	200,000	203,500
Premier Foods Finance plc
5.52% due 03/15/20[1,3]	1,250,000	2,118,238
ADT Corp.
6.25% due 10/15/21[3]	2,000,000	2,055,000
Princess Juliana International
Airport Operating Company N.V.
5.50% due 12/20/27[3]	2,030,282	1,999,827
Chicago Bridge & Iron Co.
5.15% due 12/27/22†††,9	1,650,000	1,587,465
Marquette Transportation Company LLC /
Marquette Transportation Finance Corp.
10.88% due 01/15/17	1,340,000	1,410,350
Ultra Resources, Inc.
4.51% due 10/12/20†††,9	1,500,000	1,396,650
Odebrecht Offshore Drilling Finance Ltd.
6.63% due 10/01/22[3]	1,250,000	1,293,750
WMG Acquisition Corp.
6.75% due 04/15/22[3]	1,250,000	1,250,000
Greektown Holdings LLC/Greektown
Mothership Corp.
8.88% due 03/15/19[3]	1,100,000	1,135,750
SBM Baleia Azul Sarl
5.50% due 09/15/27†††,9	1,038,180	1,006,931
Level 3 Financing, Inc.
6.13% due 01/15/21[3]	500,000	527,500
Travelport LLC
11.88% due 09/01/16	250,000	255,000
Quality Distribution LLC / QD Capital Corp.
9.88% due 11/01/18	200,000	218,500
Virgin Media Finance plc
6.38% due 04/15/23[3]	200,000	212,000
Victor Technologies Group, Inc.
9.00% due 12/15/17	96,000	102,960

Total Industrials		31,455,609

CONSUMER DISCRETIONARY - 2.3%
MDC Partners, Inc.
6.75% due 04/01/20[3]	8,500,000	8,946,249
GRD Holdings III Corp.
10.75% due 06/01/19[3]	3,605,000	3,965,500
Laureate Education, Inc.
9.25% due 09/01/19[3]	2,931,000	3,121,515
Sabre GLBL, Inc.
8.50% due 05/15/19[3]	2,000,000	2,210,000
WMG Acquisition Corp.
11.50% due 10/01/18	1,440,000	1,636,560
CPG Merger Sub LLC
8.00% due 10/01/21[3]	1,050,000	1,128,750
Stanadyne Corp.
10.00% due 08/15/14	1,100,000	1,095,875
AmeriGas Finance LLC / AmeriGas
Finance Corp.
7.00% due 05/20/22	600,000	655,500
Continental Airlines 2012-2 Class B
Pass Through Trust
5.50% due 10/29/20	500,000	526,249
Checkers Drive-In Restaurants, Inc.
11.00% due 12/01/17[3]	450,000	501,750
PF Chang’s China Bistro, Inc.
10.25% due 06/30/20[3]	465,000	489,413
Gibson Brands, Inc.
8.88% due 08/01/18[3]	450,000	479,250
DreamWorks Animation SKG, Inc.
6.88% due 08/15/20[3]	400,000	433,000
Seminole Hard Rock Entertainment
Incorporated / Seminole Hard Rock
International LLC
5.88% due 05/15/21[3]	400,000	403,000
Continental Airlines 2009-2 Class B
Pass Through Trust
9.25% due 05/10/17	243,849	273,111
Live Nation Entertainment, Inc.
7.00% due 09/01/20[3]	190,000	207,813
Continental Airlines 2012-1 Class B
Pass Through Trust
6.25% due 04/11/20	189,865	202,681
Empire Today LLC / Empire Today
Finance Corp.
11.38% due 02/01/17[3]	110,000	111,788
Atlas Air 1999-1 Class A-1 Pass Through Trust
7.20% due 01/02/19[9]	91,923	99,621

Total Consumer Discretionary		26,487,625

UTILITIES - 2.0%
Legacy Reserves Limited Partnership/Legacy
Reserves Finance Corp.
8.00% due 12/01/20	5,000,000	5,350,000
6.63% due 12/01/21	2,500,000	2,493,750
Atlas Pipeline Partners Limited
Partnership/Atlas Pipeline Finance Corp.
5.88% due 08/01/23[11]	4,750,000	4,690,625
4.75% due 11/15/21	1,750,000	1,662,500
LBC Tank Terminals Holding
Netherlands BV
6.88% due 05/15/23[3]	3,150,000	3,362,625
NGL Energy Partners Limited
Partnership/NGL Energy Finance Corp.
6.88% due 10/15/21[3]	2,800,000	2,912,000
Atlas Energy Holdings Operating
Company LLC/Atlas Resource
Finance Corp.
7.75% due 01/15/21	1,100,000	1,155,000
Exterran Partners Limited
Partnership/EXLP Finance Corp.
6.00% due 04/01/21	900,000	895,500
Midstates Petroleum Company
Incorporated/Midstates
Petroleum Co LLC
9.25% due 06/01/21	450,000	470,250
FPL Energy National Wind LLC
5.61% due 03/10/24[3]	53,687	52,192

Total Utilities		23,044,442

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 59

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2014

MACRO OPPORTUNITIES FUND

	FACE
	AMOUNT	VALUE

MATERIALS - 1.8%
TPC Group, Inc.
8.75% due 12/15/20[3,11]	$7,300,000	$8,002,625
Clearwater Paper Corp.
4.50% due 02/01/23	2,750,000	2,646,875
Barrick Gold Corp.
4.10% due 05/01/23	2,500,000	2,371,588
Eldorado Gold Corp.
6.13% due 12/15/20[3]	2,250,000	2,250,000
KGHM International Ltd.
7.75% due 06/15/19[3]	1,435,000	1,513,925
AngloGold Ashanti Holdings plc
5.13% due 08/01/22	1,450,000	1,351,951
Mirabela Nickel Ltd.
8.75% due 04/15/18[3,6,9]	2,948,000	707,520
Unifrax I LLC / Unifrax Holding Co.
7.50% due 02/15/19[3]	500,000	530,000
Pretium Packaging LLC / Pretium
Finance, Inc.
11.50% due 04/01/16	342,000	365,940
Kaiser Aluminum Corp.
8.25% due 06/01/20	250,000	281,875
Alcoa, Inc.
5.87% due 02/23/22	250,000	263,614

Total Materials		20,285,913

TELECOMMUNICATION SERVICES - 1.4%
Avaya, Inc.
7.00% due 04/01/19[3,11]	5,705,000	5,662,212
Alcatel-Lucent USA, Inc.
8.88% due 01/01/20[3]	2,200,000	2,497,000
6.75% due 11/15/20[3]	1,000,000	1,057,500
SITEL LLC / Sitel Finance Corp.
11.00% due 08/01/17[3]	2,020,000	2,168,975
Expo Event Transco, Inc.
9.00% due 06/15/21[3]	1,975,000	2,009,563
Unitymedia Hessen GmbH & Company
KG/Unitymedia NRW GmbH
5.50% due 01/15/23[3]	1,200,000	1,224,000
CyrusOne Limited Partnership/CyrusOne
Finance Corp.
6.38% due 11/15/22	675,000	712,125
UPCB Finance VI Ltd.
6.88% due 01/15/22[3]	400,000	436,000

Total Telecommunication Services		15,767,375

INFORMATION TECHNOLOGY - 1.2%
Stream Global Services, Inc.
11.25% due 10/01/14	3,880,000	3,880,000
Aspect Software, Inc.
10.63% due 05/15/17	3,514,000	3,716,055
Eagle Midco, Inc.
9.00% due 06/15/18[3]	3,050,000	3,202,500
IAC
4.88% due 11/30/18	1,000,000	1,043,750
ViaSat, Inc.
6.88% due 06/15/20	750,000	804,375
First Data Corp.
8.75% due 01/15/22[3]	300,000	327,750
6.75% due 11/01/20[3]	300,000	322,500
Stratus Technologies Bermuda
Limited/Stratus Technologies, Inc.
19.99% due 03/29/15	321	356,310
Audatex North America, Inc.
6.00% due 06/15/21[3]	300,000	320,250

Total Information Technology		13,973,490

CONSUMER STAPLES - 1.0%
Vector Group Ltd.
7.75% due 02/15/21[11]	4,475,000	4,810,626
Harbinger Group, Inc.
7.88% due 07/15/19	2,400,000	2,634,000
Premier Foods plc
6.50% due 03/15/21[3]	1,000,000	1,712,511
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[3]	826,000	900,340
Central Garden and Pet Co.
8.25% due 03/01/18	525,000	541,406
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/21[3]	500,000	537,500
Diamond Foods, Inc.
7.00% due 03/15/19[3]	200,000	207,000

Total Consumer Staples		11,343,383

HEALTH CARE - 0.1%
Symbion, Inc.
8.00% due 06/15/16	600,000	630,000
Physio-Control International, Inc.
9.88% due 01/15/19[3]	303,000	340,118

Total Health Care		970,118

Total Corporate Bonds
(Cost $329,031,261)		329,628,681

SENIOR FLOATING RATE INTERESTS†† - 25.9%
INDUSTRIALS - 7.3%
Travelport Holdings Ltd.
6.25% due 06/26/19	10,217,787	10,444,520
9.50% due 01/31/16	3,222,799	3,327,540
4.19% due 12/01/16	653,144	667,840
Rise Ltd.
4.74% due 02/12/39	6,963,542	7,015,768
SIRVA Worldwide, Inc.
7.50% due 03/27/19	3,861,000	3,938,220
AABS Ltd.
4.87% due 01/15/38†††	3,661,979	3,689,444
Flakt Woods
8.00% due 04/01/17	2,650,000	3,541,365
Multiplan, Inc.
4.00% due 03/31/21	3,000,000	2,992,500
syncreon
5.25% due 10/28/20	2,842,875	2,846,429
Berlin Packaging LLC
4.75% due 04/02/19	1,990,000	1,999,950
8.75% due 04/10/20	600,000	613,500
Nord Anglia Education Finance LLC
4.50% due 03/19/21	2,600,000	2,596,750
ServiceMaster Co.
4.25% due 01/31/17	2,468,750	2,469,268
Knowledge Learning Corp.
5.25% due 03/12/21	2,400,000	2,413,512

60 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2014

MACRO OPPORTUNITIES FUND

	FACE
	AMOUNT	VALUE

Thermasys Corp.
5.25% due 05/03/19	$2,379,875	$2,367,976
MRC Global, Inc.
4.75% due 11/08/19	2,238,750	2,264,406
GYP Holdings III Corp.
4.75% due 03/26/21	2,000,000	1,990,000
7.75% due 03/25/22	200,000	200,750
Ceva Logistics US Holdings
6.50% due 03/19/21	2,009,852	2,001,471
IPC Systems, Inc.
7.75% due 07/31/17	1,685,497	1,683,768
Mast Global
8.75% due 09/12/19†††,9	1,678,750	1,661,963
Emerald Expositions
5.50% due 06/17/20	1,488,756	1,498,686
AlliedBarton Security Services LLC
4.25% due 02/12/21	1,476,190	1,470,197
Ceva Logistics Holdings BV (Dutch)
6.50% due 03/19/21	1,457,143	1,451,067
Dematic S.A.
4.25% due 12/28/19	1,432,406	1,434,798
Sutherland Global Services, Inc.
7.25% due 03/06/19	1,425,000	1,432,125
Ceva Group Plc (United Kingdom)
6.50% due 03/19/21	1,381,773	1,376,011
Doncasters Group Ltd.
9.50% due 10/09/20	1,350,000	1,370,250
Power Borrower, LLC
4.25% due 05/06/20	1,092,098	1,085,732
8.25% due 11/06/20	275,000	272,250
CPM Acquisition Corp.
6.25% due 08/29/17	815,262	820,357
10.25% due 03/01/18	450,000	455,625
US Shipping Corp.
9.00% due 04/30/18	1,250,550	1,275,561
CareCore National LLC
5.50% due 03/05/21	1,050,000	1,055,691
NaNa Development Corp.
8.00% due 03/15/18	1,040,000	1,029,600
Exopack Holdings SA
5.25% due 05/08/19	997,500	1,007,784
Mitchell International, Inc.
8.50% due 10/11/21	900,000	919,125
GCA Services Group, Inc.
9.25% due 11/01/20	440,000	444,950
4.27% due 11/01/19	328,937	329,348
Ranpak
8.50% due 04/23/20	650,000	663,000
SRA International, Inc.
6.50% due 07/20/18	660,000	661,241
Hunter Fan Co.
6.50% due 12/20/17	579,826	579,101
VAT Holding AG
4.75% due 02/11/21	500,000	502,290
Panolam Industries International, Inc.
7.25% due 08/23/17	433,663	421,738
Travelport LLC
5.50% due 06/21/18†††,9	416,667	376,430
Ceva Logistics Canada, ULC
6.50% due 03/19/21	251,232	250,184
Helm Financial Corp.
6.25% due 06/01/17	137,524	137,181
Camp Systems International
8.25% due 11/29/19	120,000	122,250

Total Industrials		83,169,512

CONSUMER DISCRETIONARY - 5.4%
Lions Gate Entertainment Corp.
5.00% due 07/19/20	7,650,000	7,783,876
Landry’s, Inc.
4.00% due 04/24/18	4,430,740	4,452,894
Neiman Marcus Group, Inc.
4.25% due 10/25/20	4,240,875	4,251,901
David’S Bridal, Inc.
5.03% due 10/11/19	2,913,125	2,909,484
William Morris Endeavor
5.25% due 03/19/21	2,500,000	2,482,825
8.25% due 03/21/22	210,000	211,707
National Vision, Inc.
4.00% due 03/12/21	2,700,000	2,679,750
La Quinta Intermediate Holdings
4.00% due 02/19/21	2,500,000	2,498,450
CHG Healthcare Services, Inc.
4.25% due 11/19/19	2,318,031	2,320,929
Fleetpride Corp.
5.25% due 11/19/19	2,123,496	2,093,767
9.25% due 05/15/20	150,000	147,375
Sears Holdings Corp.
5.50% due 06/30/18	2,194,500	2,203,827
J. Crew Group, Inc.
4.00% due 03/05/21	1,900,000	1,894,775
IntraWest Holdings S.à r.l.
5.50% due 12/09/20	1,097,250	1,110,966
7.75% due 12/10/18[9]	750,000	721,236
Stuart Weitzman Acquisition Co.
4.50% due 03/04/20	1,800,000	1,796,256
TI Automotive Ltd.
5.50% due 03/28/19	1,633,500	1,637,584
Southern Graphics, Inc.
4.25% due 10/17/19	1,534,863	1,532,944
Guitar Center, Inc.
8.25% due 04/09/17	1,481,877	1,475,091
Alexander Mann Solutions Ltd.
5.75% due 12/20/19	1,296,750	1,299,992
NES Global Talent
6.50% due 10/03/19	1,291,875	1,291,875
Capital Automotive LP
6.00% due 04/30/20	1,250,000	1,276,563
Jacobs Entertainment, Inc.
5.25% due 10/29/18	1,231,250	1,237,406
Men’s Wearhouse
7.75% due 03/11/15†††,9	1,100,000	1,100,000
Laureate Education, Inc.
5.00% due 06/15/18	1,035,476	1,025,121
1-800 Contacts, Inc.
4.25% due 01/31/21	1,000,000	1,001,750
Ollies Bargain Outlet
5.25% due 09/28/19	988,001	984,296
ValleyCrest Companies LLC
5.50% due 06/13/19	893,250	899,949

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 61

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2014

MACRO OPPORTUNITIES FUND

	FACE
	AMOUNT	VALUE

California Pizza Kitchen, Inc.
5.25% due 03/29/18	$948,603	$898,801
Fender Musical Instruments Corp.
5.75% due 04/03/19	803,250	806,262
PSAV-Audio Visual Services Corp.
4.50% due 01/25/21	650,000	653,250
Steinway Musical Instruments, Inc.
9.25% due 09/18/20	625,000	643,750
Armored AutoGroup, Inc.
6.00% due 11/05/16	620,801	624,296
Acosta, Inc.
4.25% due 03/03/18	600,000	602,100
Horseshoe Baltimore
8.25% due 07/02/20	550,000	572,000
Mitel Networks Corp.
5.25% due 01/31/20	438,900	443,017
Go Daddy Operating Company LLC
4.00% due 12/17/18	336,428	337,100
Navistar, Inc.
5.75% due 08/17/17	298,611	303,338
Cooper Standard Automotive, Inc.
4.00% due 03/26/21	240,000	240,151
Arby’s
5.00% due 11/15/20	199,500	200,559
Targus Group International, Inc.
12.00% due 05/24/16[9]	231,236	191,348
NAB Holdings LLC
7.00% due 04/24/18	159,688	160,286
Rite Aid Corp.
5.75% due 08/21/20	100,000	102,063
Container Store, Inc.
4.25% due 04/06/19	80,786	80,887
Totes Isotoner Corp.
7.25% due 07/07/17	74,209	74,394
CKX Entertainment, Inc.
9.00% due 06/21/17[9]	43,475	37,823

Total Consumer Discretionary		61,294,014

FINANCIALS - 3.5%
Magic Newco, LLC
5.00% due 12/12/18	3,423,949	3,453,909
12.00% due 06/12/19	1,075,000	1,230,875
Intertrust Group
4.65% due 02/04/20	4,360,000	4,342,299
STG-Fairway Acquisitions, Inc.
6.25% due 02/28/19	2,828,630	2,835,701
10.50% due 08/28/19†††	1,400,000	1,386,000
First Data Corp.
4.15% due 03/23/18	3,110,000	3,115,194
4.15% due 03/24/21	178,213	178,473
iStar Financial, Inc.
4.50% due 10/15/17	2,733,953	2,739,940
Transunion Holding Co.
4.00% due 03/19/21	2,600,000	2,604,342
Lineage Logistics LLC
4.50% due 03/31/21	2,500,000	2,493,750
RCS Capital
6.50% due 03/29/19	2,000,000	2,010,000
National Financial Partners
5.25% due 07/01/20	1,935,399	1,944,476
USI Holdings Corp.
4.25% due 12/27/19	1,920,872	1,926,884
Topaz Power Holdings LLC
5.25% due 02/26/20	1,826,875	1,787,287
Ceridian Corp.
4.40% due 05/09/17	1,603,465	1,609,077
American Stock Transfer & Trust
5.75% due 06/26/20	1,602,920	1,608,258
AssuredPartners
0.00% due 01/31/19[7]	1,300,000	1,287,000
7.75% due 03/31/22	200,000	199,500
Cunningham Lindsey U.S., Inc.
5.00% due 12/10/19	691,250	690,960
9.25% due 06/10/20	116,932	116,639
Nuveen Investments, Inc.
4.15% due 05/13/17	800,000	801,856
HDV Holdings
5.75% due 12/18/18	662,344	657,376
Cetera Financial Group, Inc.
6.50% due 08/07/19	493,750	493,750
Knight/Getco
5.75% due 12/05/17	42,056	42,109

Total Financials		39,555,655

INFORMATION TECHNOLOGY - 3.1%
Greenway Medical Technologies
6.00% due 11/04/20	3,640,875	3,618,119
9.25% due 11/04/21	550,000	555,500
P2 Energy Solutions
5.00% due 10/30/20	2,992,500	3,014,944
9.00% due 04/30/21	600,000	609,750
EIG Investors Corp.
5.00% due 11/09/19	2,755,584	2,769,362
Blue Coat Systems, Inc.
4.00% due 05/31/19	2,668,844	2,673,301
LANDesk Group, Inc.
5.00% due 02/25/20	2,238,750	2,239,444
Sabre, Inc.
4.25% due 02/19/19	2,210,550	2,209,621
Deltek, Inc.
4.50% due 10/10/18	2,174,232	2,185,104
Paradigm Ltd
4.75% due 07/30/19[9]	2,148,343	2,150,362
Wall Street Systems
5.75% due 10/25/19	1,431,875	1,431,875
9.25% due 10/25/20	600,000	604,500
Active Network, Inc., The
5.50% due 11/13/20	1,496,250	1,508,415
Flexera Software LLC
4.50% due 04/02/20	900,000	900,000
8.00% due 04/02/21	350,000	350,000
SumTotal Systems
6.25% due 11/16/18	1,252,997	1,245,165
Sophos
5.00% due 01/29/21	1,200,000	1,203,000
Applied Systems, Inc.
4.25% due 01/25/21	1,197,000	1,199,993
GlobalLogic Holdings, Inc.
6.25% due 05/31/19	1,197,000	1,185,030

62 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2014

MACRO OPPORTUNITIES FUND

	FACE
	AMOUNT	VALUE

Aspect Software, Inc.
7.25% due 05/07/16	$776,719	$786,428
Hyland Software, Inc.
4.75% due 02/19/21	640,000	645,600
Attachmate Group, Inc., The
7.25% due 11/22/17	610,702	614,140
Eze Castle Software, Inc.
7.25% due 04/04/21	400,000	402,000
8.50% due 03/14/21	150,000	151,875
ION Trading Technologies Ltd.
8.25% due 05/22/21	425,000	429,250

Total Information Technology		34,682,778

TELECOMMUNICATION SERVICES - 2.8%
Associated Partners, Inc.
6.66% due 12/21/15†††,9	4,250,000	4,260,624
Cengage Learning Acquisitions, Inc.
7.00% due 03/06/20	2,750,000	2,778,655
9.50% due 07/03/14	726,178	691,234
0.00% due 07/31/17[7]	707,069	665,883
Avaya, Inc.
6.50% due 03/31/18	2,910,734	2,913,762
4.73% due 10/26/17	1,049,782	1,024,084
Anaren, Inc.
5.50% due 02/18/21	1,995,000	2,004,975
9.25% due 08/18/21	1,500,000	1,515,000
Scout24 AG
4.48% due 02/05/21	2,500,000	3,476,957
Cumulus Media, Inc.
4.25% due 12/23/20	3,140,765	3,152,543
Alcatel-Lucent, Inc.
4.50% due 01/30/19	2,589,480	2,600,408
Trader Media Corporation Ltd.
5.00% due 12/08/17	1,000,000	1,671,951
Expert Global Solutions
8.50% due 04/03/18	1,596,203	1,554,303
Gogo LLC
11.25% due 06/21/17[9]	1,041,367	1,124,676
MergerMarket Ltd.
4.50% due 02/04/21	1,000,000	995,000
Hemisphere Media Group, Inc.
6.25% due 07/30/20	545,875	547,240
Max Broadcast Group LLC
6.25% due 03/31/15†††,9	426,982	375,744

Total Telecommunication Services		31,353,039

CONSUMER STAPLES - 1.3%
Grocery Outlet, Inc.
5.50% due 12/17/18	2,524,181	2,528,927
AdvancePierre Foods, Inc.
9.50% due 10/10/17	1,696,000	1,645,120
5.75% due 07/10/17	858,155	860,506
Performance Food Group
6.25% due 11/14/19	2,357,436	2,388,861
Reddy Ice Holdings, Inc.
10.75% due 10/01/19	1,125,000	1,080,000
6.75% due 04/01/19	1,089,496	1,078,601
Diamond Foods, Inc.
4.25% due 08/20/18	1,850,000	1,853,478
Arctic Glacier Holdings, Inc.
5.00% due 05/10/19	1,823,423	1,825,703
CTI Foods Holding Co. LLC
8.25% due 06/28/21	1,205,000	1,211,025
Hostess Brands
6.75% due 04/09/20	565,000	586,894
DS Waters of America, Inc.
5.25% due 08/30/20	199,000	201,985

Total Consumer Staples		15,261,100

HEALTH CARE - 1.2%
Nextech Systems LLC
6.00% due 10/28/18†††,9	3,653,750	3,580,675
Learning Care Group (US), Inc.
5.75% due 05/08/19	2,506,063	2,513,906
Community Health Systems, Inc.
4.25% due 01/27/21	1,995,000	2,010,342
Merge Healthcare, Inc.
6.00% due 04/23/19[9]	2,030,583	1,908,748
Harvard Drug
5.00% due 08/16/20	1,742,656	1,751,909
DJO Finance LLC
4.75% due 09/15/17	1,234,375	1,237,844
Catalent Pharma Solutions, Inc.
6.50% due 12/31/17	300,000	303,000
4.25% due 09/15/17	246,875	247,438
VWR Funding, Inc.
3.40% due 04/03/17	197,493	197,781

Total Health Care		13,751,643

MATERIALS - 0.6%
Ennis-Flint
4.25% due 03/31/21	2,000,000	1,996,260
7.75% due 09/30/21	1,150,000	1,150,000
Atkore International, Inc.
4.50% due 03/26/21	1,400,000	1,397,382
7.75% due 09/27/21	850,000	854,250
Royal Adhesives and Sealants
5.50% due 07/31/18	840,934	850,924
United Central Industrial Supply
9.50% due 10/09/17†††,9	500,000	500,000
Oxbow Carbon
8.00% due 01/19/20	450,000	459,000

Total Materials		7,207,816

ENERGY - 0.6%
Ocean Rig ASA
6.00% due 03/31/21	2,095,667	2,132,781
Panda Temple II Power
7.25% due 04/03/19	1,000,000	1,023,750
Varel International Energy Funding Corp.
9.25% due 07/17/17	956,250	963,422
Rice Energy
8.50% due 10/25/18	891,744	907,350
PSS Companies
5.50% due 01/28/20	800,000	804,000
Atlas Energy LP
6.50% due 07/31/19	447,750	459,503

Total Energy		6,290,806

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 63

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2014

MACRO OPPORTUNITIES FUND

	FACE
	AMOUNT	VALUE

UTILITIES - 0.1%
Astoria Generating Company
Acquisitions LLC
8.50% due 10/26/17	$1,462,500	$1,506,375

Total Senior Floating Rate Interests
(Cost $290,937,917)		294,072,738

COLLATERALIZED MORTGAGE
OBLIGATIONS†† - 10.5%
Lehman XS Trust Series
2005-7N, 0.42% due 12/25/35[1]	8,385,674	7,904,571
2006-16N, 0.34% due 11/25/46[1]	9,331,041	7,602,746
Nomura Resecuritization Trust
2012-1R, 0.60% due 08/27/47[1,3]	14,536,410	13,392,394
IndyMac INDX Mortgage Loan Trust
2006-AR4, 0.36% due 05/25/46[1]	13,157,299	11,199,098
Washington Mutual Mortgage
Pass-Through Certificates
WMALT Series 2006-AR9 Trust
2006-AR9, 0.97% due 11/25/46[1]	12,704,145	8,458,560
HarborView Mortgage Loan Trust
2006-12, 0.35% due 01/19/38[1]	9,868,392	8,291,314
CSMC Trust 2014-SURF
3.26% due 02/15/29[1,3]	7,300,000	7,314,593
GreenPoint Mortgage Funding Trust
2006-AR1, 0.44% due 02/25/36[1]	8,779,463	6,998,259
SRERS-2011 Funding Ltd.
2011-RS, 0.40% due 05/09/46[1,3]	6,896,515	6,378,588
Wells Fargo Alternative
Loan 2007-PA3 Trust
2007-PA3, 6.25% due 07/25/37	6,953,939	6,324,816
COMM 2006-FL12 Mortgage Trust
2006-FL12, 0.45% due 12/15/20[1,3]	3,248,464	3,222,282
2006-FL12, 0.50% due 12/15/20[1,3]	2,599,072	2,566,700
Structured Asset Mortgage
Investments II Trust
2006-AR1, 0.38% due 02/25/36[1]	5,157,838	4,387,267
Chase Mortgage Finance Trust Series
2006-S3, 6.00% due 11/25/36	4,003,325	3,459,189
Residential Asset Securitization Trust
2006-A12, 6.25% due 11/25/36	4,158,977	3,197,804
Washington Mutual Mortgage
Pass-Through Certificates
WMALT Series 2006-8 Trust
2006-8, 5.77% due 10/25/36	4,483,836	3,131,735
First Horizon Alternative Mortgage
Securities Trust
2006-FA1, 5.75% due 04/25/36	3,040,840	2,693,354
Alliance Bancorp Trust
2007-OA1, 0.39% due 07/25/37[1]	3,936,208	2,594,536
Washington Mutual Mortgage
Pass-Through Certificates
WMALT Series 2007-OA4 Trust
2007-OA4, 0.89% due 04/25/47[1]	3,159,650	2,359,810
Wachovia Bank Commercial
Mortgage Trust Series
2007-WHL8, 0.86% due 06/15/20[1,3]	2,190,914	2,142,589
American Home Mortgage Assets Trust
2006-4, 0.34% due 10/25/46[1]	2,632,991	1,754,667
Bear Stearns Mortgage Funding Trust
2007-AR5, 0.32% due 06/25/47[1]	1,925,375	1,549,289
Resource Capital Corporation
CRE Notes 2013 Ltd.,
3.66% due 12/15/28†††,1,3	1,000,000	1,000,500
Credit Suisse Mortgage Capital Certificates
2006-TF2A,
0.56% due 10/15/21[1,3]	1,000,000	968,310
BAMLL-DB Trust
2012-OSI, 6.79% due 04/13/29[3]	550,000	574,606

Total Collateralized Mortgage Obligations
(Cost $118,139,334)		119,467,577

MORTGAGE BACKED SECURITIES†† - 1.3%
Fannie Mae[5,11]
2013-28, 3.00% due 04/25/43	3,203,805	2,596,781
2013-34, 3.00% due 04/25/43	2,206,282	1,967,035
2013-54, 3.00% due 06/25/33	1,799,670	1,480,894
2013-17, 2.50% due 03/25/43	1,529,214	1,274,765
2013-2, 3.00% due 02/25/43	937,036	799,258
Freddie Mac[5,11]
2013-4184, 3.00% due 03/15/43	3,179,763	2,588,621
2013-4204, 3.00% due 05/15/43	2,910,420	2,206,579
2013-4180, 3.00% due 03/15/43	2,129,979	1,823,340

Total Mortgage Backed Securities
(Cost $17,443,861)		14,737,273

MUNICIPAL BONDS†† - 0.0%
OTHER TERRITORIES - 0.0%
Commonwealth of Puerto Rico General
Obligation Unlimited
8.00% due 07/01/35	220,000	205,291

Total Municipal Bonds
(Cost $204,611)		205,291

REPURCHASE AGREEMENTS††,8 - 0.8%
Jefferies & Company, Inc. issued 03/14/14 at
2.16% due 04/15/14	4,648,000	4,648,000
Jefferies & Company, Inc. issued 03/31/14 at
2.16% due 04/15/14	4,272,000	4,272,000

Total Repurchase Agreements
(Cost $8,920,000)		8,920,000

	CONTRACTS

OPTIONS PURCHASED† - 0.2%
Call options on:
June 2014 U.S. Dollar/Turkish Lira
Expiring with strike price of $2.28	120,000,000	1,277,160
January 2015 SPDR Gold Shares Expiring
with strike price of $140.00	4,355	1,088,750

Total Call options		2,365,910

Total Options Purchased
(Cost $8,107,174)		2,365,910

Total Investments - 114.1%
(Cost $1,292,102,318)		$1,296,570,546

64 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	March 31, 2014

MACRO OPPORTUNITIES FUND

	CONTRACTS	VALUE

OPTIONS WRITTEN† - 0.0%
Call options on:
SPDR Gold Trust Expiring January 2015
with strike price of $155.00	354	$(38,940)

Total Options Written
(Premiums received $225,834)		(38,940)

Other Assets & Liabilities, net - (14.1)%		(160,339,784)

Total Net Assets - 100.0%		$1,136,191,822

		UNREALIZED
		GAIN (LOSS)

CURRENCY FUTURES CONTRACTS PURCHASED†
June 2014 U.S. Dollar Index Futures Contracts
(Aggregate Value of Contracts $18,538,905)	231	$120,351

	UNITS

OTC EQUITY INDEX SWAP AGREEMENTS††
Bank of America May 2014 S&P 1500
Education Services Sub-Industry Index
May 2014 Swap, Terminating 05/05/14
(Notional Value $34,718,789)	590,757	2,960,441
Bank of America April 2014 S&P 500
Homebuilding Index April 2014 Swap,
Terminating 04/11/14 (Notional Value
$27,150,699)	47,642	(29,902)

(Total Notional Value $61,869,488)		$2,930,539

OTC TOTAL RETURN SWAPS AGREEMENTS SOLD SHORT††
Bank of America June 2014 Japan
Government Bond 10 Year Future
June 2014 Swap, Terminating 06/12/14[10]
(Notional Value $77,090,055)	55,000,000	$43,269

CENTRALLY CLEARED INTEREST RATE SWAPS AGREEMENTS††

	Receive
	Floating	Floating	Fixed	Maturity	Notional	Market	Unrealized
Counterparty	Rate	Rate Index	Rate	Date	Amount	Value	(Depreciation )

Merrill Lynch	Receive	3-Month USD-LIBOR	2.73%	07/02/2023	$(23,800,000)	$(119,000)	$(119,000)
Merrill Lynch	Receive	3-Month USD-LIBOR	1.59%	07/02/2018	(34,550,000)	(190,025)	(190,025)

							$(309,025)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Contracts to Sell	Currency	Counterparty	Settlement Date	Settlement Value	Value at 03/31/14	Net Unrealized Appreciation

15,700,000	Euro	Bank of America	06/18/14	$30,710,379	$30,499,085	$211,294

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Variable rate security. Rate indicated is rate effective at March 31, 2014.
[2]	Perpetual maturity.
[3]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $430,598,369 (cost $423,659,414), or 37.9% of total net assets.
[4]	Affiliated funds.
[5]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[6]	Security is in default of interest and/or principal obligations.
[7]	Security with no rate was unsettled at March 31, 2014.
[8]	Repurchase Agreements — See Note 9.
[9]	Illiquid security.
[10]	Total return based on Japan Government Bond 10 year Future Index +/- financing at a variable rate.
[11]	Security or a portion thereof is held as collateral for reverse repurchase agreements — See Note 11.
plc — Public Limited Company
REIT — Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 65

MACRO OPPORTUNITIES FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2014

ASSETS:
Investments in unaffiliated issuers, at value
(cost $1,255,889,835)	$1,257,564,025
Investments in affiliated issuers, at value (cost $30,012,532)	30,086,521
Repurchase agreements, at value (cost $8,920,000)	8,920,000

Total investments (cost $1,294,822,367)	1,296,570,546
Cash	3,412,317
Unrealized appreciation on swap agreements	3,003,710
Unrealized appreciation on forward foreign currency exchange contracts	211,294
Segregated cash with broker	2,136,650
Prepaid expenses	179,261
Receivables:
Fund shares sold	8,765,153
Securities sold	8,658,536
Interest	8,398,614
Dividends	224,185
Investment advisor	209,982
Variation margin	120,351
Foreign taxes reclaim	2,526

Total assets	1,331,893,125

LIABILITIES:
Reverse Repurchase Agreements	90,066,961
Due to Broker	1,114,000
Unfunded loan commitment, at value
(commitment fees received $119,155)	104,778
Unrealized depreciation on swap agreements	338,927
Options written, at value (premiums received $225,834)	38,940
Payable for:
Securities purchased	98,992,574
Fund shares redeemed	2,914,828
Management fees	822,034
Distribution and service fees	240,786
Fund accounting/administration fees	87,954
Transfer agent/maintenance fees	26,416
Trustees’ fees*	849
Miscellaneous	952,256

Total liabilities	195,701,303

NET ASSETS	$1,136,191,822

NET ASSETS CONSIST OF:
Paid in capital	$1,148,137,574
Accumulated net investment loss	(2,059,138)
Accumulated net realized loss on investments	(17,542,857)
Net unrealized appreciation on investments	7,656,243

Net assets	$1,136,191,822

A-CLASS:
Net assets	$389,647,123
Capital shares outstanding	14,371,483
Net asset value per share	$27.11

Maximum offering price per share
(Net asset value divided by 95.25%)	$28.46

C-CLASS:
Net assets	$195,798,829
Capital shares outstanding	7,227,098
Net asset value per share	$27.09

INSTITUTIONAL CLASS:
Net assets	$550,745,870
Capital shares outstanding	20,289,389
Net asset value per share	$27.14

STATEMENT OF OPERATIONS (Unaudited)

Period Ended March 31, 2014

INVESTMENT INCOME:
Interest	$27,529,556
Dividends from securities of unaffiliated issuers	2,195,080
Dividends from securities of affiliated issuers	12,532

Total investment income	29,737,168

EXPENSES:
Management fees	4,267,908
Transfer agent/maintenance fees
A-Class	173,671
C-Class	59,905
Institutional Class	66,113
Distribution and service fees:
A-Class	423,498
C-Class	867,518
Fund accounting/administration fees	455,556
Short interest expense	449,551
Line of credit interest expense	56,627
Trustees’ fees*	32,981
Custodian fees	2,275
Tax expense	20
Miscellaneous	433,762

Total expenses	7,289,385

Less:
Expenses waived by Advisor	(544,340)
Expenses waived by Transfer Agent
A-Class	(41,822)
C-Class	(4,431)
Institutional Class	(66,113)

Total expenses waived	(656,706)

Net expenses	6,632,679

Net investment income	23,104,489

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments in unaffiliated issuers	778,073
Swap agreements	1,734,141
Futures contracts	(197,112)
Foreign currency	(36,609)
Securities sold short	118,617
Options purchased	(2,359,857)
Options written	516,281

Net realized gain	553,534

Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	26,289,007
Investments in affiliated issuers	73,989
Unfunded loan commitments	5,023
Swap agreements	4,143,547
Futures contracts	120,351
Options purchased	(1,774,801)
Options written	(61,336)
Foreign currency	201,610

Net change in unrealized appreciation (depreciation)	28,997,390

Net realized and unrealized gain	29,550,924

Net increase in net assets resulting from operations	$52,655,413

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

66 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MACRO OPPORTUNITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	March 31,	Year Ended
	2014	September 30,
	(Unaudited)	2013

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$23,104,489	$34,053,445
Net realized gain (loss) on investments	553,534	(4,447,248)
Net change in unrealized appreciation (depreciation) on investments	28,997,390	(26,368,248)

Net increase in net assets resulting from operations	52,655,413	3,237,949

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
A-Class	(8,706,171)	(12,522,539)
C-Class	(3,833,605)	(4,768,075)
Institutional Class	(12,206,914)	(17,291,805)
Net realized gains
A-Class	–	(501,652)
C-Class	–	(204,259)
Institutional Class	–	(603,940)

Total distributions to shareholders	(24,746,690)	(35,892,270)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
A-Class	139,917,746	444,592,091
C-Class	44,911,797	180,978,622
Institutional Class	206,386,518	608,202,900
Value of proceeds of merger
A-Class	–	12,881,126
C-Class	–	6,546,846
Institutional Class	–	2,252,116
Distributions reinvested
A-Class	6,880,773	10,739,892
C-Class	3,206,940	4,399,264
Institutional Class	10,044,864	14,904,818
Cost of shares redeemed
A-Class	(101,843,184)	(204,778,201)
C-Class	(20,529,055)	(56,074,395)
Institutional Class	(95,299,141)	(299,893,193)

Net increase from capital share transactions	193,677,258	724,751,886

Net increase in net assets	221,585,981	692,097,565

NET ASSETS:
Beginning of period	914,605,841	222,508,276

End of period	$1,136,191,822	$914,605,841

Distributions in excess of net investment loss at end of period	$(2,059,138)	$(416,937)

CAPITAL SHARE ACTIVITY:
Shares sold
A-Class	5,198,628	13,508,658 †
C-Class	1,668,580	5,550,606 †
Institutional Class	7,653,881	18,519,609 †
Shares issued from reinvestment of distributions
A-Class	256,050	391,935
C-Class	119,433	160,703
Institutional Class	373,238	544,723
Shares redeemed
A-Class	(3,805,970)	(4,309,477)
C-Class	(765,570)	(740,595)
Institutional Class	(3,557,650)	(7,262,144)

Net increase in shares	7,140,620	26,364,018

† Includes 470,457 A-Class, 239,285 C-Class and 82,164 Institutional Class shares issued in connection with Fund merger.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 67

MACRO OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Period Ended
	March 31,	September 30,	September 30,
A-Class	2014[a]	2013	2012[b]

Per Share Data
Net asset value, beginning of period	$26.31	$26.53	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	.64	1.37	.99
Net gain (loss) on investments (realized and unrealized)	.85	(.04)	1.52

Total from investment operations	1.49	1.33	2.51

Less distributions from:
Net investment income	(.69)	(1.43)	(.98)
Net realized gains	—	(.12)	—

Total distributions	(.69)	(1.55)	(.98)

Net asset value, end of period	$27.11	$26.31	$26.53

Total Return[f]	5.72%	5.01%	10.19%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$389,647	$334,751	$83,081

Ratios to average net assets:
Net investment income (loss)	4.79%	5.11%	4.61%
Total expenses[d]	1.54%	1.56%	1.61%
Net expenses[e,g]	1.40%	1.41%	1.37%

Portfolio turnover rate	20%	84%	46%

	Period Ended	Year Ended	Period Ended
	March 31,	September 30,	September 30,
C-Class	2014[a]	2013	2012[b]

Per Share Data
Net asset value, beginning of period	$26.29	$26.51	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	.54	1.17	.82
Net gain (loss) on investments (realized and unrealized)	.85	(.03)	1.53

Total from investment operations	1.39	1.14	2.35

Less distributions from:
Net investment income	(.59)	(1.24)	(.84)
Net realized gains	—	(.12)	—

Total distributions	(.59)	(1.36)	(.84)

Net asset value, end of period	$27.09	$26.29	$26.51

Total Return[f]	5.34%	4.26%	9.54%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$195,799	$163,129	$32,711

Ratios to average net assets:
Net investment income (loss)	4.07%	4.36%	3.83%
Total expenses[d]	2.26%	2.29%	2.31%
Net expenses[e,g]	2.14%	2.15%	2.11%

Portfolio turnover rate	20%	84%	46%

68 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MACRO OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Period Ended
	March 31,	September 30,	September 30,
Institutional Class	2014[a]	2013	2012[b]

Per Share Data
Net asset value, beginning of period	$26.34	$26.56	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	.68	1.46	1.12
Net gain (loss) on investments (realized and unrealized)	.86	(.04)	1.47

Total from investment operations	1.54	1.42	2.59

Less distributions from:
Net investment income	(.74)	(1.52)	(1.03)
Net realized gains	—	(.12)	—

Total distributions	(.74)	(1.64)	(1.03)

Net asset value, end of period	$27.14	$26.34	$26.56

Total Return[f]	5.93%	5.35%	10.55%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$550,746	$416,727	$106,716

Ratios to average net assets:
Net investment income (loss)	5.13%	5.43%	5.22%
Total expenses[d]	1.22%	1.23%	1.31%
Net expenses[e,g]	1.08%	1.09%	1.06%

Portfolio turnover rate	20%	84%	46%

[a]	Unaudited figures for the period ended March 31, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: November 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income(loss) per share was computed using average shares outstanding throughout the period.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers, and includes interest expense, if any.
[f]	Total return does not reflect the impact of any applicable sales charge and has not been annualized.
[g]	Excluding interest expense, the operating expense ratios for the periods presented would be:

	03/31/14	09/30/13	09/30/12

A-Class	1.31%	1.29%	1.27%
C-Class	2.04%	2.02%	2.01%
Institutional Class	0.98%	0.96%	0.95%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 69

FUND PROFILE (Unaudited)	March 31, 2014

MUNICIPAL INCOME FUND

Holdings Diversification
(Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

State of Illinois General
Obligation Unlimited	6.2%
Michigan Finance Authority
Revenue Notes	5.6%
North Texas Tollway Authority
Revenue Bonds	5.2%
State of California General
Obligation Unlimited	3.7%
Tustin Unified School District General
Obligation Unlimited	3.5%
Hudson County Improvement Authority
Revenue Bonds	3.1%
Detroit City School District General
Obligation Unlimited	2.8%
Northern Illinois University
Revenue Bonds	2.5%
Apple Valley Unified School District
General Obligation Unlimited	2.4%
Oakland Unified School
District/Alameda County
General Obligation Unlimited	2.4%

Top Ten Total	37.4%

Inception Dates:

A-Class	April 28, 2004
C-Class	January 13, 2012
Institutional Class	January 13, 2012

Portfolio Composition by Quality Rating*

Rating

Fixed Income Instruments
AA	51.8%
A	33.0%
BBB	4.6%
BB	5.9%
Other Instruments
Short Term Investments	4.7%

Total Investments	100.0%

The chart above reflects percentages of the value of total investments.

*	Source: Factset. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, which are all a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted Moody’s and Fitch ratings to the equivalent S&P rating. Unrated securities do not necessarily indicate low credit quality. Security ratings are determined at the time of purchase and may change thereafter.

70 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

MUNICIPAL INCOME FUND

	SHARES	VALUE

SHORT TERM INVESTMENTS† - 4.7%
Fidelity Institutional Tax-Exempt Portfolio	2,528,738	$2,528,738

Total Short Term Investments
(Cost $2,528,738)		2,528,738

	FACE
	AMOUNT

MUNICIPAL BONDS†† - 95.1%

CALIFORNIA - 20.5%
State of California General
Obligation Unlimited
0.02% due 05/01/34[1]	$2,000,000	2,000,000
5.00% due 02/01/27	750,000	851,685
Tustin Unified School District
General Obligation Unlimited
6.00% due 08/01/36	1,600,000	1,866,783
Oakland Unified School
District/Alameda County General
Obligation Unlimited
5.50% due 08/01/32[2]	1,200,000	1,270,572
5.00% due 08/01/22[2]	300,000	327,642
Stockton Public Financing
Authority Revenue Bonds
6.25% due 10/01/38	1,000,000	1,100,770
6.25% due 10/01/40	250,000	276,593
Apple Valley Unified School District
General Obligation Unlimited
5.00% due 08/01/28	1,180,000	1,290,329
Stockton Unified School District
General Obligation Unlimited
5.00% due 07/01/28[2]	500,000	539,185
5.00% due 01/01/29[2]	200,000	214,214
San Bernardino City Unified School
District General Obligation Unlimited
5.00% due 08/01/25	250,000	280,210
5.00% due 08/01/26	250,000	277,893
5.00% due 08/01/32	150,000	159,656
East Side Union High School District
General Obligation Unlimited
5.00% due 08/01/26	300,000	341,121
Los Rios Community College District
General Obligation Unlimited
5.00% due 08/01/25	200,000	230,120

Total California		11,026,773

MICHIGAN - 19.4%
Michigan Finance Authority Revenue Notes
4.38% due 08/20/14	3,000,000	3,034,259
City of Detroit Michigan Water Supply
System Revenue Revenue Bonds
5.00% due 07/01/18	1,165,000	1,170,497
5.00% due 07/01/30	300,000	289,998
5.00% due 07/01/33	280,000	276,937
4.75% due 07/01/29	230,000	228,678
5.00% due 07/01/16	200,000	200,562
4.25% due 07/01/16	125,000	124,210
5.25% due 07/01/22	95,000	94,303
Detroit City School District General
Obligation Unlimited
5.00% due 05/01/32	1,500,000	1,538,024
5.00% due 05/01/18	500,000	514,770
5.00% due 05/01/30	300,000	311,088
City of Detroit Michigan Sewage Disposal
System Revenue Revenue Bonds
5.00% due 07/01/21	540,000	532,062
5.00% due 07/01/15	500,000	501,495
5.50% due 07/01/22	200,000	201,166
5.00% due 07/01/24	155,000	154,988
5.25% due 07/01/19	100,000	100,406
Oakland University Revenue Bonds
5.00% due 03/01/32	600,000	632,436
Michigan Finance Authority
Revenue Bonds
5.00% due 11/01/27	500,000	531,215

Total Michigan		10,437,094

ILLINOIS - 15.9%
State of Illinois General Obligation Unlimited
5.00% due 02/01/22	3,000,000	3,364,560
Northern Illinois University Revenue Bonds
5.50% due 04/01/21	1,160,000	1,317,853
Will County Township High School
District No. 204 Joliet General
Obligation Limited
6.25% due 01/01/31	1,000,000	1,143,310
Southern Illinois University Revenue Bonds
5.00% due 04/01/32	1,000,000	1,057,430
Chicago Park District General
Obligation Limited
5.00% due 01/01/36	1,000,000	1,032,340
City of Chicago Illinois General
Obligation Unlimited
5.00% due 01/01/24	260,000	261,926
5.00% due 01/01/26	100,000	103,588
5.00% due 01/01/23	70,000	75,521
5.00% due 01/01/22	55,000	57,715
University of Illinois Revenue Bonds
6.00% due 10/01/29	200,000	223,804

Total Illinois		8,638,047

PENNSYLVANIA - 6.1%
State Public School Building Authority
Revenue Bonds
5.00% due 04/01/28	1,000,000	1,064,370
5.00% due 04/01/31	1,000,000	1,042,840
Pennsylvania Turnpike Commission
Revenue Bonds
1.33% due 12/01/20[1]	500,000	506,950
5.00% due 12/01/28	200,000	220,522
Monroeville Finance Authority
Revenue Bonds
5.00% due 02/15/29	450,000	488,061

Total Pennsylvania		3,322,743

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 71

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	March 31, 2014

MUNICIPAL INCOME FUND

	FACE
	AMOUNT	VALUE

TEXAS - 5.2%
North Texas Tollway Authority
Revenue Bonds
5.75% due 01/01/40	$2,500,000	$2,793,775

NEW JERSEY - 5.1%
Hudson County Improvement
Authority Revenue Bonds
6.00% due 01/01/40	1,500,000	1,662,375
New Jersey State Turnpike
Authority Revenue Bonds
5.00% due 01/01/28	1,000,000	1,111,170

Total New Jersey		2,773,545

WASHINGTON - 3.6%
Greater Wenatchee Regional Events
Center Public Facilities Dist Revenue Bonds
5.25% due 09/01/32[2]	1,000,000	983,730
5.00% due 09/01/27[2]	1,000,000	981,760

Total Washington		1,965,490

FLORIDA - 2.6%
City of Jacksonville Florida Revenue Bonds
5.00% due 10/01/30	600,000	658,278
County of Miami-Dade Florida Transit
System Sales Surtax Revenue Revenue Bonds
5.00% due 07/01/31	500,000	545,080
Miami-Dade County Health Facilities
Authority Revenue Bonds
5.00% due 08/01/24	200,000	216,818

Total Florida		1,420,176

OTHER TERRITORIES - 2.2%
Commonwealth of Puerto Rico General
Obligation Unlimited
8.00% due 07/01/35	1,300,000	1,214,148

MASSACHUSETTS - 2.1%
Massachusetts Development Finance
Agency Revenue Bonds
6.88% due 01/01/41	1,000,000	1,148,760

TENNESSEE - 2.0%
Memphis Center City Revenue Finance Corp.
Revenue Bonds
5.25% due 11/01/30	1,000,000	1,105,130

WEST VIRGINIA - 2.0%
West Virginia Higher Education Policy
Commission Revenue Bonds
5.00% due 04/01/29	1,000,000	1,092,210

LOUISIANA - 2.0%
Louisiana Stadium & Exposition District
Revenue Bonds
5.00% due 07/01/28	1,000,000	1,090,350

COLORADO - 2.0%
University of Colorado Hospital Authority
Revenue Bonds
5.00% due 11/15/27	1,000,000	1,088,350

MISSISSIPPI - 1.5%
Mississippi Development Bank Revenue Bonds
6.50% due 10/01/31	500,000	556,000
6.25% due 10/01/26	230,000	259,240

Total Mississippi		815,240

WYOMING - 1.0%
County of Sweetwater Wyoming
Revenue Bonds
5.00% due 09/01/24[2]	500,000	537,670

INDIANA - 0.9%
County of Knox Indiana Revenue Bonds
5.00% due 04/01/27	470,000	497,537

OHIO - 0.6%
University of Toledo Revenue Bonds
5.00% due 06/01/30	300,000	323,166

KENTUCKY - 0.4%
City of Owensboro Kentucky Electric Light &
Power System Revenue Revenue Bonds
5.00% due 01/01/26	200,000	214,522

Total Municipal Bonds
(Cost $50,978,279)		51,504,726

Total Investments - 99.8%
(Cost $53,507,017)		$54,033,464

Other Assets & Liabilities, net - 0.2%		130,077

Total Net Assets - 100.0%		$54,163,541

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Variable rate security. Rate indicated is rate effective at March 31, 2014.
[2]	Illiquid security.

72 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MUNICIPAL INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2014

ASSETS:
Investments, at value (cost $53,507,017)	$54,033,464
Prepaid expenses	41,179
Receivables:
Securities sold	3,782,985
Interest	697,609
Investment advisor	21,530
Fund shares sold	16,216

Total assets	58,592,983

LIABILITIES:
Payable for:
Securities purchased	3,840,752
Fund shares redeemed	441,375
Management fees	23,338
Distribution and service fees	10,604
Transfer agent/maintenance fees	4,652
Fund accounting/administration fees	4,484
Trustees’ fees*	2,820
Miscellaneous	101,417

Total liabilities	4,429,442

NET ASSETS	$54,163,541

NET ASSETS CONSIST OF:
Paid in capital	$82,785,554
Undistributed net investment income	159
Accumulated net realized loss on investments	(29,148,619)
Net unrealized appreciation on investments	526,447

Net assets	$54,163,541

A-CLASS:
Net assets	$45,723,720
Capital shares outstanding	3,831,036
Net asset value per share	$11.94

Maximum offering price per share
(Net asset value divided by 95.25%)	$12.54

C-CLASS:
Net assets	$884,093
Capital shares outstanding	74,108
Net asset value per share	$11.93

INSTITUTIONAL CLASS:
Net assets	$7,555,728
Capital shares outstanding	632,768
Net asset value per share	$11.94

STATEMENT OF OPERATIONS (Unaudited)

Period Ended March 31, 2014

INVESTMENT INCOME:
Interest	$1,098,771

Total investment income	1,098,771

EXPENSES:
Management fees	138,669
Transfer agent/maintenance fees
A-Class	31,315
Institutional Class	2,607
C-Class	1,327
Distribution and service fees:
A-Class	60,032
C-Class	4,424
Fund accounting/administration fees	26,347
Registration fees	26,242
Trustees’ fees*	4,204
Line of credit interest expense	3,273
Custodian fees	2,450
Tax expense	1
Miscellaneous	44,354

Total expenses	345,245

Less:
Expenses waived by Advisor	(119,813)

Net expenses	225,432

Net investment income	873,339

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(142,205)

Net realized loss	(142,205)

Net change in unrealized appreciation
(depreciation) on:
Investments	1,755,401

Net change in unrealized appreciation
(depreciation)	1,755,401

Net realized and unrealized gain	1,613,196

Net increase in net assets resulting from operations	$2,486,535

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 73

MUNICIPAL INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	March 31,	Year Ended
	2014	September 30,
	(Unaudited)	2013

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$873,339	$2,227,579
Net realized gain (loss) on investments	(142,205)	745,503
Net change in unrealized appreciation (depreciation) on investments	1,755,401	(6,505,597)

Net increase (decrease) in net assets resulting from operations	2,486,535	(3,532,515)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
A-Class	(752,518)	(2,041,962)
C-Class	(10,561)	(48,584)
Institutional Class	(110,101)	(137,034)

Total distributions to shareholders	(873,180)	(2,227,580)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
A-Class	3,883,029	4,925,340
C-Class	133,685	1,778,562
Institutional Class	3,075,906	7,258,077
Distributions reinvested
A-Class	440,177	1,250,808
C-Class	6,529	38,482
Institutional Class	51,837	50,050
Cost of shares redeemed
A-Class	(10,440,770)	(28,310,051)
C-Class	(772,120)	(1,263,296)
Institutional Class	(2,128,975)	(1,502,777)

Net decrease from capital share transactions	(5,750,702)	(15,774,805)

Net decrease in net assets	(4,137,347)	(21,534,900)

NET ASSETS:
Beginning of period	58,300,888	79,835,788

End of period	$54,163,541	$58,300,888

Undistributed net investment income at end of period	$159	$–

CAPITAL SHARE ACTIVITY:
Shares sold
A-Class	332,549	388,242
C-Class	11,312	139,985
Institutional Class	263,579	582,166
Shares issued from reinvestment of distributions
A-Class	37,557	101,493
C-Class	558	3,135
Institutional Class	4,403	4,176
Shares redeemed
A-Class	(891,750)	(2,302,372)
C-Class	(66,704)	(107,647)
Institutional Class	(182,092)	(122,904)

Net decrease in shares	(490,588)	(1,313,726)

74 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MUNICIPAL INCOME FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended
	March 31,	September 30,	September 30,	December 31,	December 31,	December 31,
A-Class†	2014[a]	2013	2012*	2011	2010	2009

Per Share Data
Net asset value, beginning of period	$11.59	$12.59	$11.82	$11.54	$11.01	$8.47

Income (loss) from investment operations:
Net investment income (loss)[b]	.18	.38	.26	.64	.71	.75
Net gain (loss) on investments (realized and unrealized)	.35	(1.00)	.78	.54	.68	2.69

Total from investment operations	.53	(.62)	1.03	1.08	1.29	3.33

Less distributions from:
Net investment income	(.18)	(.38)	(.26)	(.80)	(.76)	(.79)

Total distributions	(.18)	(.38)	(.26)	(.80)	(.76)	(.79)

Net asset value, end of period	$11.94	$11.59	$12.59	$11.82	$11.54	$11.01

Total Return[e]	4.63%	(5.09% )	8.91%	9.64%	12.03%	41.34%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$45,724	$50,463	$77,609	$182,150	$177,868	$169,674

Ratios to average net assets:
Net investment income (loss)	3.13%	3.04%	2.78%	4.60%	5.37%	6.73%
Total expenses	1.27%	1.14%	1.15%	2.09%	1.80%	1.94%
Net expenses[c]	0.83%	0.82%	0.87%	2.09%	1.80%	1.94%

Portfolio turnover rate	71%	91%	121%	104%	156%	151%

	Period Ended	Year Ended	Period Ended
	March 31,	September 30,	September 30,
C-Class	2014[a]	2013	2012[d]

Per Share Data
Net asset value, beginning of period	$11.59	$12.58	$11.98

Income (loss) from investment operations:
Net investment income (loss)[b]	.14	.28	.20
Net gain (loss) on investments (realized and unrealized)	.34	(.98)	.62

Total from investment operations	.48	(.70)	.82

Less distributions from:
Net investment income	(.14)	(.29)	(.22)

Total distributions	(.14)	(.29)	(.22)

Net asset value, end of period	$11.93	$11.59	$12.58

Total Return[e]	4.15%	(5.70% )	7.04%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$884	$1,495	$1,176

Ratios to average net assets:
Net investment income (loss)	2.39%	2.30%	2.36%
Total expenses	2.19%	1.93%	1.94%
Net expenses[c]	1.58%	1.57%	1.55%

Portfolio turnover rate	71%	91%	121%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 75

MUNICIPAL INCOME FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.
	Period Ended	Year Ended	Period Ended
	March 31,	September 30,	September 30,
Institutional Class	2014[a]	2013	2012[d]

Per Share Data
Net asset value, beginning of period	$11.60	$12.59	$11.98

Income (loss) from investment operations:
Net investment income (loss)[b]	.20	.40	.29
Net gain (loss) on investments (realized and unrealized)	.34	(.98)	.62

Total from investment operations	.54	(.58)	.91

Less distributions from:
Net investment income	(.20)	(.41)	(.30)

Total distributions	(.20)	(.41)	(.30)

Net asset value, end of period	$11.94	$11.60	$12.59

Total Return[e]	4.67%	(4.76% )	7.76%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,556	$6,343	$1,051

Ratios to average net assets:
Net investment income (loss)	3.36%	3.35%	3.37%
Total expenses	0.97%	0.93%	0.86%
Net expenses[c]	0.58%	0.57%	0.55%

Portfolio turnover rate	71%	91%	121%

†
Effective January 13, 2012, the Fund acquired all of the assets and liabilities of the TS&W/Claymore Tax-Advantage Balance Fund(“TYW”), a registered closed-end management investment company. The A-Class financial highlights for the periods prior to that date reflect performance of TYW.

*	Prior to January 13, 2012, the Fund’s fiscal year end was December 31. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[a]	Unaudited figures for the period ended March 31, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net expense information reflects the expense ratios after expense waivers.
[d]	Since commencement of operations: January 13, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[e]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

76 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

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THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 77

FUND PROFILE (Unaudited)	March 31, 2014

TOTAL RETURN BOND FUND

OBJECTIVE:	Seeks to provide total return, comprised of current income and capital appreciation.

Holdings Diversification
(Market Exposure as% of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

Guggenheim Limited Duration
Fund — Institutional Class	2.4%
Princess Juliana International
Airport Operating Company N.V.	1.4%
PNC Financial Services Group, Inc.	1.4%
KKR Financial CLO 2007-1 Ltd. — Class D	1.3%
RAIT CRE CDO I Ltd. — Class A1B	1.3%
Rockwall CDO Ltd. — Class A1LB	1.3%
N-Star Real Estate CDO IX Ltd.	1.2%
Itau Unibanco Holding S.A./Cayman
Island	1.2%
Castlelake Aircraft Securitization
Trust 2014-1 — Class A1	1.2%
JPMorgan Chase & Co.	1.2%

Top Ten Total	13.9%

Inception Dates:

A-Class	November 30, 2011
C-Class	November 30, 2011
Institutional Class	November 30, 2011

Portfolio Composition by Quality Rating*

Rating

Fixed Income Instruments
AAA	3.9%
AA	12.2%
A	22.1%
BBB	32.9%
BB	5.4%
B	7.3%
CCC	5.1%
CC	0.5%
D	0.7%
NR	0.9%
Other Instruments
Short Term Investments	4.0%
Preferred Stocks	2.7%
Mutual Funds	2.3%

Total Investments	100.0%

The chart above reflects percentages of the value of total investments.

*	Source: Factset. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, which are all a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted Moody’s and Fitch ratings to the equivalent S&P rating. Unrated securities do not necessarily indicate low credit quality. Security ratings are determined at the time of purchase and may change thereafter.

78 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

TOTAL RETURN BOND FUND

	SHARES	VALUE

PREFERRED STOCKS† - 2.8%
Aspen Insurance Holdings Ltd.
5.95%[1,2]	80,000	$1,984,800
Seaspan Corp.
6.38% due 04/30/19*	44,000	1,100,000
Wells Fargo & Co.
5.85%[1,2]	30,000	747,000
GSC Partners CDO Fund Limited/GSC
Partners CDO Fund Corp.
due 11/20/16*,1,3	1,325	594,236
Reinsurance Group of America, Inc.
6.20% due 09/15/42[1]	20,000	529,800
Morgan Stanley
7.13%[1,2]	16,000	424,480
AgriBank FCB
6.88%[1,2]	2,500	257,735
City National Corp.	8,000	221,680
WhiteHorse II Ltd.
due 06/15/17*,1,3	450,000	22,500

Total Preferred Stocks
(Cost $5,911,625)		5,882,231

MUTUAL FUNDS† - 2.4%
Guggenheim Limited Duration
Fund - Institutional Class[6]	199,760	4,994,007

Total Mutual Funds
(Cost $5,000,000)		4,994,007

SHORT TERM INVESTMENTS† - 4.2%
Federated U.S. Treasury Cash Reserve Fund	8,720,276	8,720,276

Total Short Term Investments
(Cost $8,720,276)		8,720,276

	FACE
	AMOUNT

ASSET BACKED SECURITIES†† - 50.0%
Rockwall CDO II Ltd.
2007-1A, 0.79% due 08/01/24[1,3]	$1,900,000	1,618,040
2007-1A, 0.49% due 08/01/24[1,3]	1,740,241	1,614,073
Castlelake Aircraft Securitization Trust
2014-1, 5.25% due 02/15/29†††	2,476,750	2,501,518
2014-1, 7.50% due 02/15/29†††	500,000	505,000
Rockwall CDO Ltd.
2006-1A, 0.74% due 08/01/21[1,3]	2,900,000	2,728,609
2006-1A, 0.89% due 08/01/21[1,3]	200,000	182,840
KKR Financial CLO 2007-1 Ltd.
2007-1A, 2.49% due 05/15/21[1,3]	2,900,000	2,788,639
RAIT CRE CDO I Ltd.
2006-1X, 0.49% due 11/20/46†††,1	3,249,118	2,749,403
N-Star Real Estate CDO IX Ltd.
0.51% due 02/01/41†††,5	2,847,389	2,587,422
Emerald Aviation Finance Ltd.
2013-1, 4.65% due 10/15/38[3]	2,045,312	2,065,766
2013-1, 6.35% due 10/15/38[3]	438,281	445,381
CKE Restaurant Holdings, Inc.
2013-1A, 4.47% due 03/20/43[3]	2,314,750	2,338,124
Drug Royalty II Limited Partnership
2012-1, 4.24% due 01/15/25[1,3]	2,255,573	2,306,323
Great Lakes CLO 2012-1 Ltd.
2012-1A, 4.34% due 01/15/23[1,3]	1,250,000	1,261,000
2012-1A, 0.00% due 01/15/23†††,3,8	1,000,000	905,200
T2 Income Fund CLO Ltd.
2007-1A, 1.74% due 07/15/19[1,3]	1,250,000	1,210,000
2007-1X, 1.74% due 07/15/19[1]	925,000	895,400
Telos CLO Ltd.
2013-3A, 3.24% due 01/17/24[1,3]	2,000,000	1,972,400
TICP CLO I Ltd.
2014-1A, 3.23% due 04/26/26[1,3]	2,000,000	1,968,400
ALM VII R Ltd.
2013-7RA, 2.84% due 04/24/24[1,3]	2,000,000	1,957,400
GSAA Home Equity Trust
2006-18, 6.00% due 11/25/36	1,812,896	1,282,836
2007-7, 0.42% due 07/25/37[1]	732,402	634,502
Duane Street CLO IV Ltd.
2007-4A, 2.49% due 11/14/21[1,3]	2,000,000	1,907,000
Argent Securities Incorporated
Asset-Backed Pass-Through
Certificates Series
2005-W3, 0.49% due 11/25/35[1]	2,018,559	1,902,686
Newstar Trust
2012-2A, 4.49% due 01/20/23[1,3]	1,000,000	1,002,300
2012-2A, 3.49% due 01/20/23[1,3]	750,000	751,725
Westchester CLO Ltd.
2007-1A, 0.68% due 08/01/22[1,3]	1,850,000	1,676,840
Gramercy Real Estate CDO 2007-1 Ltd.
2007-1A, 0.52% due 08/15/56[1,3]	1,798,209	1,539,087
ARES XXVI CLO Ltd.
2013-1A, 0.00% due 04/15/25[3,8]	1,850,000	1,522,735
CCR Incorporated MT100 Payment
Rights Master Trust
2010-CA, 0.60% due 07/10/17[1,3]	1,550,919	1,501,289
MCF CLO I LLC
2013-1A, 3.79% due 04/20/23[1,3]	1,500,000	1,482,900
Octagon Investment Partners XIX Ltd.
2014-1A, 3.08% due 04/15/26[1,3]	1,500,000	1,479,900
Greywolf CLO Ltd.
2014-1A, 3.08% due 04/22/26[1,3]	1,500,000	1,474,800
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48†††,3	1,483,561	1,467,539
Northwoods Capital Ltd.
2006-7X, 1.78% due 10/22/21	1,500,000	1,434,750
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37†††,3,7	1,408,046	1,415,790
Garanti Diversified Payment
Rights Finance Co.
2007-A, 0.43% due 07/09/17†††	1,456,000	1,379,560
West Coast Funding Ltd.
2006-1A, 0.37% due 11/02/41[1,3]	1,388,793	1,337,686
Highland Park CDO I Ltd.
2006-1A, 0.56% due 11/25/51[1,3,7]	1,432,951	1,315,879
Fraser Sullivan CLO VI Ltd.
2011-6A, 4.74% due 11/22/22[1,3]	1,250,000	1,250,908
COA Summit CLO Limited 2014-1
2014-1A, 3.04% due 04/20/23†††,1,3	1,250,000	1,244,875
Venture XIV CLO Ltd.
2013-14A, 2.98% due 08/28/25[1,3]	1,250,000	1,228,375
N-Star REL CDO VIII Ltd.
2006-8A, 0.51% due 02/01/41[1,3]	1,400,000	1,211,280
Structured Asset Securities Corporation
Mortgage Loan Trust
2006-OPT1, 0.41% due 04/25/36[1]	1,400,000	1,203,740

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 79

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2014

TOTAL RETURN BOND FUND

	FACE
	AMOUNT	VALUE

Race Point CLO Ltd.
2014-5AR, 3.08% due 12/15/22[1,3]	$1,100,000	$1,103,630
Marathon CLO II Ltd.
2005-2A, 2.03% due 12/20/19[1,3]	1,000,000	977,900
2005-2A, 0.00% due 12/20/19[3,8]	250,000	124,750
Salus CLO 2012-1 Ltd.
2013-1A, 5.74% due 03/05/21†††,1,3	750,000	773,100
2013-1AN, 3.99% due 03/05/21†††,1,3	300,000	300,570
Telos CLO 2007-2 Ltd.
2007-2A, 2.44% due 04/15/22[1,3]	1,100,000	1,043,350
Ivy Hill Middle Market Credit Fund VII Ltd.
2013-7A, 3.69% due 10/20/25[1,3]	1,000,000	997,500
Global Leveraged Capital Credit
Opportunity Fund
2006-1A, 1.24% due 12/20/18[1,3]	1,036,000	995,907
Halcyon Structured Asset Management
Long Secured/Short Unsecured 2007-2 Ltd.
2007-2A, 3.99% due 10/29/21[1,3]	1,000,000	986,200
ACA CLO 2007-1 Ltd.
2007-1A, 1.19% due 06/15/22[1,3]	1,075,000	984,163
Icon Brands Holdings LLC
2013-1A, 4.35% due 01/25/43†††,3	958,455	954,141
San Gabriel CLO Ltd.
2007-1A, 2.49% due 09/10/21[1,3]	1,000,000	953,400
CCR, Inc.
2012-CA, 4.75% due 07/10/22[3]	950,000	933,288
Churchill Financial Cayman Ltd.
2007-1A, 2.84% due 07/10/19[1,3]	1,000,000	930,700
Genesis Funding Ltd.
2006-1A, 0.40% due 12/19/32[1,3]	912,413	850,278
Finn Square CLO Ltd.
2012-1A, 0.00% due 12/24/23[3,8]	1,000,000	841,600
Textainer Marine Containers Ltd.
2012-1A, 4.21% due 04/15/27[3]	808,333	809,078
Acis CLO 2013-1 Ltd.
2013-1A, 3.19% due 04/18/24[1,3]	800,000	779,200
ARES XII CLO Ltd.
2007-12A, 3.48% due 11/25/20[1,3]	750,000	742,875
Central Park CLO Ltd.
2011-1A, 3.44% due 07/23/22[1,3]	750,000	738,750
Triton Container Finance LLC
2012-1A, 4.21% due 05/14/27[3]	726,833	729,033
Lehman XS Trust
2007-9, 0.27% due 06/25/37[1]	828,231	723,967
GSAMP Trust
2005-HE6, 0.59% due 11/25/35[1]	800,000	711,565
Newstar Commercial Loan Funding 2013-1 LLC
2013-1A, 4.78% due 09/20/23[1,3]	700,000	700,000
Grayson CLO Ltd.
2006-1A, 0.65% due 11/01/21[1,3]	750,000	690,375
Black Diamond CLO 2012-1 Ltd.
2013-1A, 3.49% due 02/01/23[1,3]	650,000	650,000
Halcyon Loan Advisors Funding 2012-2 Ltd.
2012-2A, 4.73% due 12/20/24[1,3]	600,000	602,340
New Century Home Equity Loan Trust
2005-1, 0.87% due 03/25/35[1]	685,917	597,559
Babcock & Brown Air Funding I Ltd.
2007-1A, 0.62% due 11/14/33[1,3]	715,318	593,714
Ares XXV CLO Ltd.
2013-3A, 0.00% due 01/17/24[3,8]	750,000	589,800
Blade Engine Securitization Ltd.
2006-1A, 1.16% due 09/15/41[1]	840,292	588,205
Newcastle Cdo Viii 1 Ltd.
2006-8A, 0.43% due 11/25/52†††,1,3	600,649	575,121
GreenPoint Mortgage Funding Trust
2005-HE4, 0.86% due 07/25/30[1]	600,000	542,960
Pacifica CDO V Corp.
2006-5A, 5.81% due 01/26/20[3]	500,000	509,800
Apidos CDO IX
2012-9A, 3.99% due 07/15/23[1,3]	500,000	501,900
GoldenTree Credit Opportunities
2012-1 Financing Ltd.
2012-1A, 4.23% due 09/15/24[1,3]	500,000	501,200
Ivy Hill Middle Market Credit Fund Ltd.
2011-3A, 6.24% due 01/15/22[1,3]	250,000	251,075
2011-3A, 6.74% due 01/15/22[1,3]	250,000	250,000
Cerberus Offshore Levered I, LP
2012-1A, 6.23% due 11/30/18[1,3]	250,000	250,575
2012-1A, 4.98% due 11/30/18[1,3]	250,000	249,825
Golub Capital Partners CLO Ltd.
2014-18A, 3.73% due 04/25/26†††,1,3	500,000	500,300
Garrison Funding 2013-2 Ltd.
2013-2A, 3.73% due 09/25/23†††,1,3	500,000	498,700
DIVCORE CLO Ltd.
2013-1A B, 4.05% due 11/15/32†††	500,000	497,750
Flagship CLO VI
2007-1A, 2.64% due 06/10/21[1,3]	500,000	477,550
MC Funding Limited/MC
Funding 2006-1 LLC
2006-1A, 1.18% due 12/20/20[1,3]	500,000	476,800
Gleneagles CLO Ltd.
2005-1A, 1.14% due 11/01/17[1,3]	500,000	475,200
ICE EM CLO
2007-1A, 0.93% due 08/15/22[1,3]	500,000	471,250
NewStar Commercial Loan Trust
2007-1A, 1.53% due 09/30/22[1,3]	500,000	468,350
TCW Global Project Fund III Ltd.
2005-1A, 0.89% due 09/01/17†††,1,3	500,000	464,400
Golub Capital Partners Fundings Ltd.
2007-1A, 0.98% due 03/15/22[1,3]	500,000	463,850
Westwood CDO I Ltd.
2007-1A, 0.90% due 03/25/21[1,3]	500,000	463,050
Copper River CLO Ltd.
2007-1A, 1.04% due 01/20/21[1,3]	500,000	452,650
Northwind Holdings LLC
2007-1A, 1.02% due 12/01/37[1,3]	456,875	419,320
Aerco Ltd.
2000-2A, 1.12% due 07/15/25[1]	664,169	401,025
Golub Capital Partners CLO 17 Ltd.
2013-17A, 3.99% due 10/25/25[1,3]	400,000	398,200
Acis CLO 2013-2 Ltd.,
3.45% due 10/14/22[1,3]	375,000	371,400
Airplanes Pass Through Trust
2001-1A, 0.71% due 03/15/19[1]	779,254	366,250
OFSI Fund Ltd.
2006-1A, 1.08% due 09/20/19[1,3]	370,000	356,199
TICC CLO 2012-1 LLC
2012-1A, 4.98% due 08/25/23[1,3]	350,000	351,610
Carlyle Global Market Strategies
CLO 2012-3 Ltd.
2012-3A, 0.00% due 10/04/24[3,8]	250,000	234,600

80 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2014

TOTAL RETURN BOND FUND

	FACE
	AMOUNT	VALUE

Eastland CLO Ltd.
2007-1A, 0.64% due 05/01/22[1,3]	$250,000	$222,625
Newcastle CDO IX 1 Ltd.
2007-9A, 0.41% due 05/25/52[1,3,7]	222,601	221,933
Avis Budget Rental Car Funding AESOP LLC
2013-2A, 4.00% due 05/21/18[3]	200,000	207,800
Drug Royalty Limited Partnership
2012-1, 5.49% due 07/15/24[1,3]	169,487	176,091
First Franklin Mortgage Loan Trust
2006-FF1, 0.49% due 01/25/36[1]	150,000	129,867
Structured Asset Receivables Trust Series
2005-1A, 0.74% due 01/21/15[1,3]	126,966	120,300
Vega Containervessel plc
2006-1A, 5.56% due 02/10/21†††,3	94,279	92,421
Raspro Trust
2005-1A, 0.63% due 03/23/24[1,3]	98,740	89,853
Castle Trust
2003-1AW, 0.91% due 05/15/27[1,3]	58,623	55,692
Legg Mason Real Estate CDO I Ltd.
2006-1A, 0.43% due 03/25/38[1,3]	16,646	16,363
BlackRock Senior Income Series
2004-1X, 0.00% due 09/15/16[8]	500,000	50

Total Asset Backed Securities
(Cost $103,410,017)		104,820,763

CORPORATE BONDS†† - 27.8%

FINANCIALS - 15.7%
General Electric Capital Corp.
7.13% due 12/15/49[1,2,7]	1,920,000	2,188,799
5.25% due 06/29/49[1,2]	1,000,000	972,700
EPR Properties
5.25% due 07/15/23[7]	2,250,000	2,286,437
5.75% due 08/15/22	680,000	720,450
PNC Financial Services Group, Inc.
4.85% due 05/29/49[1,2]	3,050,000	2,859,375
Itau Unibanco Holding S.A./Cayman Island
5.13% due 05/13/23[3,7]	2,650,000	2,544,000
JPMorgan Chase & Co.
5.15% due 12/31/49[1,2,7]	2,625,000	2,460,937
AmTrust Financial Services, Inc.
6.13% due 08/15/23[3]	2,000,000	1,985,860
Icahn Enterprises Limited Partnership/Icahn
Enterprises Finance Corp.
6.00% due 08/01/20[3]	1,550,000	1,643,000
3.50% due 03/15/17[3]	200,000	202,000
Bank of America Corp.
5.20% due 12/29/49[1,2]	1,950,000	1,833,000
Fifth Third Bancorp
5.10% due 12/31/49[1,2]	1,840,000	1,692,800
Prudential Financial, Inc.
5.63% due 06/15/43[1,7]	1,200,000	1,224,000
5.88% due 09/15/42[1]	300,000	313,125
Bank of New York Mellon Corp.
4.50% due 12/31/49[1,2]	1,280,000	1,164,800
Credit Suisse AG
6.50% due 08/08/23[3]	1,000,000	1,097,500
National Rural Utilities Cooperative
Finance Corp.
4.75% due 04/30/43[1]	1,000,000	945,000
Credit Acceptance Corp.
6.13% due 02/15/21[3]	860,000	894,400
Ironshore Holdings US, Inc.
8.50% due 05/15/20[3]	720,000	839,398
Schahin II Finance Company SPV Ltd.
5.88% due 09/25/22[3,7]	835,800	805,502
StanCorp Financial Group, Inc.
5.00% due 08/15/22	650,000	662,227
Jefferies Group LLC
6.88% due 04/15/21	550,000	640,443
Kennedy-Wilson, Inc.
8.75% due 04/01/19	500,000	546,250
CICRMT 2014-A A
4.89% due 10/08/21	500,000	500,000
QBE Capital Funding III Ltd.
7.25% due 05/24/41[1,3]	368,000	393,760
Susquehanna Bancshares, Inc.
5.38% due 08/15/22	400,000	391,821
Nationwide Mutual Insurance Co.
9.38% due 08/15/39[3]	210,000	308,834
Allstate Corp.
5.75% due 08/15/53[1]	250,000	262,500
Jackson National Life Insurance Co.
8.15% due 03/15/27[3]	125,000	159,782
National Life Insurance Co.
10.50% due 09/15/39[3]	100,000	138,914
MetLife Capital Trust IV
7.88% due 12/15/37[3]	115,000	135,700
Scottrade Financial Services, Inc.
6.13% due 07/11/21[3]	125,000	126,819
Prosight Global Inc.
7.50% due 11/20/20†††,5	100,000	98,910
LCP Dakota Fund
10.00% due 08/17/15[5]	30,933	30,933

Total Financials		33,069,976

CONSUMER DISCRETIONARY - 3.3%
GLP Capital Limited Partnership/GLP
Financing II, Inc.
4.88% due 11/01/20[3]	2,000,000	2,052,500
4.38% due 11/01/18[3]	150,000	153,938
Hawaiian Airlines 2013-1 Class A
Pass Through Certificates
3.90% due 01/15/26	1,570,000	1,517,012
Northern Group Housing LLC
6.80% due 08/15/53[3]	1,200,000	1,261,380
Continental Airlines 2012-2 Class B
Pass Through Trust
5.50% due 10/29/20	300,000	315,750
WMG Acquisition Corp.
6.00% due 01/15/21[3]	300,000	312,750
Dufry Finance SCA
5.50% due 10/15/20[3]	300,000	312,528
Continental Airlines 2012-1 Class B
Pass Through Trust
6.25% due 04/11/20	284,797	304,021
Laureate Education, Inc.
9.25% due 09/01/19[3]	220,000	234,300
GRD Holdings III Corp.
10.75% due 06/01/19[3]	125,000	137,500

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 81

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2014

TOTAL RETURN BOND FUND

	FACE
	AMOUNT	VALUE

Delta Air Lines 2011-1 Class B
Pass Through Trust
7.13% due 10/15/14	$130,000	$133,575
Atlas Air 1999-1 Class A-1 Pass
Through Trust
7.20% due 01/02/19[5]	91,923	99,621
Stanadyne Corp.
10.00% due 08/15/14	60,000	59,775

Total Consumer Discretionary		6,894,650

MATERIALS - 2.9%
Barrick Gold Corp.
4.10% due 05/01/23[7]	2,300,000	2,181,860
Newcrest Finance Pty Ltd.
4.20% due 10/01/22[3]	850,000	733,226
4.45% due 11/15/21[3,7]	625,000	559,551
TPC Group, Inc.
8.75% due 12/15/20[3]	1,000,000	1,096,250
AngloGold Ashanti Holdings plc
5.13% due 08/01/22	875,000	815,833
Alcoa, Inc.
5.40% due 04/15/21	530,000	556,054
5.87% due 02/23/22	100,000	105,446
Xstrata Finance Canada Ltd.
4.95% due 11/15/21[3]	125,000	129,203

Total Materials		6,177,423

INDUSTRIALS - 2.5%
Princess Juliana International Airport
Operating Company N.V.
5.50% due 12/20/27[3]	3,069,030	3,022,995
Chicago Bridge & Iron Co.
5.15% due 12/27/22†††,5	750,000	721,575
ADT Corp.
4.13% due 04/15/19	650,000	644,924
SBM Baleia Azul Sarl
5.50% due 09/15/27†††,5	471,900	457,696
Embraer S.A.
5.15% due 06/15/22	200,000	207,500
Marquette Transportation Company
LLC/Marquette Transportation
Finance Corp.
10.88% due 01/15/17	120,000	126,300

Total Industrials		5,180,990

ENERGY - 1.0%
Reliance Holding USA, Inc.
5.40% due 02/14/22[3]	550,000	575,977
Crestwood Midstream Partners Limited
Partnership/Crestwood Midstream
Finance Corp.
7.75% due 04/01/19	425,000	461,125
SESI LLC
7.13% due 12/15/21	400,000	446,000
Midstates Petroleum Company
Incorporated/Midstates
Petroleum Co LLC
10.75% due 10/01/20	200,000	221,000
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35% due 06/30/21[3]	202,500	210,094
Bill Barrett Corp.
7.63% due 10/01/19	125,000	135,469
Eagle Rock Energy Partners Limited
Partnership/Eagle Rock Energy
Finance Corp.
8.38% due 06/01/19	110,000	119,350

Total Energy		2,169,015

UTILITIES - 0.9%
Sabine Pass Liquefaction LLC
6.25% due 03/15/22[3]	920,000	959,100
5.63% due 04/15/23	582,000	579,090
Legacy Reserves Limited Partnership/Legacy
Reserves Finance Corp.
6.63% due 12/01/21	350,000	349,125

Total Utilities		1,887,315

INDUSTRIAL - 0.5%
QVC, Inc.
4.85% due 04/01/24[3]	1,000,000	1,013,055

TELECOMMUNICATION SERVICES - 0.4%
DISH DBS Corp.
5.88% due 07/15/22	500,000	533,750
Avaya, Inc.
7.00% due 04/01/19[3]	250,000	248,125

Total Telecommunication Services		781,875

FINANCIAL INSTITUTIONS - 0.2%
Tri-Command Military Housing LLC
5.38% due 02/15/48[3]	568,190	484,218

CONSUMER STAPLES - 0.2%
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[3]	224,000	244,160
Harbinger Group, Inc.
7.88% due 07/15/19	200,000	219,500

Total Consumer Staples		463,660

CAYMAN ISLANDS - 0.1%
Government of the Cayman Islands
5.95% due 11/24/19[3]	125,000	141,250

BAHAMAS - 0.1%
Commonwealth of the Bahamas
6.95% due 11/20/29[3]	110,000	118,360

Total Corporate Bonds
(Cost $58,600,841)		58,381,787

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 8.3%
Alternative Loan Trust
2003-18CB, 5.25% due 09/25/33	2,246,780	2,333,675
Hilton USA Trust 2013-HLT,
4.41% due 11/05/30[3]	1,750,000	1,780,215
Boca Hotel Portfolio Trust
2013-BOCA, 3.21% due 08/15/26[1,3]	1,700,000	1,702,289
HarborView Mortgage Loan Trust
2006-12, 0.35% due 01/19/38[1]	1,641,575	1,379,233
BBCMS Trust
2013-TYSN, 3.71% due 09/05/32[3]	1,500,000	1,370,435
BB-UBS Trust
2012-SHOW, 4.03% due 11/05/36[1,3]	1,500,000	1,340,591

82 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2014

TOTAL RETURN BOND FUND

	FACE
	AMOUNT	VALUE

Washington Mutual Mortgage
Pass-Through Certificates WMALT
Series 2006-AR9 Trust
2006-AR9, 0.97% due 11/25/46[1]	$1,577,903	$1,050,585
Wells Fargo Alternative Loan 2007-PA3 Trust
2007-PA3, 6.25% due 07/25/37	1,059,262	963,431
Spirit Master Funding LLC
2007-1A, 5.74% due 03/20/25[3]	537,837	551,848
2006-1A, 5.76% due 03/20/24[3]	205,689	214,431
Motel 6 Trust
2012-MTL6, 3.78% due 10/05/25[3]	750,000	755,296
Madison Avenue Trust,
4.03% due 10/12/32[1,3]	750,000	738,145
SRERS-2011 Funding Ltd. 2011-RS,
0.40% due 05/09/46[1,3]	725,949	671,430
Residential Asset Securitization Trust
2006-A12, 6.25% due 11/25/36	776,342	596,923
Nomura Resecuritization Trust
2012-1R, 0.60% due 08/27/47[1,3]	585,850	539,744
Chase Mortgage Finance Trust Series
2006-S3, 6.00% due 11/25/36	571,904	494,170
Washington Mutual Mortgage Pass-Through
Certificates WMALT Series 2006-8 Trust
2006-8, 5.77% due 10/25/36	672,575	469,760
Credit Suisse Mortgage Capital Certificates
2006-TF2A, 0.56% due 10/15/21[1,3]	250,000	242,078
BAMLL-DB Trust
2012-OSI, 5.81% due 04/13/29[3]	200,000	210,573

Total Collateralized Mortgage Obligations
(Cost $17,320,842)		17,404,852

SENIOR FLOATING RATE INTERESTS†† - 5.7%

INDUSTRIALS - 1.6%
Rise Ltd.
4.74% due 02/12/39	1,200,000	1,209,000
Travelport Holdings Ltd.
6.25% due 06/26/19	1,012,350	1,034,814
AABS Ltd.
4.87% due 01/15/38†††	463,542	467,018
Emerald Expositions
5.50% due 06/17/20	272,939	274,759
CPM Acquisition Corp.
6.25% due 08/29/17	170,636	171,703
10.25% due 03/01/18	70,000	70,875
Thermasys Corp.
5.25% due 05/03/19	98,750	98,256
IPC Systems, Inc.
7.75% due 07/31/17	60,000	60,000

Total Industrials		3,386,425

CONSUMER DISCRETIONARY - 1.3%
Centaur LLC
5.25% due 02/20/19	921,147	922,879
Neiman Marcus Group, Inc.
4.25% due 10/25/20	600,000	601,560
Fleetpride Corp.
5.25% due 11/19/19	543,125	535,521
9.25% due 05/15/20	60,000	58,950
1-800 Contacts, Inc.
4.25% due 01/31/21	300,000	300,525
Laureate Education, Inc.
5.00% due 06/15/18	172,183	170,462
Capital Automotive LP
6.00% due 04/30/20	100,000	102,125
Navistar, Inc.
5.75% due 08/17/17	62,500	63,489
Container Store, Inc.
4.25% due 04/06/19	35,905	35,950

Total Consumer Discretionary		2,791,461

TELECOMMUNICATION SERVICES - 1.1%
Associated Partners, Inc.
6.66% due 12/21/15†††,5	1,000,000	1,002,500
Avaya, Inc.
4.73% due 10/26/17	83982,179	958,135
Light Tower Fiber LLC
4.00% due 04/13/20	397,000	394,273

Total Telecommunication Services		2,354,908

INFORMATION TECHNOLOGY - 0.7%
EIG Investors Corp.
5.00% due 11/09/19	641,899	645,109
Sabre, Inc.
4.25% due 02/19/19	373,599	373,442
SumTotal Systems
6.25% due 11/16/18	309,334	307,400
Deltek, Inc.
4.50% due 10/10/18	197,995	198,985
Aspect Software, Inc.
7.25% due 05/07/16	16,755	16,965

Total Information Technology		1,541,901

FINANCIALS - 0.7%
Nuveen Investments, Inc.
4.15% due 05/13/17	750,000	751,741
National Financial Partners
5.25% due 07/01/20	397,005	398,867
American Stock Transfer & Trust
5.75% due 06/26/20	242,867	243,675
First Data Corp.
4.15% due 03/23/18	20,000	20,033

Total Financials		1,414,316

CONSUMER STAPLES - 0.3%
Grocery Outlet, Inc.
5.50% due 12/17/18	296,478	297,035
Arctic Glacier Holdings, Inc.
5.00% due 05/10/19	143,067	143,246
Performance Food Group
6.25% due 11/14/19	99,749	101,078

Total Consumer Staples		541,359

Total Senior Floating Rate Interests
(Cost $11,913,741)		12,030,370

MORTGAGE BACKED SECURITIES†† - 1.8%
Fannie Mae[4]
2013-28, 3.00% due 04/25/43	1,373,059	1,112,905
2013-34, 3.00% due 04/25/43	706,010	629,451
2013-17, 2.50% due 03/25/43	436,918	364,219
2013-54, 3.00% due 06/25/43	178,885	143,655

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 83

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2014

TOTAL RETURN BOND FUND

	FACE
	AMOUNT	VALUE

Freddie Mac[4]
2013-4184, 3.00% due 03/15/43	$816,426	$664,646
2013-4180, 3.00% due 03/15/43	681,593	583,469
2013-4224, 3.00% due 07/15/43	303,787	276,271

Total Mortgage Backed Securities
(Cost $4,365,723)		3,774,616

MUNICIPAL BONDS†† - 1.8%

ILLINOIS - 1.2%
County of Cook Illinois General
Obligation Unlimited
6.23% due 11/15/34	1,900,000	2,058,422
City of Chicago Illinois General
Obligation Unlimited
6.31% due 01/01/44	300,000	305,880
5.00% due 01/01/27	200,000	207,356

Total Illinois		2,571,658

MICHIGAN - 0.4%
City of Detroit Michigan Water Supply
System Revenue Revenue Bonds
5.00% due 07/01/33	600,000	599,220
5.00% due 07/01/30	50,000	49,016
City of Detroit Michigan Sewage
Disposal System Revenue Revenue Bonds
5.50% due 07/01/22	170,000	171,103

Total Michigan		819,339

CALIFORNIA - 0.1%
County of Sacramento California
Revenue Bonds
7.25% due 08/01/25	180,000	197,055

ALABAMA - 0.1%
County of Jefferson Alabama Sewer
Revenue Revenue Bonds
0.00% due 10/01/34	550,000	157,053

OTHER TERRITORIES - 0.0%
Commonwealth of Puerto Rico General
Obligation Unlimited
8.00% due 07/01/35	30,000	27,994

Total Municipal Bonds
(Cost $3,725,927)		3,773,099

Total Investments - 104.8%
(Cost $218,968,992)		$219,782,001

Other Assets & Liabilities, net - (4.8)%		(10,060,919)

Total Net Assets - 100.0%		$209,721,082

84 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	March 31, 2014

TOTAL RETURN BOND FUND

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS††

	Receive						Unrealized
	Floating	Floating	Fixed	Maturity	Notional	Market	Appreciation/
Counterparty	Rate	Rate Index	Rate	Date	Amount	Value	(Depreciation)

Merrill Lynch	Receive	3-Month USD-LIBOR	3.89%	09/09/2043	$2,750,000	$189,200	$189,200
Merrill Lynch	Receive	3-Month USD-LIBOR	3.68%	08/29/2043	2,000,000	62,000	62,000
Merrill Lynch	Receive	3-Month USD-LIBOR	1.70%	08/29/2018	8,200,000	48,380	48,380
Merrill Lynch	Receive	3-Month USD-LIBOR	3.65%	09/26/2018	900,000	20,070	20,070
Merrill Lynch	Receive	3-Month USD-LIBOR	1.59%	09/26/2018	18,000,000	(23,400)	(23,400)

							$296,250

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Variable rate security. Rate indicated is rate effective at March 31, 2014.
[2]	Perpetual maturity.
[3]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $119,194,488 (cost $117,334,571), or 56.8% of total net assets.
[4]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[5]	Illiquid security.
[6]	Affiliated funds.
[7]	Security or a portion thereof is held as collateral for reverse repurchase agreements — See Note 11.
[8]	Security with no rate was unsettled at March 31, 2014.
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 85

TOTAL RETURN BOND FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2014

ASSETS:
Investments in unaffiliated issuers, at value
(cost $213,968,992)	$214,787,994
Investments in affiliated issuers, at value
(cost $5,000,000)	4,994,007

Total Investments (cost $218,968,992)	219,782,001
Cash	4,367,262
Segregated cash with broker	971,854
Unrealized appreciation on swap agreements	319,650
Prepaid expenses	60,674
Receivables:
Securities sold	3,821,470
Fund shares sold	1,406,215
Interest	1,304,619
Investment advisor	55,488
Dividends	46,827

Total assets	232,136,060

LIABILITIES:
Reverse Repurchase Agreements	13,164,670
Due to broker	310,079
Unrealized depreciation on swap agreements	23,400
Payable for:
Securities purchased	8,073,609
Fund shares redeemed	496,204
Management fees	83,956
Distribution and service fees	28,974
Fund accounting/administration fees	16,045
Transfer agent/maintenance fees	10,420
Trustees’ fees*	119
Miscellaneous	207,502

Total liabilities	22,414,978

NET ASSETS	$209,721,082

NET ASSETS CONSIST OF:
Paid in capital	$210,049,924
Accumulated net investment loss	(1,093,662)
Accumulated net realized loss on investments	(344,439)
Net unrealized appreciation on investments	1,109,259

Net assets	$209,721,082

A-CLASS:
Net assets	$74,911,014
Capital shares outstanding	2,812,279
Net asset value per share	$26.64

Maximum offering price per share
(Net asset value divided by 95.25%)	$27.97

C-CLASS:
Net assets	$16,148,513
Capital shares outstanding	606,306
Net asset value per share	$26.63

INSTITUTIONAL CLASS:
Net assets	$118,661,555
Capital shares outstanding	4,450,515
Net asset value per share	$26.66

STATEMENT OF OPERATIONS (Unaudited)

Period Ended March 31, 2014

INVESTMENT INCOME:
Interest	$4,834,783
Dividends	442,052
Other income	2,089

Total investment income	5,278,924

EXPENSES:
Management fees	438,055
Transfer agent/maintenance fees
A-Class	60,555
C-Class	9,317
Institutional Class	12,405
Distribution and service fees:
A-Class	89,299
C-Class	76,586
Fund accounting/administration fees	83,229
Short interest expense	88,349
Line of credit interest expense	12,247
Trustees’ fees*	6,868
Custodian fees	1,872
Tax expense	4
Miscellaneous	118,462

Total expenses	997,248

Less:
Expenses waived by Advisor	(198,924)
Expenses waived by Transfer Agent
A-Class	(14,159)
C-Class	(2,086)
Institutional class	(12,405)

Total expenses waived	(227,574)

Net investment income	4,509,250

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	203,708
Swap agreements	279,466

Net realized gain	483,174

Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	3,517,795
Investments in affiliated issuers	5,993
Swap agreements	27,639

Net change in unrealized appreciation (depreciation)	3,551,427

Net realized and unrealized gain	4,034,601

Net increase in net assets resulting from operations	$8,543,851

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

86 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	March 31,	Year Ended
	2014	September 30,
	(Unaudited)	2013

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,509,250	$7,630,397
Net realized gain (loss) on investments	483,174	(827,535)
Net change in unrealized appreciation (depreciation) on investments	3,551,427	(4,499,916)

Net increase in net assets resulting from operations	8,543,851	2,302,946

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
A-Class	(2,180,880)	(4,198,859)
C-Class	(413,340)	(480,541)
Institutional Class	(2,878,190)	(3,074,263)
Net realized gains
A-Class	–	(123,764)
C-Class	–	(14,771)
Institutional Class	–	(95,407)

Total distributions to shareholders	(5,472,410)	(7,987,605)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
A-Class	19,201,524	137,427,154
C-Class	2,439,611	16,018,870
Institutional Class	45,648,771	85,915,365
Distributions reinvested
A-Class	1,931,121	3,973,854
C-Class	367,348	466,640
Institutional Class	2,368,614	2,862,381
Cost of shares redeemed
A-Class	(21,802,572)	(93,839,214)
C-Class	(2,580,743)	(6,970,535)
Institutional Class	(9,223,872)	(53,732,302)

Net increase from capital share transactions	38,349,802	92,122,213

Net increase in net assets	41,421,243	86,437,554

NET ASSETS:
Beginning of period	168,299,839	81,862,285

End of period	$209,721,082	$168,299,839

Distributions in excess of net investment income at end of period	$(1,093,662)	$(130,502)

CAPITAL SHARE ACTIVITY:
Shares sold
A-Class	724,659	5,090,896
C-Class	91,972	592,730
Institutional Class	1,719,492	3,206,663
Shares issued from reinvestment of distributions
A-Class	73,012	148,154
C-Class	13,895	17,425
Institutional Class	89,447	106,608
Shares redeemed
A-Class	(826,170)	(3,555,975)
C-Class	(97,930)	(261,112)
Institutional Class	(348,877)	(2,002,250)

Net increase in shares	1,439,500	3,343,139

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 87

TOTAL RETURN BOND FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Period Ended
	March 31,	September 30,	September 30,
A-Class	2014 [a]	2013	2012 [b]

Per Share Data
Net asset value, beginning of period	$26.16	$26.51	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	.65	1.20	1.08
Net gain (loss) on investments (realized and unrealized)	.53	(.28)	1.35

Total from investment operations	1.18	.92	2.43

Less distributions from:
Net investment income	(.70)	(1.23)	(.92)
Net realized gains	—	(.04)	—

Total distributions	(.70)	(1.27)	(.92)

Net asset value, end of period	$26.64	$26.16	$26.51

Total Return[d]	4.97%	3.53%	9.78%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$74,911	$74,328	$30,689

Ratios to average net assets:
Net investment income (loss)	4.92%	4.47%	5.10%
Total expenses	1.37%	1.27%	1.51%
Net expenses[e,f]	1.10%	0.98%	0.85%

Portfolio turnover rate	20%	94%	69%

	Period Ended	Year Ended	Period Ended
	March 31,	September 30,	September 30,
C-Class	2014 [a]	2013	2012 [b]

Per Share Data
Net asset value, beginning of period	$26.16	$26.50	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	.58	.99	.94
Net gain (loss) on investments (realized and unrealized)	.50	(.27)	1.32

Total from investment operations	1.08	.72	2.26

Less distributions from:
Net investment income	(.61)	(1.02)	(.76)
Net realized gains	—	(.04)	—

Total distributions	(.61)	(1.06)	(.76)

Net asset value, end of period	$26.63	$26.16	$26.50

Total Return[d]	4.60%	2.77%	9.09%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,149	$15,654	$6,607

Ratios to average net assets:
Net investment income (loss)	4.37%	3.70%	4.38%
Total expenses	1.91%	2.07%	2.26%
Net expenses[e,f]	1.66%	1.77%	1.63%

Portfolio turnover rate	20%	94%	69%

88 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN BOND FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Period Ended
	March 31,	September 30,	September 30,
Institutional Class	2014 [a]	2013	2012 [b]

Per Share Data
Net asset value, beginning of period	$26.19	$26.54	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	.72	1.28	1.06
Net gain (loss) on investments (realized and unrealized)	.50	(.27)	1.44

Total from investment operations	1.22	1.01	2.50

Less distributions from:
Net investment income	(.75)	(1.32)	(.96)
Net realized gains	—	(.04)	—

Total distributions	(.75)	(1.36)	(.96)

Net asset value, end of period	$26.66	$26.19	$26.54

Total Return[d]	5.13%	3.88%	10.09%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$118,662	$78,318	$44,566

Ratios to average net assets:
Net investment income (loss)	5.46%	4.78%	4.91%
Total expenses	0.82%	0.89%	0.99%
Net expenses[e,f]	0.56%	0.64%	0.52%

Portfolio turnover rate	20%	94%	69%

a	Unaudited figures for the period ended March 31, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Since commencement of operations: November 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
c	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
d	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
e	Net expense information reflects the expense ratios after expense waivers, and includes interest expense if any.
f	Excluding interest expense, the operating expense ratios for the periods presented would be:

	03/31/14	09/30/13	09/30/12

A-Class	0.93%	0.86%	0.82%
C-Class	1.49%	1.64%	1.59%
Institutional Class	0.40%	0.52%	0.50%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 89

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization, and Significant Accounting Policies Organization

Guggenheim Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as a non-diversified, open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each Fund separately.

Effective January 13, 2012, the TS&W/Claymore Tax-Advantage Balance Fund (“TYW”) was reorganized with and into the Municipal Income Fund. For Financial reporting purposes, TYW’s financial and performance history prior to the reorganization has been carried forward and is reflected in the Municipal Income Fund’s financial statements and financial highlights.

The Trust offers a combination of four separate classes of shares, A-Class shares, B-Class shares, C-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. B-Class shares were offered without a front-end sales charge, but were subject to a CDSC of up to 5% for five years and convert to A-Class shares after eight years. Effective January 4, 2010, subscriptions for B-Class shares are no longer accepted. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares have a minimum initial investment of $2 million and a minimum account balance of $1 million. Institutional Class shares are offered without a front-end sales charge or a CDSC.

As of January 1, 2012, A-Class, C-Class and Institutional Class shares of High Yield Fund are subject to a 2% redemption fee when shares are redeemed or exchanged within 90 days of purchase.

At March 31, 2014, the Trust consisted of sixteen separate funds. This report covers certain Income Funds (the “Funds”) , while the other funds are contained in separate reports. Only A-Class, B-Class, C-Class and Institutional Class shares had been issued by the Funds.

Guggenheim Investments (“GI”) provides advisory services to the Funds. Rydex Fund Services, LLC (“RFS”) acts as the transfer agent and provides administrative and accounting services to the Funds. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter to the Funds. GI, RFS and GFD are affiliated entities.

Guggenheim Partners Investment Management (“GPIM”), an affiliate of GI serves as investment sub-advisor (the “Sub-Advisor”) to the Municipal Income Fund and is responsible for the day-to-day management of the Fund’s portfolio.

Significant Accounting Policies

 The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. Valuations of the Funds’ securities are supplied primarily by pricing services approved by the Board of Trustees. A Valuation Committee (“Valuation Committee”) is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed. The Valuation Committee will review the valuation of all assets which have been fair valued for reasonableness. The Trust’s officers, through the Valuation Committee under the general supervision of the Board of Trustees, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.

U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business. Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

90 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.

Premiums received from options written are entered in a Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When an option written expires, or if a Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market, or price derived from significant observable inputs and is also compared to broker quote (matrixed). If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such loan is fair valued by the Valuation Committee.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined using the last quoted value of the index that the swap pertains to at the close of the NYSE, adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements.

Interest rate swap agreements entered into by a Fund are accounted for using the unrealized gain or loss on the agreements that is determined using the spread priced off the previous day’s CME price

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, the Board of Trustees has authorized the Valuation Committee and GI to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

B. Senior loans in which the Funds invests generally pay interest based on rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at March 31, 2014.

C. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 91

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

D. The Funds may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Funds actually take delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

E. The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

F. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain/loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.

H. Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency. The change in value of the contract is recorded as unrealized appreciation or depreciation until the forward foreign currency contract is closed. When the forward foreign currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

I. Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are allocated to the funds on the basis of relative net assets. Class specific expenses, such as 12b-1 fees, and transfer agent fees are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a Fund are allocated to each respective class in proportion to the relative net assets of each class.

J. The Funds declare dividends from investment income daily. Each Fund pays its shareholders from its net investment income monthly and distributes any net capital gains that it has realized, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.

K. Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. For the period ended March 31, 2014, there were no earnings credits received.

L. Under the Funds’ organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments

As part of their investment strategy, the Funds utilize a variety of derivative instruments including futures, options and swap agreements.

92 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts and related options, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as restricted cash on the Statement of Assets and Liabilities; securities held as collateral are noted on the Schedule of Investments.

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

An option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security (put option) or the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security (call option) at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities and a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.

In conjunction with the use of futures, options and swap agreements, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Floating Rates Strategies Fund, High Yield Fund, Investment Grade Bond Fund, Macro Opportunities Fund and Total Return Bond Fund utilized derivatives to achieve leveraged exposure. The use of derivative instruments by a Fund to achieve leveraged exposure to the underlying index creates leveraging risk. The more a Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. A Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since a Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index.

3. Fees and Other Transactions with Affiliates

Management fees are paid monthly to GI based on the following annual rates:

Management Fees
Fund	(as a% of net assets)

Floating Rate Strategies Fund	0.65%
High Yield Fund	0.60%
Investment Grade Bond Fund	0.50%
Limited Duration Fund	0.45%
Macro Opportunities Fund	0.89%
Municipal Income Fund	0.50%
Total Return Bond Fund	0.50%

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 93

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

RFS also acts as the administrative agent for the Funds, and as such performs administrative functions and the bookkeeping, accounting and pricing functions for each Fund. For these services, RFS receives the following:

Fund Accounting/
Administrative Fees
Fund	(as a% of net assets)

Floating Rate Strategies Fund	0.095%
High Yield Fund	0.095%
Investment Grade Bond Fund	0.095%
Limited Duration Fund	0.095%
Macro Opportunities Fund	0.095%
Municipal Income Fund	0.095%
Total Return Bond Fund	0.095%

Minimum annual charge per Fund	$25,000
Certain out-of-pocket charges	Varies

RFS is paid the following for providing transfer agent services to the Funds. The transfer agent fees are assessed to the applicable class of the Funds in which they were incurred. Prior to May 1, 2012, transfer agent fees were aggregated by the High Yield Fund and Investment Grade Bond Fund, and allocated based on the daily net assets of each Class of the Fund.

Annual charge per account	$5.00 – $8.00
Transaction fee	$0.60 – $1.10
Minimum annual charge per Fund[1]	$25,000
Certain out-of-pocket charges	Varies

[1]	Not subject to Funds during first twelve months of operations.

The investment advisory contracts for the following Funds provide that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses (as determined under U.S. GAAP). The limits are listed below:

		Effective	Contract
	Limit	Date	End Date

Floating Rate Strategies Fund - A-Class	1.02%	11/30/12	02/01/15
Floating Rate Strategies Fund - C-Class	1.77%	11/30/12	02/01/15
Floating Rate Strategies Fund - Institutional Class	0.78%	11/30/12	02/01/15
High Yield Fund A-Class	1.16%	11/30/12	02/01/15
High Yield Fund B-Class	1.91%	11/30/12	02/01/15
High Yield Fund C-Class	1.91%	11/30/12	02/01/15
High Yield Fund - Institutional Class	0.91%	11/30/12	02/01/15
Investment Grade Bond Fund - A-Class	1.00%	11/30/12	02/01/15
Investment Grade Bond Fund - B-Class	1.75%	11/30/12	02/01/15
Investment Grade Bond Fund - C-Class	1.75%	11/30/12	02/01/15
Investment Grade Bond Fund - Institutional Class*	0.75%	11/30/12	02/01/15
Limited Duration Fund - A-Class**	0.80%	12/01/13	02/01/15
Limited Duration Fund - C-Class**	1.55%	12/01/13	02/01/15
Limited Duration Fund - Institutional Class**	0.55%	12/01/13	02/01/15
Macro Opportunities Fund - A-Class	1.36%	11/30/12	02/01/15
Macro Opportunities Fund - C-Class	2.11%	11/30/12	02/01/15
Macro Opportunities Fund - Institutional Class	0.95%	11/30/12	02/01/15
Municipal Income Fund - A-Class	0.80%	11/30/12	02/01/15
Municipal Income Fund - C-Class	1.55%	11/30/12	02/01/15
Municipal Income Fund - Institutional Class	0.55%	11/30/12	02/01/15
Total Return Bond Fund - A-Class	0.90%	11/30/12	02/01/15
Total Return Bond Fund - C-Class	1.65%	11/30/12	02/01/15
Total Return Bond Fund - Institutional Class	0.50%	11/30/12	02/01/15

*	Since the commencement of operations: January 29, 2013
**	Since the commencement of operations: December 16, 2013

94 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

GI is entitled to reimbursement by the Funds for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. At March 31, 2014, the amount of fees waived or expenses reimbursed that are subject to recoupment are presented in the following table:

	Expires	Expires	Expires	Expires	Fund
Fund	2014	2015	2016	2017	Total

Floating Rate Strategies Fund	$—	$127,768	$430,026	$474,445	$1,032,239
High Yield Fund	26,017	205,368	207,619	43,198	482,202
Investment Grade Bond Fund	5,458	165,867	234,110	94,527	499,962
Limited Duration Fund	—	—	—	55,510	55,510
Macro Opportunities Fund	—	161,466	961,870	654,733	1,778,069
Municipal Income Fund	—	192,257	236,488	119,813	548,558
Total Return Bond Fund	—	154,714	462,339	227,082	844,135

For the period ended March 31, 2014, no amounts were recouped by GI.

If a Fund invests in an affiliated fund, the investing Fund’s Adviser will determine whether to waive fees at the investing Fund level. Fee waivers will be calculated at the investing Fund level without regard to any expense cap in effect for the investing Fund.

The Funds have adopted distribution plans related to the offering of Class A, Class B and Class C shares. Each such distribution plan has been adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of A-Class Shares of each Fund and 1.00% of the average daily assets of B-Class and C-Class shares. Effective October 16, 2009, GFD became the sole distributor of the Funds. The distribution fees were paid to GFD effective October 16, 2009. Effective December 1, 2006, Class B shares of the High Yield Fund ceased charging 12b-1 fees in accordance with the FINRA sales cap regulations. These fees may be reinstated at any time.

During the period ended March 31, 2014, GFD retained sales charges of $139,056 relating to sales of A-Class shares of the Funds.

Certain officers and trustees of the Trust are also officers of GI, RFS and GFD.

At March 31, 2014, GI and its subsidiaries owned over twenty percent of the outstanding shares of the following Fund.

Percent of
outstanding
Fund	shares owned

Limited Duration Fund	60%

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 95

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following table summarizes the inputs used to value the Funds’ net assets at March 31, 2014:

	Level 1	Level 1	Level 2	Level 2	Level 3
	Investments	Other Financial	Investments	Other Financial	Investments
	In Securities	Instruments*	In Securities	Instruments*	In Securities	Total

Assets
Floating Rate Strategies Fund	$62,179,966	$—	$1,323,518,022	$—	$52,117,794	$1,437,815,782
High Yield Fund	10,624,301	—	147,359,607	335	2,885,664	160,869,907
Investment Grade Bond Fund	6,368,994	—	93,850,666	314,480	16,503,753	117,037,893
Limited Duration Fund	4,096,981	—	35,515,899	—	5,266,238	44,879,118
Macro Opportunities Fund	150,058,084	2,486,261	1,019,925,935	3,215,004	124,220,617	1,299,905,901
Municipal Income Fund	2,528,738	—	51,504,726	—	—	54,033,464
Total Return Bond Fund	19,596,514	—	178,024,978	319,650	22,160,509	220,101,651

Liabilities
Floating Rate Strategies Fund	$—	$—	$—	$30,957	$—	$30,957
Investment Grade Bond Fund	—	—	—	12,090	—	12,090
Macro Opportunities Fund	—	38,940	—	338,927	—	377,867
Total Return Bond Fund	—	—	—	23,400	—	23,400

*	Other financial instruments may include options, forward foreign currency contracts, futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they may be computed by the Funds’ investment adviser or an affiliate. In any event, values may be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2 or Level 3, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although Indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates. The Funds’ fair valuation guidelines were recently revised to transition such monthly indicative quoted securities from Level 2 to Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

96 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

		Ending Balance
Fund	Category and Subcategory	at 03/31/14	Valuation Technique	Unobservable Inputs

	Investments, at value
Floating Rate Strategies Fund	Asset-Backed Securities	$39,713,142	Option Adjusted Spread off the	Indicative Quote
			month end broker mark over the
			3 month LIBOR
	Senior Floating Rate Interests	10,786,453	Monthly Model Priced	Trade Price
	Corporate Bonds	1,618,200	Option Adjusted Spread off the	Trade Price
			trade price over the 3 month LIBOR
High Yield Fund	Senior Floating Rate Interests	1,787,231	Monthly Model Priced	Trade Price
	Corporate Bonds	558,660	Option Adjusted Spread off the	Trade Price
			trade price over the 3 month LIBOR
Investment Grade Bond Fund	Asset-Backed Securities	12,737,749	Option Adjusted Spread off the	Indicative Quote
			month end broker mark over the
			3 month LIBOR
	Preferred Stock	2,018,180	Option Adjusted Spread off the	Indicative Quote
			month end broker mark over the
			3 month LIBOR
	Corporate Bonds	1,278,181	Option Adjusted Spread off the	Indicative Quote
			month end broker mark over the
			3 month LIBOR
	Senior Floating Rate Interests	469,642	Option Adjusted Spread off the	Indicative Quote
			month end broker mark over the
			3 month LIBOR
Limited Duration Fund	Asset-Backed Securities	5,266,238	Option Adjusted Spread off the	Indicative Quote
			month end broker mark over the
			3 month LIBOR
Macro Opportunities Fund	Asset-Backed Securities	$101,457,458	Option Adjusted Spread off the	Indicative Quote
			month end broker mark over the
			3 month LIBOR
	Senior Floating Rate Interests	13,241,436	Monthly Model Priced	Trade Price
		3,689,444	Option Adjusted Spread off the	Indicative Quote
			month end broker mark over the
			3 month LIBOR
	Total Senior Floating Rate Interests	16,930,880
	Corporate Bonds	3,435,131	Option Adjusted Spread off the	Indicative Quote
			month end broker mark over the
			3 month LIBOR
		1,396,650	Option Adjusted Spread off the	Trade Price
			trade price over the 3 month LIBOR
	Total Corporate Bonds	4,831,781
	Collateralized Mortgage Obligation	1,000,500	Option Adjusted Spread off the	Indicative Quote
			month end broker mark over the
			3 month LIBOR
Total Return Bond Fund	Asset-Backed Securities	19,412,812	Option Adjusted Spread off the	Indicative Quote
			month end broker mark over the
			3 month LIBOR
	Senior Floating Rate Interests	1,002,500	Monthly Model Priced	Trade Price
		467,018	Option Adjusted Spread off the	Indicative Quote
			month end broker mark over the
			3 month LIBOR
	Total Senior Floating Rate Interests	1,469,518
	Corporate Bonds	1,278,181	Option Adjusted Spread off the	Indicative Quote
			month end broker mark over the
			3 month LIBOR

Any remaining Level 3 securities held by the Funds and excluded from the tables above, were not considered material to the Funds.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognized transfers between the levels as of the beginning of the period. As of March 31, 2014, High Yield Fund had securities with a total value of $276,850 transfer from Level 2 to Level 1 and the Funds had transfers in/out of Level 3 due to changes in securities valuation method. See the tables below for changes to and from Level 2 and Level 3.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 97

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2014:

LEVEL 3 – Fair value measurement using significant unobservable inputs

Total

Floating Rate Strategies Fund
Assets:
Beginning Balance	$10,532,530
Purchases	30,280,835
Sales	(3,293,787)
Total change in unrealized gains or losses included in earnings	408,687
Transfers into Level 3	17,129,399
Transfers out of Level 3	(2,939,870)

Ending Balance	$52,117,794

High Yield Fund
Assets:
Beginning Balance	$3
Purchases	1,354,852
Sales	(6,875)
Total change in unrealized gains or losses included in earnings	139,608
Transfers into Level 3	1,398,079
Transfers out of Level 3	(3)

Ending Balance	$2,885,664

Investment Grade Bond Fund
Assets:
Beginning Balance	$382,749
Purchases	6,847,075
Sales	(1,119,641)
Total change in unrealized gains or losses included in earnings	233,976
Transfers into Level 3	10,542,343
Transfers out of Level 3	(382,749)

Ending Balance	$16,503,753

Limited Duration Fund
Assets:
Beginning Balance	$—
Purchases	5,256,995
Total change in unrealized gains or losses included in earnings	9,243

Ending Balance	$5,266,238

Macro Opportunities Fund
Assets:
Beginning Balance	$24,277,702
Purchases	67,765,240
Sales	(8,539,815)
Total realized gains or losses included in earnings	(19,244)
Total change in unrealized gains or losses included in earnings	1,372,050
Transfers into Level 3	49,391,547
Transfers out of Level 3	(10,026,863)

Ending Balance	$124,220,617

Total Return Bond Fund
Assets:
Beginning Balance	$2,590,364
Purchases	10,612,527
Sales	(1,442,248)
Total realized gains or losses included in earnings	(296)
Total change in unrealized gains or losses included in earnings	338,107
Transfers into Level 3	12,652,418
Transfers out of Level 3	(2,590,363)

Ending Balance	$22,160,509

98 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

5. Securities Transactions

For the period ended March 31, 2014, the cost of purchases and proceeds from sales of investment securities, excluding government securities and short-term investments, were as follows:

Fund	Purchases	Sales

Floating Rate Strategies Fund	$656,630,353	$283,514,305
High Yield Fund	88,190,676	29,118,261
Investment Grade Bond Fund	32,238,271	26,465,517
Limited Duration Fund	41,403,596	786,117
Macro Opportunities Fund	452,524,229	193,859,866
Municipal Income Fund	35,826,731	42,405,160
Total Return Bond Fund	70,105,650	35,088,994

6. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivatives instruments are accounted for and their effects on the Funds’ financial position and results of operations.

The Funds may engage in derivatives transactions for speculative purposes to enhance total return, seek to hedge against fluctuations in securities prices, interest rates or currency rates, change the effective duration of its portfolio, manage certain investment risks and/or as a substitute for the purchase or sale of securities or currencies.

The Funds utilized derivatives for the following purposes:

Fund	Index Exposure	Hedge	Duration	Leverage

Floating Rate Strategies Fund		x		x
High Yield Fund		x		x
Investment Grade Bond Fund			x	x
Macro Opportunities Fund	x	x		x
Total Return Bond Fund			x	x

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of March 31, 2014:

Derivative Investment Type	Asset Derivatives	Liability Derivatives

Currency contracts	Variation margin
Equity/Commodities contracts	Investments, at value	Options written, at value
Interest Rate contracts	Unrealized appreciation on	Unrealized depreciation
	swap agreements	on swap agreements
Unrealized appreciation on
forward foreign currency
exchange contracts

The following table sets forth the fair values of the Funds’ derivative investments categorized by primary risk exposure at March 31, 2014:

Asset Derivative Investments Value

				Forward
				Foreign	Purchased	Purchased	Options	Options
	Future	Swaps	Swaps	Currency	Options	Options	Written	Written
	Currency	Equity	Interest Rate	Exchange	Currency	Commodity	Commodity	Currency
Fund	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts*	Contracts	Contracts	Total

High Yield Fund	$—	$—	$—	$335	$—	$—	$—	$—	$335
Investment Grade Bond Fund	—	—	314,480	—	—	—	—	—	314,480
Macro Opportunities Fund	120,351	2,960,441	43,269	211,294	1,277,160	1,088,750	—	—	5,701,265
Total Return Bond Fund	—	—	319,650	—	—	—	—	—	319,650

Liability Derivative Investments Value

				Forward
				Foreign	Purchased	Purchased	Options	Options
	Future	Swaps	Swaps	Currency	Options	Options	Written	Written
	Currency	Equity	Interest Rate	Exchange	Currency	Commodity	Commodity	Currency
Fund	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts*	Contracts	Contracts	Total

Floating Rate Strategies Fund	$—	$—	$—	$30,957	$—	$—	$—	$—	$30,957
Investment Grade Bond Fund	—	—	12,090	—	—	—	—	—	12,090
Macro Opportunities Fund	—	29,902	309,025	—	—	—	38,940	—	377,867
Total Return Bond Fund	—	—	23,400	—	—	—	—	—	23,400

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 99

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the location of derivative instruments on the Funds’ Statements of Operations for the period ended March 31, 2014:

Derivative Investment Type	Location of Gain (Loss) on Derivatives

Commodity/Equity/Interest Rate/Currency contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Net realized gain (loss) on options purchased
Net change in unrealized appreciation (depreciation) on options purchased
Net realized gain (loss) on options written
Net change in unrealized appreciation (depreciation) on options written
Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements
Net realized gain (loss) on forward foreign currency exchange contracts
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended March 31, 2014:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations

				Forward
				Foreign	Purchased	Purchased	Options	Options
	Future	Swaps	Swaps	Currency	Options	Options	Written	Written
	Currency	Equity	Interest Rate	Exchange	Currency	Commodity	Commodity	Currency
Fund	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts*	Contracts	Contracts	Total

Floating Rate Strategies Fund	$—	$—	$—	$(735,538)	$—	$—	$—	$—	$(735,538)
High Yield Fund	—	—	—	(45,480)	—	—	—	—	(45,480)
Investment Grade Bond Fund	—	—	221,971	—	—	—	—	—	221,971
Macro Opportunities Fund	(197,112)	4,053,143	(1,803,523)	(36,609)	(1,202,738)	(1,157,119)	284,377	231,904	208,932
Total Return Bond Fund	—	—	279,466	—	—	—	—	—	279,466

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations

				Forward
				Foreign	Purchased	Purchased	Options	Options	Options
	Future	Swaps	Swaps	Currency	Options	Options	Written	Written	Written
	Currency	Equity	Interest Rate	Exchange	Currency	Commodity	Commodity	Currency	Commodity
Fund	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts*	Contracts	Contracts	Contracts	Total

Floating Rate Strategies Fund	$—	$—	$—	$(156,030)	$—	$—	$—	$—	$—	$(156,030)
High Yield Fund	—	—	—	(5,423)	—	—	—	—	—	(5,423)
Investment Grade Bond Fund	—	—	(7,880)	—	—	—	—	—	—	(7,880)
Macro Opportunities Fund	120,351	2,930,539	1,213,008	201,610	(462,840)	(1,959,750)	647,789	88,501	(149,837)	2,427,761
Total Return Bond Fund	—	—	27,639	—	—	—	—	—	—	27,639

7. Options Written

Transactions in options written during the period ended March 31, 2014 were as follows:

Written Call Options

	Macro Opportunities Fund

	Number of	Premium
	contracts	amount

Balance at September 30, 2013	354	$225,834
Options Written	13,662	231,904
Options terminated in closing purchase transactions	—	—
Options expired	(13,662)	(231,904)
Options exercised	—	—
Balance at March 31, 2014	354	$225,834

Written Put Options

Macro Opportunities Fund

	Number of	Premium
	contracts	amount

Balance at September 30, 2013	1,922	$284,377
Options Written	—	—
Options terminated in closing purchase transactions	—	—
Options expired	(1,922)	(284,377)
Options exercised	—	—
Balance at March 31, 2014	—	$—

100 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

8. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed

The RIC Modernization Act of 2010 was signed into law on December 22, 2010 and simplified some of the tax provisions applicable to regulated investment companies, the tax reporting to their shareholders and improved the tax efficiency of certain fund structures. The greatest impact to the disclosure in the financial reports for the Funds was on the treatment of net capital losses, effective for tax years beginning after December 22, 2010.

One of the more prominent changes addresses capital loss carryforwards. The Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At March 31, 2014, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

	Tax	Tax	Tax	Net Unrealized
Fund	Cost	Unrealized Gain	Unrealized Loss	Gain/(Loss)

Floating Rate Strategies Fund	$1,425,212,778	$17,183,773	$(4,580,769)	$12,603,004
High Yield Fund	154,209,252	7,624,666	(964,346)	6,660,320
Investment Grade Bond Fund	121,854,946	2,049,682	(7,181,215)	(5,131,533)
Limited Duration Fund	44,878,757	108,307	(107,947)	360
Macro Opportunities Fund	1,292,137,507	29,988,277	(25,555,238)	4,433,039
Municipal Income Fund	53,507,017	1,132,360	(605,913)	526,447
Total Return Bond Fund	219,027,730	4,245,228	(3,490,958)	754,270

9. Loan Commitments

Pursuant to the terms of certain loan agreements, certain Funds held unfunded loan commitments as of March 31, 2014. The funds are obliged to fund these loan commitments at the borrower’s discretion.

At March 31, 2014, the Funds had the following unfunded loan commitments:

Floating Rate Strategies Fund

Borrower	Maturity Date	Amount

WR Grace & Co.	02/03/21	$3,157,895
National Financial Partners Corp.	07/01/18	3,000,000
Blue Coat Systems, Inc.	05/31/18	1,500,000
Travelport LLC	06/21/18	1,166,667
American Stock Transfer & Trust	06/11/18	800,000
Kronos, Inc.	10/26/17	500,000
Power Buyer LLC	05/06/20	199,630
Expert Global Solutions	04/02/17	62,500

		$10,386,692

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Macro Opportunities Fund

Borrower	Maturity Date	Amount

National Financial Partners Corp.	07/01/18	$1,000,000
Travelport LLC	06/21/18	583,333
AlliedBarton Security Services LLC	02/12/21	523,810
American Stock Transfer & Trust	06/11/18	400,000
Power Buyer LLC	05/06/20	73,763

		$2,580,906

10. Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Funds’ policy that their custodian takes possession of the underlying collateral. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

At March 31, 2014, the collateral for the repurchase agreements was as follows:

	Counterparty and	Face
Fund	Terms of Agreement	Value	Repurchase Price	Collateral	Par Value	Fair Value

Limited Duration Bond Fund	Jefferies & Company, Inc.			PPSI 2005-WHQ4 M2
	2.66%			4.16%
	Due 04/10/14	$1,998,000	$2,001,000	09/25/35	$1,448,000	$1,047,498
				Harborview Mortgage
				Loan Trust
				5.53%
				07/19/47	1,601,100	624,999
				GSAMP 2005-WMC2 A2C
				4.52%
				11/25/35	515,500	311,251
				WAMU 2004-AR13
				2.51%
				11/25/34	3,005,332	276,220
				Puerto Rico
				Electric Power Authority
				5.40%
				07/01/28	350,000	214,666

Macro Opportunities Fund	Jefferies & Company, Inc.			Puerto Rico Commonwealth
	2.16%			Aqueduct & Sewer
	Due 04/15/14	$8,920,000	$8,933,022	Authority
				5.35% - 6.00%
				07/01/27 - 07/01/44	$12,290,000	$8,748,031
				Puerto Rico Electric
				Power Authority
				5.25% - 6.75%
				07/01/28 - 07/01/36	4,300,000	3,145,341

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

11. Reverse Repurchase Agreements

Each of the Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

102 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

For the period ended March 31, 2014, the following Funds entered into reverse repurchase agreements:

	Number of Days
Fund	outstanding	Balance at March 31, 2014	Average balance outstanding	Average interest rate

Floating Rate Strategies Fund	182	$1,940,631	$3,020,927	1.04%
High Yield Fund	182	19,413,394	8,530,408	0.35%
Investment Grade Bond Fund	182	6,200,680	6,719,645	0.34%
Macro Opportunities Fund	182	90,066,961	88,083,153	0.51%
Total Return Bond Fund	182	13,164,670	14,616,605	0.60%

12. Line of Credit

The Trust secured a committed, $275,000,000 line of credit from Citibank, N.A., with no set termination date. This line of credit is reserved for emergency or temporary purposes. Fees related to borrowings, if any, vary under this arrangement between the greater of LIBOR and the Fed Funds rate, plus 1.25%. The Funds did not have any borrowings under this agreement at March 31, 2014.

In addition, on November 30, 2011, the Macro Opportunities Fund and Total Return Bond Fund (the “Funds”) entered into an unlimited credit facility agreement with an approved counterparty whereby the counterparty has agreed to provide secured financing to the Fund and the Fund will provide pledged collateral to the counterparty. The Funds did not have borrowings under this agreement as of and for the period ended March 31, 2014.

13. Fund Merger

On January 18, 2013, the Macro Opportunities Fund acquired all of the net assets of Flexible Strategies Fund, a separate series of the Rydex Series Funds, in exchange for shares of the Macro Opportunities Fund, pursuant to an agreement and plan of reorganization approved by the Board of Trustees and approved by the shareholders of the Flexible Strategies Fund. The primary reason for the transaction was to combine a smaller fund into a larger fund with a similar investment objective. The acquisition was accomplished through a combination of a tax-free exchange of the outstanding shares of the Flexible Strategies Fund (360,213 A-Class, 185,597 H-Class, 282,801 C-Class and 94,826 Institutional Class) valued at $21,680,088 ($8,501,033 A-Class, $4,380,093 H-Class, $6,546,846 C-Class, and $2,252,116 Institutional Class) for respective shares of the Macro Opportunities Fund (470,457 A-Class*, 239,285 C-Class, and 82,164 Institutional Class). For financial reporting purposes, the net assets received and shares issued by Macro Opportunities Fund were recorded at fair value; however, the Flexible Strategies Fund’s cost of the investments were carried forward to align ongoing reporting of Macro Opportunities Fund realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Flexible Strategies Fund’s net assets on January 18, 2013 were $21,680,088 including $414,395 of unrealized appreciation. Flexible Strategies Fund’s net assets were primarily comprised of investments with a fair value of $21,674,911. The aggregate net assets of Macro Opportunities Fund immediately before and after the acquisition were $407,464,601 and $429,144,689, respectively.

The financial statements reflect the operations of the Macro Opportunities Fund for the period prior to the acquisition and the combined fund for the period subsequent to the fund merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Flexible Strategies Fund that have been included in the combined fund’s Statement of Operations since the acquisition was completed. Assuming the acquisition had been completed on October 1, 2012, Macro Opportunities Fund pro-forma net investment income, net realized and unrealized loss on investments and net increase in net assets from operations for the period October 1, 2012 to September 30, 2013 would have been $34,155,336, $(30,390,985) and $3,764,351, respectively. Guggenheim Investments and its affiliates bore all of the expenses related to the reorganization.

*Includes 159,974 A-Class shares received in exchange for H-Class shares of Flexible Strategies Fund.

14. Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as segregated cash with broker/ receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statements of Assets and Liabilities in conformity with U.S. GAAP.

Net Amount
			Gross Amounts	of Liabilities
		Gross	Offset in	Presented on
		Amounts of	the Statements	the Statements		Cash
		Recognized	of Assets	of Assets	Financial	Collateral	Net
Fund	Instrument	Liabilities[1]	and Liabilities	and Liabilities	Instruments	Pledged[2]	Amount

Macro Opportunities Fund	Swap equity contracts	$ 29,902	$ —	$ 29,902	$ —	$ —	$ 29,902

[1]	Exchange traded futures are excluded from these reported amounts.
[2]	Excludes maintenance margin deposits held at the broker related to derivatives. These amounts are reflected as Segregated cash with broker on the Statements of Assets and Liabilities.

104 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

At a special meeting of shareholders held on January 24, 2014, the shareholders of the Funds voted on whether to approve the election of nominees to the Board of Directors of each corporation. A description of the number of shares voted is as follows:

	For	Withhold	Total

Randall C. Barnes	66,355,900	1,147,113	67,503,013
Roman Friedrich III	66,305,115	1,197,898	67,503,013
Robert B. Karn III	66,296,743	1,206,270	67,503,013
Ronald A. Nyberg	66,343,771	1,159,242	67,503,013
Ronald E. Toupin, Jr.	66,344,399	1,158,614	67,503,013

At a special meeting of shareholders held on January 24, 2014, the shareholders of the Funds also voted on whether to approve the Funds from Kansas Corporations into Delaware Statutory Trusts. A description of the number of shares voted is as follows:

Fund	Shares For	Shares Against	Shares Abstained

Floating Rate Strategies Fund	19,424,859	202,292	239,247
High Yield Fund	5,194,349	24,599	55,235
Investment Grade Bond Fund	3,370,662	22,580	28,584
Limited Duration Fund	—	—	—
Macro Opportunities Fund	17,755,274	166,264	240,186
Municipal Income Fund	2,397,778	158,583	46,564
Total Return Bond Fund	3,812,530	3,405	13,412

At a special meeting of shareholders held on January 8, 2014, the shareholders of the Funds also voted on whether to approve changes to the fundamental investment policies. A description of the number of shares voted is as follows:

Diversification

Fund	Shares For	Shares Against	Shares Abstained

Floating Rate Strategies Fund	19,043,248	248,689	574,461
High Yield Fund	5,181,959	52,052	40,172
Investment Grade Bond Fund	3,364,708	17,042	40,076
Limited Duration Fund	—	—	—
Macro Opportunities Fund	17,484,154	163,214	514,356
Municipal Income Fund	2,224,215	324,317	54,393
Total Return Bond Fund	3,812,291	3,405	13,651

Underwriting

Fund	Shares For	Shares Against	Shares Abstained

Floating Rate Strategies Fund	18,982,211	298,353	585,834
High Yield Fund	5,153,169	76,454	44,560
Investment Grade Bond Fund	3,300,563	82,306	38,957
Limited Duration Fund	—	—	—
Macro Opportunities Fund	17,447,610	185,719	528,395
Municipal Income Fund	2,221,466	321,638	59,821
Total Return Bond Fund	3,810,559	3,405	15,383

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OTHER INFORMATION (Unaudited) (continued)

Industry Concentration

Fund	Shares For	Shares Against	Shares Abstained

Floating Rate Strategies Fund	18,999,080	283,893	583,425
High Yield Fund	5,187,644	54,202	32,337
Investment Grade Bond Fund	3,362,605	20,041	39,180
Limited Duration Fund	—	—	—
Macro Opportunities Fund	17,479,149	170,784	511,791
Municipal Income Fund	2,224,599	322,286	56,040
Total Return Bond Fund	3,812,291	3,405	13,651

Real Estate

Fund	Shares For	Shares Against	Shares Abstained

Floating Rate Strategies Fund	19,031,621	249,074	585,703
High Yield Fund	5,187,334	55,326	31,523
Investment Grade Bond Fund	3,360,191	20,257	41,378
Limited Duration Fund	—	—	—
Macro Opportunities Fund	17,468,625	175,702	517,397
Municipal Income Fund	2,220,106	324,313	58,506
Total Return Bond Fund	3,811,136	3,406	14,805

Commodities

Fund	Shares For	Shares Against	Shares Abstained

Floating Rate Strategies Fund	19,019,533	25,723	588,142
High Yield Fund	5,162,082	69,526	42,575
Investment Grade Bond Fund	3,365,320	17,310	39,196
Limited Duration Fund	—	—	—
Macro Opportunities Fund	17,480,224	164,804	516,696
Municipal Income Fund	2,214,287	332,088	56,550
Total Return Bond Fund	3,809,404	3,406	16,537

Loans

Fund	Shares For	Shares Against	Shares Abstained

Floating Rate Strategies Fund	18,951,425	319,169	595,804
High Yield Fund	5,161,966	69,584	42,633
Investment Grade Bond Fund	3,296,742	84,534	40,550
Limited Duration Fund	—	—	—
Macro Opportunities Fund	17,430,634	201,144	529,946
Municipal Income Fund	2,210,239	333,029	59,657
Total Return Bond Fund	3,809,199	3,611	16,537

Borrowing

Fund	Shares For	Shares Against	Shares Abstained

Floating Rate Strategies Fund	18,951,276	316,849	598,273
High Yield Fund	5,164,423	67,126	42,634
Investment Grade Bond Fund	3,298,577	83,174	40,075
Limited Duration Fund	—	—	—
Macro Opportunities Fund	17,421,477	219,758	520,489
Municipal Income Fund	2,200,237	341,883	60,805
Total Return Bond Fund	3,808,865	5,677	14,805

Senior Securities

Fund	Shares For	Shares Against	Shares Abstained

Floating Rate Strategies Fund	19,023,526	249,154	593,718
High Yield Fund	5,186,498	56,161	31,524
Investment Grade Bond Fund	3,301,604	79,922	40,300
Limited Duration Fund	—	—	—
Macro Opportunities Fund	17,460,752	179,089	521,883
Municipal Income Fund	2,212,873	333,439	56,613
Total Return Bond Fund	3,808,249	4,561	16,537

106 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited) (continued)

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

330 Madison Avenue
10th Floor
New York, NY 10017
(Headquarters)

Four Irvington Centre
805 King Farm Boulevard
Suite 600
Rockville, MD 20850

9401 Indian Creek Parkway
40 Corporate Woods
Suite 850
Overland Park, KS 66210

Board Considerations in Approving the Investment Advisory Agreements

At a meeting held on November 11, 2013 (the “November Meeting”), in connection with other actions taken to consider whether to approve the reorganization of the funds from series of Kansas corporations (the “Predecessor Funds”) into series of a Delaware statutory trust, Guggenheim Funds Trust (the “Trust” and its series, the “New Series”), the members of the Boards of Directors of the Kansas corporations (collectively, the “Predecessor Board” and the members individually, “Directors”), including the Directors who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the corporations (the “Independent Directors”) appointed the then-investment advisers and sub-advisers of the Predecessor Funds, including, as discussed below, with respect to the Guggenheim Limited Duration Fund, a newly organized series of one of the Kansas corporations, Security Income Fund (“Limited Duration Fund” or the “New Fund”), to serve in the same capacity to the corresponding New Series. The Predecessor Board also approved corresponding advisory and sub-advisory agreements, subject, for each Predecessor Fund, to approval of the reorganization of that fund by its shareholders (or, in the case of Limited Duration Fund, its sole initial shareholder) and approval of the new agreements by the initial sole shareholder of the corresponding New Series. The Directors based their approval on a variety of factors, including: the findings they had made during their May, June and August 2013 meetings at which the advisory and sub-advisory agreements of the Predecessor Funds had the most recently been approved, which are discussed in the Annual Report of the Predecessor Funds for the fiscal year ended September 30, 2013; the fact that new agreements are the same as the agreements then in place for the Predecessor Funds except for the name of the signatory, the applicable state law and the term of the agreements; and the intention that the new agreements would be subject to re-consideration after the reorganizations at meetings scheduled to be held for these purposes in April and May 2014.

Guggenheim Limited Duration Fund

At the November Meeting, each of the Independent Directors of Security Income Fund met independently of Fund management to consider the approval of the Advisory Agreement between Guggenheim Partners Investment Management, LLC (“GPIM” or the “Adviser”) and Security Income Fund, with respect to Limited Duration Fund. As part of its review process, the Independent Directors were represented by independent legal counsel (“Independent Legal Counsel”). Independent Legal Counsel reviewed with the Independent Directors various factors relevant to the consideration of the Advisory Agreement and the legal responsibilities of the Directors related to such consideration and assisted the Independent Directors in their deliberations.

The Directors, including the Independent Directors, discussed the Advisory Agreement in light of the regulatory requirements and criteria and assessed information concerning the Limited Duration Fund’s proposed fees and expenses, investment objective and policies, investment strategies, portfolio construction process and portfolio management team, among other things. For this purpose, management updated and supplemented materials previously

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OTHER INFORMATION (Unaudited) (continued)

provided to the Board in connection with the consideration of the Advisory Agreement between GPIM and Security Income Fund with respect to GPIM’s management of Guggenheim Total Return Bond Fund, Guggenheim Macro Opportunities Fund and Guggenheim Floating Rate Strategies Fund, other series of Security Income Fund. Among other things, GPIM provided updated organizational charts, information on significant personnel changes, schedules showing the proposed advisory fee for Limited Duration Fund compared to advisory fees charged by GPIM to other funds and to other non-fund clients with similar investment objectives to the New Fund and peer group comparisons of the proposed contractual advisory fee and total net expense ratio, as set forth in a report prepared by an independent, third party research provider, FUSE Research Networks LLC (“FUSE”). The Board also considered the variety of written materials, reports and oral presentations it received throughout the year, including information regarding performance and operating results of other registered investment companies for which GPIM serves as investment adviser or sub-adviser.

Following an analysis and discussion of the factors identified below, the Directors concluded that it was in the best interests of the Limited Duration Fund to approve the Advisory Agreement.

Nature, Extent and Quality of Services to be Provided by GPIM: With respect to the nature, extent and quality of services to be provided by GPIM, the Independent Directors considered the functions to be performed by GPIM for the Limited Duration Fund and reviewed information describing the background and experience of the persons to be responsible for the day-to-day management of the Limited Duration Fund. In this regard, the Independent Directors took into account the nature and quality of services provided by GPIM in the past, the firm’s management capabilities demonstrated with respect to the other mutual funds managed by GPIM, the professional qualifications and experience of its portfolio managers, and its investment and management oversight processes.

The Board also considered the acceptability of the terms of the Advisory Agreement, noting that the terms were consistent with the terms of the investment advisory/management agreements of other registered investment companies for which GPIM serves as investment adviser. Based on the foregoing, and based on other information received (both oral and written) at the November Meeting, as well as other considerations, the Board concluded that the Adviser and its personnel were qualified to serve the Limited Duration Fund in such capacity.

Investment Performance: With respect to performance, the Board noted that the Limited Duration Fund had no performance history and, instead, considered GPIM’s fixed-income expertise and the performance of other fixed income funds managed by GPIM.

Comparative Fees, Costs of Services to be Provided and the Profits to be Realized by GPIM from its Relationship with the Limited Duration Fund: The Board compared the Limited Duration Fund’s proposed contractual advisory fee and total net expense ratio to its peer group, as set forth in the FUSE report. The Board also reviewed the median advisory fees and expense ratios, including expense ratio components (e.g., transfer agency fees, other operating expenses, distribution fees and fee waivers/reimbursements) of the peer group of funds. In addition, the Board considered the New Fund’s proposed advisory fee as compared to the advisory fee charged by GPIM to other funds and clients with a similar investment objective and strategies, noting that although the Adviser not charge a lower advisory fee to any such registered investment companies, it does charge a lower advisory fee to certain separate account clients. In this regard, the Directors considered the Adviser’s explanation that lower fees are imposed in certain instances due to numerous factors, including the scope of contract, types of investors, applicable regulation and legal structure, tax status, redemptions, product lifecycle and economies of scale.

In considering the comparative fee and expense data, the Board noted that although the proposed contractual advisory fee for the New Fund’s Class A shares was above the peer group median, the total expense ratio was equal to the peer group median. The Board also took into account that the Adviser proposed a fee waiver/expense limitation agreement with respect to the Limited Duration Fund limiting ordinary operating expenses to 0.80% for Class A shares, 1.55% for Class C shares and 0.55% for Institutional shares. With respect to the costs of advisory services to be provided and estimated level of Profitability, on the basis of the Directors’ review of the fees to be charged by GPIM for investment advisory and related services, the Board concluded that it was too early to predict Profitability from the Limited Duration Fund, but the Directors also noted that they would have the opportunity in the future to periodically re-examine this matter.

The Board considered other benefits to be available to GPIM because of its relationship with the Limited Duration Fund and noted that GPIM may be deemed to benefit from proposed arrangements whereby an affiliate, Rydex Fund Services, LLC, will provide accounting and administration services and transfer agency services to the New Fund. In this regard, the Directors considered its prior review of the compensation arrangements for the provision of the foregoing services.

Economies of Scale to be Realized: With respect to economies of scale, the Board considered that the New Fund was in its start-up phase and concluded that the advisory fee schedule reflected an appropriate level of sharing of any economies of scale. The Directors considered management’s view that the Limited Duration Fund’s proposed advisory fee appropriately reflected the current economic environment and the competitive nature of the mutual fund market. The

108 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited) (concluded)

Directors also noted that they would have the opportunity in the future to periodically re-examine whether the Limited Duration Fund had achieved economies of scale and the appropriateness of the advisory fees payable by the Limited Duration Fund to GPIM.

Overall Conclusions: Based on the foregoing, the Directors determined that the proposed investment advisory fee for the Limited Duration Fund is fair and reasonable in light of the extent and quality of the services to be provided and other benefits to be received and that the approval of the Advisory Agreement is in the best interests of the Limited Duration Fund and its shareholders. In reaching this conclusion, no single factor was determinative. The Board, including all of the Independent Directors, approved the Advisory Agreement with respect to the Limited Duration Fund for an initial term of two years.

Distributor Change

Effective March 3, 2014, Guggenheim Distributors, LLC (“GD”), the distributor for shares of the Funds will be consolidated into and with Guggenheim Funds Distributors, LLC (“GFD”). Following the consolidation, GFD will serve as the Funds’ distributor.

GD and GFD are both indirect, wholly-owned subsidiaries of Guggenheim Capital, LLC and, therefore, the consolidation will not result in a change of actual control of the Funds’ distributor. The primary goal of the consolidation is to achieve greater operational efficiencies and allow all of the Guggenheim funds, including funds that are not series of the Trusts, to be distributed by a single distributor.

The consolidation is not expected to affect the day-to-day management of the Funds or result in any material changes to the distribution of the Funds, including any changes to the distribution fees paid by the Funds.

Guggenheim Funds Trust

Guggenheim Funds Trust (the “Trust”), which was organized as a Delaware statutory trust on November 8, 2013, is registered with the Securities and Exchange Commission (“SEC”) as an investment company. The Trust is an open-end management investment company that, upon the demand of the investor, must redeem its shares and pay the investor the next calculated NAV. The Guggenheim Enhanced World Equity Fund (“Enhanced World Equity Fund”), Guggenheim Large Cap Value Fund (“Large Cap Value Fund”), Guggenheim Mid Cap Value Fund (“Mid Cap Value Fund”), Guggenheim Mid Cap Value Institutional Fund (“Mid Cap Value Institutional Fund”), Guggenheim Small Cap Value Fund (“Small Cap Value Fund”), Guggenheim StylePlus—Large Core Fund (“StylePlus— Large Core Fund”), Guggenheim StylePlus—Mid Growth Fund (“StylePlus—Mid Growth Fund”) and Guggenheim World Equity Income Fund (“World Equity Income Fund”) (collectively, the “Funds”) were previously series (the “Predecessor Funds”) of Security Equity Fund, Security Large Cap Value Fund and Security Mid Cap Growth Fund (the “Predecessor Corporations”), different registered open-end investment companies, which were organized as Kansas corporations. In January 2014, at special meetings of shareholders, the shareholders of each Predecessor Fund approved the reorganization of each Predecessor Fund with and into a corresponding “shell” series of the Trust. The shell series of the Trust succeeded to the accounting and performance histories of the Predecessor Funds. Any such historical information provided for a series of the Trust that relates to periods prior to January 28, 2014, therefore, is that of the corresponding Predecessor Fund.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 109

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

Name, Address*	Position(s) Held	Term of Office	Principal Occupation(s)	Number of	Other Directorships
and Year of Birth	with the Trust	and Length of	During Past Five Years	Portfolios in	Held by Trustees
		Time Served**		Fund Complex
Overseen
Independent Trustees

Randall C. Barnes	Trustee	Since 2014	Current: Private Investor (2001-present).	86	None.
(1951)
Former: Senior Vice President and Treasurer,
PepsiCo, Inc. (1993-1997); President, Pizza Hut
International (1991-1993); Senior Vice
President, Strategic Planning and New Business
Development, PepsiCo, Inc. (1987-1990).
Donald A. Chubb, Jr.	Trustee and	Since 1994	Current: Business broker and manager of	82	None.
(1946)	Vice Chairman		commercial real estate, Griffith & Blair, Inc.
	of the Board		(1997-present).
Jerry B. Farley	Trustee and	Since 2005	Current: President, Washburn University	82	Current: Westar Energy,
(1946)	Vice Chairman		(1997-present).		Inc. (2004-present);
	of the Audit				CoreFirst Bank & Trust
	Committee				(2000-present).
Roman Friedrich III	Trustee and	Since 2014	Current: Founder and President, Roman	82	Current: Mercator Minerals
(1946)	Chairman of the		Friedrich & Company (1998-present).		Ltd. (2013-present); First
	Contracts Review				Americas Gold Corp.
	Committee		Former: Senior Managing Director, MLV & Co.		(2012-present); Zincore
			LLC (2010-2011).		Metals, Inc. (2009-present).

Former: Blue Sky Uranium
Corp. (2011-2012); Axiom
Gold and Silver Corp.
(2011-2012); Stratagold
Corp. (2003-2009); GFM
Resources Ltd. (2005-2010).
Robert B. Karn III	Trustee and	Since 2014	Current: Consultant (1998-present).	82	Current: Peabody Energy
(1942)	Chairman of the				Company (2003-present);
	Audit Committee		Former: Arthur Andersen (1965-1997) and		GP Natural Resource
			Managing Partner, Financial and Economic		Partners, LLC (2002- present).
Consulting, St. Louis office (1987-1997).
Ronald A. Nyberg	Trustee and	Since 2014	Current: Partner, Nyberg & Cassioppi, LLC	88	None.
(1953)	Chairman of the		(2000-present).
Nominating and
	Governance		Former: Executive Vice President,
	Committee		General Counsel, and Corporate Secretary,
Van Kampen Investments (1982-1999).
Maynard F. Oliverius	Trustee and Vice	Since 1998	Retired.	82	None.
(1943)	Chairman of the
	Contracts Review		Former: President and CEO, Stormont-Vail
	Committee		HealthCare (1996-2012).
Ronald E. Toupin, Jr.	Trustee and	Since 2014	Current: Portfolio Consultant (2010-present).	85	Former: Bennett Group of
(1958)	Chairman of the				Funds (2011-2013).
	Board		Former: Vice President, Manager and Portfolio
Manager, Nuveen Asset Management
(1998-1999); Vice President, Nuveen
Investment Advisory Corp. (1992-1999);
Vice President and Manager, Nuveen Unit
Investment Trusts (1991-1999); and Assistant
Vice President and Portfolio Manager, Nuveen
Unit Investment Trusts (1988-1999), each of
John Nuveen & Co., Inc. (1982-1999).

Interested Trustee

Donald C. Cacciapaglia***	President, Chief	Since 2012	Current: President and CEO, certain other funds	214	Current: Delaware Life
(1951)	Executive Officer		in the Fund Complex (2012-present); Vice		(2013-present); Guggenheim
	and Trustee		Chairman, Guggenheim Investments		Life and Annuity Company
			(2010-present).		(2011-present); Paragon Life
Insurance Company of
			Former: Chairman and CEO, Channel Capital		Indiana (2011-present).
Group, Inc. (2002-2010).

*	The business address of each Trustee is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850
**	Each Trustee serves an indefinite term, until his successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***	This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of his position with the Funds’ Investment Manager and/or the parent of the Investment Manager.

110 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

OFFICERS

Name, Address*	Position(s) Held	Term of Office	Principal Occupation(s)
and Year of Birth	with the Trust	and Length of	During Past Five Years
Time Served**
Joseph M. Arruda (1966)	Assistant Treasurer	Since 2010	Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

William H. Belden, III (1965)	Vice President	Since 2014	Current: Vice President, certain other funds in the Fund Complex (2006-present); Managing Director, Guggenheim Funds Investment Advisors, LLC (2005-present).

Former: Vice President of Management, Northern Trust Global Investments (1999-2005).

Mark J. Furjanic (1959)	Assistant Treasurer	Since 2014	Current: Vice President, Guggenheim Investments (2005-present); Assistant Treasurer, certain other funds in the Fund Complex (2008-present).

Former: Senior Manager, Ernst & Young LLP (1999-2005).

James Howley (1972)	Assistant Treasurer	Since 2014	Current: Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Amy J. Lee	Vice President and	Since 1987	Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing
(1961)	Chief Legal Officer	(Secretary)	Director, Guggenheim Investments (2012-present).
Since 2007
		(Vice President)	Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Derek Maltbie (1972)	Assistant Treasurer	Since 2014	Current: Vice President, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2011-present).

Former: Assistant Vice President, Guggenheim Funds Investment Advisors, LLC (2005-2011); Supervisor, Mutual Fund Administration, Van Kampen Investments, Inc. (1995-2005).

Mark E. Mathiasen (1978)	Secretary	Since 2013	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director and Associate General Counsel, Guggenheim Funds Services, LLC, and affiliates (2007-present).

Michael P. Megaris (1984)	Assistant Secretary	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (April 2014-present); Associate, Guggenheim Investments (2012-present).

Former: J.D., University of Kansas School of Law (2009-2012).

Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012	Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Alison Santay (1974)	AML Officer	Since 2013	Current: AML Officer, certain other funds in the Fund Complex (2010-present); Director and AML Officer, Rydex Fund Services, LLC (2010-present); AML Officer, Security Investors, LLC (2010-present); Director, Shareholder Risk and Compliance, Rydex Fund Services, LLC (2004-present).

Former: AML Officer, Guggenheim Distributors, LLC (2013-March 2014).

Kimberly Scott (1974)	Assistant Treasurer	Since 2014	Current: Vice President, Guggenheim Investments (2012-present) ; Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014	Current: Vice President, certain other funds in the Fund Complex (April 2014-present); Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer and Treasurer	Since 2014	Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	The business address of each officer is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 111

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

 Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

112 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited) (concluded)

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

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Item 2.	Code of Ethics.

Not required at this time.

Item 3.	Audit Committee Financial Expert.

Not required at this time.

Item 4.	Principal Accountant Fees and Services.

Not required at this time.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

The Schedule of Investments is included under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Mangers of Closed-end Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant’s board.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 11.	Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(2)	Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b)	A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Guggenheim Funds Trust

By (Signature and Title)*	/s/ Donald C. Cacciapaglia

Donald C. Cacciapaglia, President
Date	June 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia

Donald C. Cacciapaglia, President
Date	June 6, 2014

By (Signature and Title)*	/s/ John L. Sullivan

John L. Sullivan, Chief Financial Officer, Chief Accounting Officer and Treasurer
Date	June 6, 2014

* Print the name and title of each signing officer under his or her signature.